Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
As of July 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.1%)
Australia (4.8%)
*	Lynas Rare Earths Ltd.	3,257,159	17,605
	Breville Group Ltd.	533,113	12,674
	Reliance Worldwide Corp. Ltd.	2,948,585	12,044
*,1	Pilbara Minerals Ltd.	8,788,428	11,436
	Nine Entertainment Co. Holdings Ltd.	5,527,372	11,270
	Steadfast Group Ltd.	3,195,102	10,454
	nib holdings Ltd.	1,779,659	9,385
	ARB Corp. Ltd.	270,735	9,313
*	Champion Iron Ltd.	1,627,903	9,097
	Eagers Automotive Ltd.	739,787	8,639
	IRESS Ltd.	786,773	8,165
*,2	Zip Co. Ltd.	1,638,466	7,998
	Healius Ltd.	2,220,234	7,965
	Bapcor Ltd.	1,308,818	7,871
	National Storage REIT	5,001,603	7,850
	Charter Hall Long Wale REIT	2,095,090	7,565
	Pro Medicus Ltd.	164,234	7,021
	Link Administration Holdings Ltd.	1,915,129	6,833
	Pendal Group Ltd.	1,144,995	6,797
	Premier Investments Ltd.	339,779	6,726
	Super Retail Group Ltd.	669,368	6,529
*	Corporate Travel Management Ltd.	408,121	6,515
*	Megaport Ltd.	522,663	6,396
*	Orocobre Ltd.	1,004,614	6,078
	Waypoint REIT	3,138,932	6,066
*	Perseus Mining Ltd.	4,839,389	5,914
	BWP Trust	1,932,793	5,838
*	Galaxy Resources Ltd.	1,690,506	5,790
*	Chalice Mining Ltd.	1,051,272	5,594
	Ingenia Communities Group	1,308,481	5,585
[3]	Viva Energy Group Ltd.	3,671,055	5,568
	Charter Hall Retail REIT	2,018,623	5,504
*	Uniti Group Ltd.	2,103,701	5,398
	Codan Ltd.	405,166	5,025
*,2	Webjet Ltd.	1,312,715	4,820
	InvoCare Ltd.	599,645	4,720
	Credit Corp. Group Ltd.	228,424	4,702
	Centuria Capital Group	2,166,318	4,647
*,1	PointsBet Holdings Ltd.	556,203	4,625
	Regis Resources Ltd.	2,414,544	4,551
	Brickworks Ltd.	253,086	4,517
	Abacus Property Group	1,921,942	4,479

		Shares	Market Value ($000)
	Aventus Group	1,942,694	4,472
*	De Grey Mining Ltd.	4,632,891	4,254
	IPH Ltd.	698,287	4,153
	Technology One Ltd.	593,112	4,123
	Bega Cheese Ltd.	1,081,510	4,099
	Costa Group Holdings Ltd. (XASX)	1,732,459	4,089
	Arena REIT	1,543,981	4,011
	GrainCorp Ltd. Class A	1,016,873	3,919
	Ramelius Resources Ltd.	3,159,470	3,917
*	Temple & Webster Group Ltd.	440,820	3,871
	Elders Ltd.	457,015	3,803
*	Nanosonics Ltd.	957,697	3,749
	Rural Funds Group	1,987,519	3,741
*,2	PolyNovo Ltd.	2,240,123	3,719
	Cromwell Property Group	5,749,307	3,696
	St. Barbara Ltd.	2,783,826	3,604
	Sandfire Resources Ltd.	705,616	3,572
*	Silver Lake Resources Ltd.	3,141,219	3,511
	Gold Road Resources Ltd.	3,564,172	3,440
	Clinuvel Pharmaceuticals Ltd.	165,465	3,389
	GUD Holdings Ltd.	384,785	3,332
	Centuria Industrial REIT	1,180,890	3,321
	Lifestyle Communities Ltd.	261,837	3,284
	Nickel Mines Ltd.	4,031,040	3,253
*	Tyro Payments Ltd.	1,254,724	3,196
	AUB Group Ltd.	186,719	3,161
	Blackmores Ltd.	58,605	3,133
*	EML Payments Ltd.	1,190,342	3,123
*	EVENT Hospitality and Entertainment Ltd.	332,686	3,055
	Monadelphous Group Ltd.	372,140	2,954
	Omni Bridgeway Ltd.	1,083,987	2,751
	Netwealth Group Ltd.	235,388	2,721
*,2	Piedmont Lithium Inc. GDR	5,018,642	2,696
	Tassal Group Ltd.	1,094,908	2,607
	HUB24 Ltd.	146,857	2,597
*,2	Mesoblast Ltd.	1,858,156	2,586
	SeaLink Travel Group Ltd.	370,205	2,529
	United Malt Grp Ltd.	761,526	2,519
	Collins Foods Ltd.	292,273	2,373
	Charter Hall Social Infrastructure REIT	918,111	2,326
	Pinnacle Investment Management Group Ltd.	238,527	2,308
	GWA Group Ltd.	1,109,708	2,292
	Growthpoint Properties Australia Ltd.	766,649	2,216
	Hansen Technologies Ltd.	481,648	2,198
	Austal Ltd.	1,376,274	2,186
	Select Harvests Ltd.	373,457	2,182
	Western Areas Ltd.	1,108,837	2,131
[2]	Kogan.com Ltd.	274,192	2,100
	Australian Ethical Investment Ltd.	347,992	2,096
*	West African Resources Ltd.	2,693,596	2,072
*	Telix Pharmaceuticals Ltd.	483,709	2,000
*	Australian Strategic Materials Ltd.	312,939	1,999
	Centuria Office REIT	1,099,154	1,989
	Perenti Global Ltd.	2,936,950	1,972
	Lovisa Holdings Ltd.	166,541	1,927
*,2	Bellevue Gold Ltd.	2,599,330	1,884
*	nearmap Ltd.	1,228,617	1,868
	Accent Group Ltd.	899,436	1,806

		Shares	Market Value ($000)
	GDI Property Group	2,151,684	1,784
	Jumbo Interactive Ltd.	139,934	1,703
*	G8 Education Ltd.	2,326,125	1,658
*	Resolute Mining Ltd.	4,128,623	1,627
	Bravura Solutions Ltd.	644,084	1,607
*	Genworth Mortgage Insurance Australia Ltd.	1,070,021	1,601
*	Redbubble Ltd.	661,592	1,577
*,3	Coronado Global Resources Inc. GDR	2,159,872	1,571
	Pact Group Holdings Ltd.	574,149	1,561
*	Starpharma Holdings Ltd. Class A	1,519,254	1,543
*	oOh!media Ltd.	1,277,274	1,540
*	Syrah Resources Ltd.	1,488,737	1,536
	Integral Diagnostics Ltd.	386,811	1,503
	APN Industria REIT	595,293	1,464
	NRW Holdings Ltd.	1,130,582	1,422
	Inghams Group Ltd.	504,705	1,409
	Imdex Ltd.	912,812	1,404
*	Eclipx Group Ltd.	810,235	1,402
	Data#3 Ltd.	390,680	1,339
[2]	Dicker Data Ltd.	155,957	1,331
	McMillan Shakespeare Ltd.	142,083	1,323
	Sigma Healthcare Ltd.	2,837,086	1,312
*	Emeco Holdings Ltd.	1,448,102	1,271
*	Mayne Pharma Group Ltd.	5,343,285	1,258
	HomeCo Daily Needs REIT	1,159,982	1,258
*	Karoon Energy Ltd.	1,353,998	1,243
*	City Chic Collective Ltd.	313,656	1,229
	BWX Ltd.	334,084	1,225
	SmartGroup Corp. Ltd.	230,748	1,223
*	Capricorn Metals Ltd.	755,931	1,204
	Mount Gibson Iron Ltd.	1,900,989	1,203
*	Marley Spoon AG GDR	710,271	1,143
	Australian Pharmaceutical Industries Ltd.	1,092,436	1,131
*	Estia Health Ltd.	650,341	1,127
*	Fineos Corp. Ltd. GDR	410,160	1,115
	Baby Bunting Group Ltd.	260,291	1,099
*	Westgold Resources Ltd.	844,749	1,084
	Hotel Property Investments	443,776	1,065
	MyState Ltd.	288,709	1,049
*	Nuix Ltd.	564,867	1,033
*	Alkane Resources Ltd.	1,218,448	1,027
*	Seven West Media Ltd.	2,973,552	1,024
*	Audinate Group Ltd.	138,570	1,012
	Infomedia Ltd.	981,063	1,005
*,2	Electro Optic Systems Holdings Ltd.	330,840	1,003
*	Southern Cross Media Group Ltd.	693,867	995
	Senex Energy Ltd.	418,980	979
[2]	New Hope Corp. Ltd.	607,726	890
*	Australian Agricultural Co. Ltd.	836,792	857
[2]	Virtus Health Ltd.	167,148	856
*,1,2	Paradigm Biopharmaceuticals Ltd.	523,348	854
	Jupiter Mines Ltd.	3,864,808	835
	Aurelia Metals Ltd.	3,080,714	833
	Cedar Woods Properties Ltd.	166,885	814
*	Opthea Ltd.	879,260	807
*,2	Carnarvon Petroleum Ltd.	4,076,002	793
*	Myer Holdings Ltd.	2,145,932	780
*,2	Andromeda Metals Ltd.	6,784,023	776

		Shares	Market Value ($000)
*	Japara Healthcare Ltd.	757,762	768
	Australian Finance Group Ltd.	392,380	748
	Macmahon Holdings Ltd.	4,603,805	743
	SG Fleet Group Ltd.	331,373	723
*	Humm Group Ltd.	987,817	679
	OFX Group Ltd.	616,521	661
*	Cooper Energy Ltd.	3,667,402	619
	Service Stream Ltd.	894,797	596
*,2	Superloop Ltd.	881,768	568
	Regis Healthcare Ltd.	357,557	547
	MACA Ltd.	734,211	482
*,2	New Century Resources Ltd.	3,211,411	482
*	AMA Group Ltd.	1,317,650	474
*,2	Bubs Australia Ltd.	1,405,838	461
	Navigator Global Investments Ltd.	310,627	401
*	Dacian Gold Ltd.	2,183,925	399
	Vita Group Ltd.	378,563	280
*	Service Stream Limited Common Stock	298,266	198
*,1,2	Liquefied Natural Gas Ltd.	1,600,429	50
*	Juno Minerals Ltd.	180,939	29
			557,669
Austria (0.8%)
	Wienerberger AG	408,984	16,718
[3]	BAWAG Group AG	217,292	12,344
*	IMMOFINANZ AG	327,915	7,775
*	Lenzing AG	50,752	6,546
	Oesterreichische Post AG	123,470	6,518
	CA Immobilien Anlagen AG	146,661	6,456
	Mayr Melnhof Karton AG	25,121	5,345
	S IMMO AG	214,538	5,114
	UNIQA Insurance Group AG	436,351	3,740
	Vienna Insurance Group AG Wiener Versicherung Gruppe	120,550	3,322
	AT&S Austria Technologie & Systemtechnik AG	72,095	3,303
	EVN AG	100,266	2,427
*	Schoeller-Bleckmann Oilfield Equipment AG	65,582	2,392
	Strabag SE (Bearer)	44,045	1,998
*	DO & CO AG	17,566	1,435
	Palfinger AG	27,158	1,175
*	Flughafen Wien AG	27,428	911
	Agrana Beteiligungs AG	30,733	653
*	Porr AG	26,516	518
*,1	CA Immobilien Anlagen AG	255,953	—
			88,690
Belgium (1.2%)
	Aedifica SA	126,944	18,186
	Cofinimmo SA	97,251	15,716
	D'ieteren Group	83,936	13,453
	Melexis NV	68,337	7,617
	Montea NV	52,810	7,077
	Euronav NV	754,830	6,559
	Barco NV	261,209	6,525
	Bekaert SA	136,009	6,459
	KBC Ancora	134,103	5,928
	Fagron	233,176	4,837
*	Tessenderlo Group SA	105,014	4,442
	Gimv NV	69,187	4,415
*	bpost SA	380,573	4,274

		Shares	Market Value ($000)
	VGP NV	20,622	4,245
	Befimmo SA	92,585	3,924
*	AGFA-Gevaert NV	739,167	3,646
	Shurgard Self Storage SA	67,935	3,642
	Xior Student Housing NV	52,858	3,416
*	Ontex Group NV	301,873	3,358
	Retail Estates NV	28,774	2,331
*	Kinepolis Group NV	38,081	1,978
	Cie d'Entreprises CFE	18,447	1,884
	Orange Belgium SA	70,205	1,680
	Econocom Group SA NV	345,502	1,502
*,2	Mithra Pharmaceuticals SA	41,938	1,013
	Van de Velde NV	15,329	453
	Wereldhave Belgium Comm VA	6,639	377
			138,937
Brazil (1.1%)
*	Embraer SA	2,593,568	9,257
*	Petro Rio SA	2,329,676	7,984
	Banco Pan SA Preference Shares	1,214,726	4,798
*	Santos Brasil Participacoes SA	2,300,305	4,002
	Light SA	1,377,200	3,834
	Pet Center Comercio E Participacoes SA	847,218	3,715
	Cia Hering	508,488	3,632
	MRV Engenharia e Participacoes SA	1,288,847	3,549
	Arezzo Industria e Comercio SA	202,800	3,525
*	Gol Linhas Aereas Inteligentes SA Preference Shares	851,416	3,368
	Iguatemi Empresa de Shopping Centers SA	420,900	3,300
	Kinea Indice de Precos FII	151,563	3,200
*	CVC Brasil Operadora e Agencia de Viagens SA	676,178	2,895
	Meliuz SA	214,100	2,791
*	Anima Holding SA	1,222,931	2,700
	Unipar Carbocloro SA Preference Shares	152,426	2,678
	SLC Agricola SA	292,900	2,531
	Lojas Quero Quero SA	548,800	2,334
	Minerva SA	1,343,767	2,314
*	Omega Geracao SA	324,348	2,249
	CSHG Logistica FI Imobiliario	67,086	2,176
	SIMPAR SA	162,100	2,168
*	GRUPO DE MODA SOMA SA	642,767	2,166
	Construtora Tenda SA	487,164	2,098
*	Grupo SBF SA	279,300	1,882
*	EcoRodovias Infraestrutura e Logistica SA	859,861	1,801
*	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	121,400	1,716
	Ambipar Participacoes e Empreendimentos SA	167,400	1,634
	Vivara Participacoes SA	253,200	1,517
	Banco do Estado do Rio Grande do Sul SA Class B Preference Shares	633,300	1,501
	Movida Participacoes SA	348,300	1,499
	Alupar Investimento SA	313,009	1,475
*	Hidrovias do Brasil SA	1,323,400	1,405
	MPM Corporeos SA	395,800	1,379
	Cia de Saneamento de Minas Gerais-COPASA	516,223	1,374
*	BK Brasil Operacao e Assessoria a Restaurantes SA	672,083	1,358
	Boa Vista Servicos SA	582,700	1,297
	AES Brasil Energia SA	486,591	1,296
	JHSF Participacoes SA	885,200	1,268
	Randon SAImplementos E Participacoes Preference Shares	476,688	1,243
	LOG Commercial Properties e Participacoes SA	222,765	1,228
	Mahle-Metal Leve SA	194,000	1,189

		Shares	Market Value ($000)
*	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	202,100	1,121
*	Iochpe Maxion SA	374,144	1,040
	Jereissati Participacoes SA	150,600	1,018
	Wiz Solucoes e Corretagem de Seguros SA	340,900	1,015
	Marcopolo SA Preference Shares	1,739,532	1,005
*	Sequoia Logistica E Transportes SA	222,800	945
*	Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA	541,900	910
	BR Properties SA	546,406	906
*	Tupy SA	176,131	741
	Camil Alimentos SA	414,100	708
	Enauta Participacoes SA	229,500	661
*	C&a Modas Ltda	280,600	638
[3]	Ser Educacional SA	177,098	544
	Even Construtora e Incorporadora SA	301,022	521
	Direcional Engenharia SA	206,894	505
	Instituto Hermes Pardini SA	119,400	450
*	Empreendimentos Pague Menos S/A	150,800	346
*	3R PETROLEUM OLEO E GAS SA	42,400	315
*	CVC Brasil Operadora e Agencia de Viagens SA	72,535	306
	Cruzeiro do Sul Educacional SA	113,300	272
*	CSHG Logistica FI Imobiliario Right 8/11/21	11,288	19
			123,312
Canada (14.7%)
	Open Text Corp.	935,615	48,596
	WSP Global Inc.	400,235	47,508
	First Quantum Minerals Ltd.	1,974,360	42,285
	Kirkland Lake Gold Ltd.	955,093	40,842
[2]	Emera Inc.	835,006	38,946
	TFI International Inc.	315,640	35,334
[2]	Algonquin Power & Utilities Corp.	2,083,051	33,193
*	CAE Inc.	988,993	30,179
[2]	Canadian Apartment Properties REIT	596,007	29,786
	CCL Industries Inc. Class B	516,057	29,596
	Kinross Gold Corp.	4,482,393	29,353
	West Fraser Timber Co. Ltd.	381,890	27,393
	Tourmaline Oil Corp.	932,076	25,446
	Cameco Corp.	1,420,524	25,266
	Northland Power Inc.	698,461	24,510
	FirstService Corp.	131,169	24,432
	Inter Pipeline Ltd.	1,524,528	24,415
	Gildan Activewear Inc.	696,250	24,003
	Toromont Industries Ltd.	276,316	23,350
*	Lightspeed POS Inc.	269,510	23,078
	Ritchie Bros Auctioneers Inc.	386,050	23,047
*	Descartes Systems Group Inc.	305,093	22,129
[2]	Keyera Corp.	812,852	21,761
	Lundin Mining Corp.	2,303,460	20,993
	Pan American Silver Corp.	738,745	20,742
	RioCan REIT	1,126,875	20,404
	iA Financial Corp. Inc.	365,529	20,222
	TMX Group Ltd.	183,946	20,201
	AltaGas Ltd.	954,047	20,196
	Onex Corp.	251,441	19,166
	Empire Co. Ltd. Class A	570,366	18,730
*,2	BlackBerry Ltd.	1,815,253	18,478
	ARC Resources Ltd.	2,419,387	18,306
	Stantec Inc.	390,956	18,200

		Shares	Market Value ($000)
	Element Fleet Management Corp.	1,575,308	18,031
	Brookfield Renewable Corp. Class A	423,076	17,953
	Parkland Corp.	536,726	17,084
	SNC-Lavalin Group Inc.	626,936	16,683
[2]	Allied Properties REIT	436,200	15,982
	Endeavour Mining plc	660,007	15,717
	Yamana Gold Inc.	3,494,804	15,659
	B2Gold Corp.	3,734,553	15,655
	Finning International Inc.	592,667	15,325
	Quebecor Inc. Class B	584,568	15,294
	Boyd Group Services Inc.	76,243	14,934
*	Ivanhoe Mines Ltd. Class A	2,000,255	14,846
	GFL Environmental Inc.	418,094	14,564
	Colliers International Group Inc.	110,307	14,154
[2]	Ballard Power Systems Inc.	872,996	14,135
	H&R REIT	1,045,893	14,109
	Granite REIT	195,012	13,502
	SSR Mining Inc.	801,615	13,050
	Capital Power Corp.	380,782	12,910
*	Kinaxis Inc.	98,947	12,837
	CI Financial Corp.	698,650	12,740
*	Air Canada Class A	605,534	12,124
	BRP Inc.	143,036	11,984
	Alamos Gold Inc. Class A	1,444,351	11,739
	First Capital REIT	798,367	11,583
	SmartCentres REIT	470,984	11,386
	Premium Brands Holdings Corp. Class A	110,672	11,317
[2]	First Majestic Silver Corp.	753,746	10,307
	TransAlta Corp.	980,366	10,223
	Choice Properties REIT	859,372	10,126
	Gibson Energy Inc.	550,288	10,083
	Primo Water Corp.	606,998	10,018
	Boralex Inc. Class A	311,124	9,793
	Linamar Corp.	162,241	9,600
*	Bombardier Inc. Class B	7,857,926	9,385
	Atco Ltd. Class I	259,687	9,383
	PrairieSky Royalty Ltd.	805,935	9,031
	Innergex Renewable Energy Inc.	503,299	8,774
	Stella-Jones Inc.	241,084	8,748
	Osisko Gold Royalties Ltd.	630,628	8,598
*	ATS Automation Tooling Systems Inc.	275,877	8,305
	Chartwell Retirement Residences	781,549	8,213
*	Canada Goose Holdings Inc.	189,854	8,059
*	Parex Resources Inc.	487,929	8,017
[2]	Cargojet Inc.	51,455	8,009
	Superior Plus Corp.	619,022	7,780
	Brookfield Infrastructure Corp. Class A	118,647	7,694
	Methanex Corp.	225,283	7,591
	Crescent Point Energy Corp.	2,030,581	7,422
	ECN Capital Corp.	875,722	7,363
*	MEG Energy Corp.	1,135,502	7,245
*,2	Great Canadian Gaming Corp.	200,686	7,126
[2]	Russel Metals Inc.	250,733	7,074
	Canadian Western Bank	253,512	6,911
*	Novagold Resources Inc.	872,944	6,843
	Enghouse Systems Ltd.	150,835	6,808
[2]	TransAlta Renewables Inc.	384,495	6,771
*	Pretium Resources Inc.	696,413	6,492

		Shares	Market Value ($000)
	Centerra Gold Inc.	801,666	6,445
*	Home Capital Group Inc. Class B	206,872	6,442
*	Eldorado Gold Corp.	648,433	6,060
*	Equinox Gold Corp.	861,356	5,993
*	Turquoise Hill Resources Ltd.	355,924	5,940
	Hudbay Minerals Inc.	823,983	5,885
	Cominar REIT	634,431	5,817
[2]	Boardwalk REIT	157,642	5,772
	Enerplus Corp.	880,482	5,484
	Transcontinental Inc. Class A	277,130	5,484
	Whitecap Resources Inc.	1,179,607	5,399
	North West Co. Inc.	176,543	5,145
*,2	Cronos Group Inc.	694,951	5,130
*	OceanaGold Corp.	2,629,210	5,121
*	IAMGOLD Corp.	1,845,920	5,045
	Maple Leaf Foods Inc.	246,595	4,884
	Artis REIT	508,351	4,784
*,2	Aurora Cannabis Inc.	679,291	4,770
	Dye & Durham Ltd.	125,381	4,740
	NFI Group Inc.	214,785	4,664
	Cascades Inc.	358,049	4,589
	Laurentian Bank of Canada	132,251	4,495
*	Vermilion Energy Inc.	574,545	4,131
*	Celestica Inc.	462,335	4,087
*	Torex Gold Resources Inc.	339,365	3,816
*	Canfor Corp.	190,949	3,687
	Mullen Group Ltd.	327,523	3,557
[2]	Dream Office REIT	196,334	3,512
	Martinrea International Inc.	333,006	3,379
	Winpak Ltd.	88,871	2,904
	Cogeco Communications Inc.	28,819	2,729
	Aecon Group Inc.	155,401	2,535
*,3	Nuvei Corp.	27,894	2,291
	Westshore Terminals Investment Corp.	110,540	1,908
	First National Financial Corp.	45,007	1,663
*	Lightspeed POS Inc. (XTSE)	14,700	1,257
	GFL Environmental Inc. (XTSE)	11,088	387
			1,713,106
Chile (0.1%)
*	Latam Airlines Group SA	851,125	2,243
	Vina Concha y Toro SA	1,097,238	1,907
	SMU SA	15,124,812	1,546
	SONDA SA	2,759,978	1,455
	Inversiones Aguas Metropolitanas SA	1,324,705	710
*	Ripley Corp. SA	2,758,809	590
	Salfacorp SA	862,272	427
	Inversiones La Construccion SA	86,747	354
	Besalco SA	646,152	230
			9,462
China (5.6%)
*,1	GCL-Poly Energy Holdings Ltd.	64,191,456	16,355
*	Chinasoft International Ltd.	7,926,304	14,212
*,3	Akeso Inc.	1,755,000	11,676
*	Daqo New Energy Corp. ADR	193,729	11,478
*	360 DigiTech Inc. ADR	464,679	9,874
	China Meidong Auto Holdings Ltd.	1,610,000	8,690
[3]	Hygeia Healthcare Holdings Co. Ltd.	843,400	8,445

		Shares	Market Value ($000)
	Dongyue Group Ltd.	4,019,000	8,439
*	21vianet Group Inc. ADR	403,826	6,998
[3]	Jiumaojiu International Holdings Ltd.	2,324,000	6,936
*,3	InnoCare Pharma Ltd.	2,096,000	6,925
*	Canadian Solar Inc.	168,288	6,774
	China Yongda Automobiles Services Holdings Ltd.	3,603,000	6,728
*,2	JinkoSolar Holding Co. Ltd. ADR	124,087	6,687
*,3	Alphamab Oncology	2,203,000	6,106
*,3	Venus MedTech Hangzhou Inc. Class H	957,500	6,052
	Xtep International Holdings Ltd.	4,318,379	6,005
*,3	Weimob Inc.	4,220,000	5,725
*,3	Peijia Medical Ltd.	1,406,000	5,515
*	Noah Holdings Ltd. ADR	140,807	5,435
	Sihuan Pharmaceutical Holdings Group Ltd.	14,849,000	5,055
[2]	Tianneng Power International Ltd.	2,534,468	4,863
	CIFI Ever Sunshine Services Group Ltd.	2,384,000	4,764
*	XD Inc.	746,600	4,746
*	Baozun Inc. ADR	190,015	4,697
	China Overseas Property Holdings Ltd.	5,010,000	4,696
*	Lifetech Scientific Corp.	8,218,058	4,600
	China Grand Pharmaceutical and Healthcare Holdings Ltd. Class A	5,659,240	4,502
	China Education Group Holdings Ltd.	2,416,000	4,381
	Xinyi Energy Holdings Ltd.	6,444,000	4,140
	Hollysys Automation Technologies Ltd.	272,590	4,111
	Fu Shou Yuan International Group Ltd.	4,247,000	4,053
	Greentown Service Group Co. Ltd.	3,592,000	3,910
	Powerlong Real Estate Holdings Ltd.	5,681,000	3,844
	Ginlong Technologies Co. Ltd. Class A	78,880	3,776
	SSY Group Ltd.	5,785,324	3,714
*	Niu Technologies ADR	139,904	3,582
	Hangzhou Silan Microelectronics Co. Ltd. Class A	325,700	3,528
*,2	HUYA Inc. ADR	270,488	3,460
*	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	836,000	3,368
*,3	Zhou Hei Ya International Holdings Co. Ltd.	3,721,000	3,226
*	LexinFintech Holdings Ltd. ADR	408,800	3,213
	China Suntien Green Energy Corp. Ltd. Class H	6,187,762	3,208
	Sany Heavy Equipment International Holdings Co. Ltd.	2,755,000	3,024
	China SCE Group Holdings Ltd.	8,615,000	3,007
[3]	Genertec Universal Medical Group Co. Ltd.	3,631,309	3,006
	China Oriental Group Co. Ltd.	9,308,000	2,979
*	Sohu.com Ltd. ADR	147,605	2,933
	Digital China Holdings Ltd.	5,085,588	2,914
	China Water Affairs Group Ltd.	3,859,600	2,909
*,2	Yeahka Ltd.	599,600	2,889
*,3	Ascentage Pharma Group International	485,700	2,850
[2]	Q Technology Group Co. Ltd.	1,658,000	2,839
[3]	Viva Biotech Holdings	2,817,500	2,790
*	Kaisa Group Holdings Ltd.	10,111,268	2,747
[3]	China Yuhua Education Corp. Ltd.	4,424,000	2,742
	NetDragon Websoft Holdings Ltd.	1,163,090	2,716
	Yuexiu REIT	5,422,207	2,710
	Jinchuan Group International Resources Co. Ltd.	16,289,000	2,686
	Gemdale Properties & Investment Corp. Ltd.	24,486,000	2,646
*,3	CStone Pharmaceuticals	1,329,500	2,462
	Zhenro Properties Group Ltd.	4,396,000	2,454
*	Ausnutria Dairy Corp. Ltd.	2,549,000	2,415
*	Hainan Meilan International Airport Co. Ltd. Class H	751,000	2,412
	Lonking Holdings Ltd.	7,737,313	2,411

		Shares	Market Value ($000)
	Joinn Laboratories China Co. Ltd. Class A	80,405	2,371
	Yuzhou Group Holdings Co. Ltd.	11,474,771	2,365
	COFCO Meat Holdings Ltd.	8,022,000	2,335
	Hangzhou Steam Turbine Co. Ltd. Class B	1,295,970	2,310
[3]	Hope Education Group Co. Ltd.	12,240,000	2,302
	Greatview Aseptic Packaging Co. Ltd.	5,339,000	2,268
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	1,376,400	2,179
	Tong Ren Tang Technologies Co. Ltd. Class H	2,938,516	2,167
*	Fufeng Group Ltd.	6,632,864	2,126
	Wuxi Shangji Automation Co. Ltd. Class A	59,400	2,105
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	3,607,139	2,096
	Hexing Electrical Co. Ltd. Class A	1,069,662	2,065
	Jinke Smart Services Group Co. Ltd. Class H	307,800	2,055
	Fanhua Inc. ADR	149,667	2,034
	PAX Global Technology Ltd.	1,868,062	2,026
[3]	AK Medical Holdings Ltd.	1,590,000	1,968
	Western Region Gold Co. Ltd. Class A	1,101,667	1,955
*	DouYu International Holdings Ltd. ADR	484,188	1,951
	Guangxi Wuzhou Communications Co. Ltd. Class A	3,466,220	1,934
	China Overseas Grand Oceans Group Ltd.	3,235,500	1,863
	Sunflower Pharmaceutical Group Co. Ltd. Class A	759,571	1,789
	Tiangong International Co. Ltd.	3,522,000	1,776
[3]	Midea Real Estate Holding Ltd.	1,023,000	1,730
	Shanghai Haohai Biological Technology Co. Ltd. Class A	51,476	1,707
	Jiangsu Yoke Technology Co. Ltd. Class A	103,200	1,706
	Hisense Home Appliances Group Co. Ltd. Class A	918,889	1,704
	China BlueChemical Ltd. Class H	5,384,000	1,700
	Guangdong Provincial Expressway Development Co. Ltd. Class B	2,572,094	1,699
*	Skyworth Group Ltd.	6,158,710	1,692
	Red Avenue New Materials Group Co. Ltd. Class A	144,400	1,684
[2]	Comba Telecom Systems Holdings Ltd.	7,215,959	1,683
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	904,096	1,675
	China Resources Medical Holdings Co. Ltd.	1,786,791	1,658
	China Zhenhua Group Science & Technology Co. Ltd. Class A	129,600	1,651
*,3	JW Cayman Therapeutics Co. Ltd. (XHKG)	622,500	1,644
	CIMC Enric Holdings Ltd.	1,694,000	1,640
*	Ronshine China Holdings Ltd.	3,052,000	1,585
*,3	China Logistics Property Holdings Co. Ltd.	3,726,000	1,584
*,2	China Maple Leaf Educational Systems Ltd.	7,608,000	1,549
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	1,074,331	1,546
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	84,210	1,541
	Zhongyu Gas Holdings Ltd.	1,795,000	1,540
	Rongsheng Petrochemical Co. Ltd. Class A	1,627,686	1,528
[2]	Zhuguang Holdings Group Co. Ltd.	7,576,000	1,520
	Poly Property Group Co. Ltd.	6,143,000	1,496
	Xiamen Faratronic Co. Ltd. Class A	53,000	1,472
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	1,206,540	1,467
	Powerlong Commercial Management Holdings Ltd.	500,000	1,459
*	Shenzhen Chengxin Lithium Group Co. Ltd. Class A	193,400	1,457
*	C&D International Investment Group Ltd.	836,000	1,452
	Eastern Communications Co. Ltd. Class A	773,400	1,448
	Henan Shenhuo Coal & Power Co. Ltd. Class A	794,343	1,443
*,3	Meitu Inc.	7,095,000	1,433
	Bafang Electric Suzhou Co. Ltd. Class A	41,200	1,431
	Zhejiang HangKe Technology Inc. Co. Class A	74,463	1,422
	Shoucheng Holdings Ltd.	6,295,246	1,419
*,3	Yidu Tech Inc.	322,100	1,382
	Xiamen Kingdomway Group Co. Class A	253,433	1,350

		Shares	Market Value ($000)
	China Minmetals Rare Earth Co. Ltd. Class A	227,100	1,327
	Ming Yang Smart Energy Group Ltd. Class A	394,200	1,320
	CGN New Energy Holdings Co. Ltd.	3,396,720	1,312
	Suzhou TA&A Ultra Clean Technology Co. Ltd. Class A	151,300	1,311
	JNBY Design Ltd.	624,000	1,308
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	485,100	1,295
	YongXing Special Materials Technology Co. Ltd. Class A	89,500	1,290
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	174,500	1,277
*	Shanxi Meijin Energy Co. Ltd. Class A	929,200	1,251
*	Jiangsu Hoperun Software Co. Ltd. Class A	207,900	1,240
[2]	Kangji Medical Holdings Ltd.	845,000	1,239
	Sichuan Yahua Industrial Group Co. Ltd. Class A	243,200	1,235
	China Tian Lun Gas Holdings Ltd.	1,198,400	1,229
*,1	China Machinery Engineering Corp. Class H	2,592,000	1,223
	PharmaBlock Sciences Nanjing Inc. Class A	53,300	1,223
	China Dongxiang Group Co. Ltd.	8,905,000	1,206
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	94,300	1,200
*	Sogou Inc. ADR	135,762	1,199
	Shenzhen Senior Technology Material Co. Ltd. Class A	180,744	1,193
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	48,300	1,186
	Tofflon Science & Technology Group Co. Ltd. Class A	153,000	1,185
	Bank of Chongqing Co. Ltd. Class H	1,977,843	1,173
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	139,600	1,170
*	Tianli Education International Holdings Ltd.	4,201,000	1,160
*	Huangshan Tourism Development Co. Ltd. Class B	1,661,215	1,152
[3]	China New Higher Education Group Ltd.	2,208,000	1,152
*	Estun Automation Co. Ltd. Class A (XSEC)	187,200	1,134
*	Beijing Capital Land Ltd. Class H	3,597,000	1,131
	Apeloa Pharmaceutical Co. Ltd. Class A	262,800	1,125
	Qingdao Haier Biomedical Co. Ltd. Class A	69,237	1,120
	Times Neighborhood Holdings Ltd.	1,662,000	1,112
[3]	Shanghai Haohai Biological Technology Co. Ltd. Class H	104,100	1,091
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	91,400	1,088
*	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	965,000	1,076
	Beijing Easpring Material Technology Co. Ltd. Class A	103,200	1,071
	Beijing United Information Technology Co. Ltd.	69,465	1,053
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	927,100	1,051
	China Kepei Education Group Ltd.	1,830,000	1,050
[2]	China Modern Dairy Holdings Ltd.	5,767,000	1,041
*	So-Young International Inc. ADR	144,511	1,035
	Beijing Cisri-Gaona Materials & Technology Co. Ltd. Class A	188,800	1,019
*	Youdao Inc. ADR	115,029	1,015
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	111,600	1,011
	Shanghai Wanye Enterprises Co. Ltd. Class A	252,100	1,005
	Shenzhen Kedali Industry Co. Ltd. Class A	55,000	1,002
[2,3]	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	1,295,830	999
	Sinopec Kantons Holdings Ltd.	2,767,962	987
	Shenzhen Sunlord Electronics Co. Ltd. Class A	157,000	986
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	257,500	976
[3]	Archosaur Games Inc.	773,000	976
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	163,350	974
	Concord New Energy Group Ltd.	13,210,000	970
	Sailun Group Co. Ltd. Class A	682,294	968
	Shanghai Belling Co. Ltd. Class A	176,800	962
	Yuexiu Transport Infrastructure Ltd.	1,810,000	955
	China Harmony New Energy Auto Holding Ltd.	1,992,500	930
[2]	China Tobacco International HK Co. Ltd.	469,000	925
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	56,025	920

		Shares	Market Value ($000)
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	18,012	915
	Skyfame Realty Holdings Ltd.	7,724,000	914
	Chengtun Mining Group Co. Ltd. Class A	614,300	897
	Consun Pharmaceutical Group Ltd.	1,510,000	891
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	111,900	889
*	Hi Sun Technology China Ltd.	5,304,101	888
*	China Zhongwang Holdings Ltd.	4,366,000	878
*	TCL Electronics Holdings Ltd.	1,697,122	865
	Xiamen International Airport Co. Ltd. Class A	363,820	864
	Sinocare Inc. Class A	182,300	852
*	Sinofert Holdings Ltd.	4,874,000	847
	Hisense Home Appliances Group Co. Ltd. Class H	722,173	841
	West China Cement Ltd.	5,597,200	837
	Qianhe Condiment and Food Co. Ltd. Class A	224,452	835
*	Southern Shuanglin Bio-pharmacy Co. Ltd. Class A	171,263	822
	Zhongliang Holdings Group Co. Ltd.	1,509,000	820
[3]	Cathay Media And Education Group Inc.	1,582,000	818
	China Shineway Pharmaceutical Group Ltd.	800,343	811
*	Roshow Technology Co. Ltd. Class A	423,400	811
*,3	Maoyan Entertainment	641,000	810
	SPIC Dongfang New Energy Corp. Class A	1,239,350	803
	Shanghai Jin Jiang Capital Co. Ltd. Class H	3,855,480	798
	Shenzhen World Union Group Inc. Class A	679,900	785
	Chaowei Power Holdings Ltd.	1,534,563	761
	Shanghai Liangxin Electrical Co. Ltd. Class A	223,440	757
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	229,900	752
	Xianhe Co. Ltd. Class A	122,000	751
	Sino Wealth Electronic Ltd. Class A	68,772	743
	Xi'an Triangle Defense Co. Ltd. Class A	114,800	738
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	179,900	735
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	97,440	732
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	298,400	730
	China Foods Ltd.	2,228,000	721
*	Beijing Enterprises Clean Energy Group Ltd.	60,540,000	716
	Fibocom Wireless Inc. Class A	80,951	714
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	382,400	708
	Guangdong Hongda Blasting Co. Ltd. Class A	145,300	705
*	Gree Real Estate Co. Ltd. Class A	605,435	701
[2,3]	Redco Properties Group Ltd.	2,428,000	694
	Sai Micro Electronics Inc. Class A	139,000	693
*	LVGEM China Real Estate Investment Co. Ltd.	2,932,000	690
	Eoptolink Technology Inc. Ltd Class A	96,821	688
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	1,127,900	685
*	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	253,750	683
	Hangjin Technology Co. Ltd. Class A	127,700	680
	Haohua Chemical Science & Technology Co. Ltd. Class A	145,800	679
*	Beijing BDStar Navigation Co. Ltd. Class A	101,800	675
	Wuhu Token Science Co. Ltd. Class A	485,210	675
	Zhejiang Cfmoto Power Co. Ltd. Class A	42,100	673
	MLS Co. Ltd. Class A	266,400	670
*,2,3	Koolearn Technology Holding Ltd.	1,069,500	666
	Vats Liquor Chain Store Management JSC Ltd.	128,600	664
	China Lilang Ltd.	1,060,000	662
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	120,000	658
	Titan Wind Energy Suzhou Co. Ltd. Class A	383,500	655
	Shandong New Beiyang Information Technology Co. Ltd. Class A	490,300	651
	Sinofibers Technology Co. Ltd. Class A	82,600	651
	Yantai Tayho Advanced Materials Co. Ltd. Class A	201,900	641

		Shares	Market Value ($000)
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	187,600	641
	Hubei Dinglong Co. Ltd. Class A	173,900	635
*	C&D Property Management Group Co. Ltd.	1,069,000	634
	Jiangsu Guotai International Group Co. Ltd. Class A	339,000	633
	Riyue Heavy Industry Co. Ltd. Class A (XSHG)	116,900	630
	China South City Holdings Ltd.	6,600,000	629
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	275,200	626
	First Tractor Co. Ltd. Class A	287,300	624
	Quectel Wireless Solutions Co. Ltd. Class A	27,450	620
*	Guangzhou GRG Metrology & Test Co. Ltd. Class A	108,200	608
*	Fantasia Holdings Group Co. Ltd.	6,546,000	607
	Risen Energy Co. Ltd. Class A	194,000	607
*,2,3	Yixin Group Ltd.	2,417,000	604
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	206,600	600
*,2	BEST Inc. ADR	590,636	597
	Infore Environment Technology Group Co. Ltd. Class A	620,165	597
	CPMC Holdings Ltd.	1,042,000	591
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	370,000	587
	Shanghai Jin Jiang Online Network Service Co. Ltd. Class B	803,580	584
*	Inner Mongolia Xingye Mining Co. Ltd. Class A	403,700	584
	Shenzhen Kstar Science And Technology Co. Ltd. Class A	133,100	583
	CTS International Logistics Corp. Ltd. Class A	291,080	583
	Hainan Poly Pharm Co. Ltd. Class A	85,274	580
*	China High Speed Transmission Equipment Group Co. Ltd.	928,300	577
	Bethel Automotive Safety Systems Co. Ltd. Class A	92,900	577
	Tianshan Aluminum Group Co. Ltd. Class A	403,000	572
	Wuhan DR Laser Technology Corp. Ltd. Class A	18,800	571
	Wuxi Taiji Industry Co. Ltd. Class A	389,800	564
*	Chongqing Iron & Steel Co. Ltd. Class A	1,352,767	563
	Shanghai Weaver Network Co. Ltd. Class A	51,188	562
	Keshun Waterproof Technologies Co. Ltd. Class A	235,800	562
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	435,980	561
	Grandblue Environment Co. Ltd. Class A	166,200	560
*	Tongdao Liepin Group	301,200	557
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	57,800	554
	Amoy Diagnostics Co. Ltd. Class A	43,300	553
	Sanquan Food Co. Ltd. Class A	233,200	551
[2]	E-House China Enterprise Holdings Ltd.	1,289,400	550
	China Publishing & Media Co. Ltd. Class A	671,805	550
	Ningbo Orient Wires & Cables Co. Ltd. Class A	143,500	549
	Chengdu Leejun Industrial Co. Ltd. Class A	253,100	548
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	142,500	547
	Greenland Hong Kong Holdings Ltd.	2,228,000	546
*	YaGuang Technology Group Co. Ltd. Class A	274,900	540
	Xinyu Iron & Steel Co. Ltd. Class A	444,363	539
	Shandong Dongyue Organosilicon Material Co. Ltd. Class A	234,400	538
*	Chengzhi Co. Ltd. Class A	231,000	533
	Accelink Technologies Co. Ltd. Class A	125,000	532
	Longshine Technology Group Co. Ltd. Class A	188,350	531
	Renhe Pharmacy Co. Ltd. Class A	346,200	529
	COFCO Biotechnology Co. Ltd. Class A	397,500	527
	YanTai Shuangta Food Co. Ltd. Class A	301,100	527
	Beijing Tongtech Co. Ltd. Class A	107,460	525
	Xingda International Holdings Ltd.	2,488,000	522
	Chacha Food Co. Ltd. Class A	88,900	520
	Milkyway Chemical Supply Chain Service Co. Ltd. Class A	37,700	517
*	Chengdu CORPRO Technology Co. Ltd. Class A	122,500	516

		Shares	Market Value ($000)
[2,3]	China Everbright Greentech Ltd.	1,494,000	514
	Wuhan Jingce Electronic Group Co. Ltd. Class A	45,592	514
	Lushang Health Industry Development Co. Ltd. Class A	294,800	513
*	Dazhong Transportation Group Co. Ltd. Class B	1,765,935	509
	Shenzhen Yinghe Technology Co. Ltd. Class A	121,425	508
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	1,439,500	504
*	Sumavision Technologies Co. Ltd. Class A	393,700	501
	Jiangsu Shagang Co. Ltd. Class A	452,800	499
	Victory Giant Technology Huizhou Co. Ltd. Class A	128,600	499
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	198,833	497
*	Central China Management Co. Ltd.	1,997,000	496
	Shanghai Chinafortune Co. Ltd. Class A	196,800	487
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	54,500	483
	Nantong Jianghai Capacitor Co. Ltd. Class A	155,900	479
[2]	Perennial Energy Holdings Ltd.	2,480,000	479
	Hangzhou Dptech Technologies Co. Ltd. Class A	73,667	478
	Fangda Special Steel Technology Co. Ltd. Class A	399,492	474
	CNHTC Jinan Truck Co. Ltd. Class A	132,300	473
*,3	Ascletis Pharma Inc.	1,252,000	473
	Hainan Strait Shipping Co. Ltd. Class A	532,050	472
	Hunan Aihua Group Co. Ltd. Class A	86,843	470
	Lier Chemical Co. Ltd. Class A	97,100	468
	Fujian Star-net Communication Co. Ltd. Class A	108,000	466
*	Jilin Electric Power Co. Ltd. Class A	537,764	466
	ChemPartner PharmaTech Co. Ltd. Class A	204,900	458
	Hangcha Group Co. Ltd. Class A	186,900	458
	Hebei Chengde Lolo Co. Class A	301,760	456
	First Tractor Co. Ltd. Class H	912,954	455
	Harbin Electric Co. Ltd. Class H	1,809,813	455
*	Zhongtian Financial Group Co. Ltd. Class A	1,348,400	454
	Jinneng Science&Technology Co. Ltd. Class A	181,800	453
	Sino-Platinum Metals Co. Ltd. Class A	105,430	453
	Zhende Medical Co. Ltd. Class A	72,925	453
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	155,700	448
	Xiamen Xiangyu Co. Ltd. Class A	399,900	447
*	Bohai Leasing Co. Ltd. Class A	1,140,100	447
	Beijing SuperMap Software Co. Ltd. Class A	106,000	447
	Shenzhen Changhong Technology Co. Ltd. Class A	127,700	447
	Central China Real Estate Ltd.	1,997,000	445
*	China Tungsten And Hightech Materials Co. Ltd. Class A	198,500	442
	Bank of Chongqing Co. Ltd. Class A	316,700	442
*	China Merchants Land Ltd.	3,394,000	441
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	94,600	439
	Beijing GeoEnviron Engineering & Technology Inc. Class A	189,540	439
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	88,100	436
	Shenzhen Megmeet Electrical Co. Ltd. Class A	90,200	434
	Wondershare Technology Group Co. Ltd. Class A	54,700	434
	Qingling Motors Co. Ltd. Class H	2,008,929	427
	Anhui Jinhe Industrial Co. Ltd. Class A	92,600	424
	Goldenmax International Technology Ltd. Class A	166,100	423
	Client Service International Inc. Class A	117,300	420
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	104,500	417
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	735,000	415
	Riyue Heavy Industry Co. Ltd. Class A	76,900	415
	Kehua Data Co. Ltd. Class A	100,900	413
	State Grid Information & Communication Co. Ltd. Class A	220,500	407
*	Talkweb Information System Co. Ltd. Class A	313,800	407

		Shares	Market Value ($000)
	Beijing Thunisoft Corp. Ltd. Class A	149,100	405
	Grinm Advanced Materials Co. Ltd. Class A	156,900	404
*	Xi'an Tian He Defense Technology Co. Ltd. Class A	138,300	403
	Jinko Power Technology Co. Ltd. Class A	465,400	403
	Shanghai Industrial Urban Development Group Ltd.	4,728,000	402
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	176,900	402
	Shanghai Haixin Group Co. Class B	1,171,800	400
	Beijing North Star Co. Ltd. Class H	2,368,000	399
*	Visionox Technology Inc. Class A	252,200	397
*	INKON Life Technology Co. Ltd. Class A	141,100	396
	Sichuan Shuangma Cement Co. Ltd. Class A	138,100	392
	IReader Technology Co. Ltd. Class A	112,300	390
	Suzhou TFC Optical Communication Co. Ltd. Class A	73,080	386
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	295,100	384
	Electric Connector Technology Co. Ltd. Class A	69,300	381
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	58,500	381
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	72,733	379
	Tongyu Heavy Industry Co. Ltd. Class A	718,300	378
	PCI Technology Group Co. Ltd. Class A	324,200	377
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	223,100	374
*	Tongda Group Holdings Ltd.	9,762,346	372
	Shanxi Coking Co. Ltd. Class A	487,227	371
*	CSG Smart Science&Technology Co. Ltd. Class A	181,900	370
	Yijiahe Technology Co. Ltd. Class A	39,200	370
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	246,400	367
	Xinjiang Tianshan Cement Co. Ltd. Class A	193,700	367
	CGN Nuclear Technology Development Co. Ltd. Class A	252,324	366
*,2	Colour Life Services Group Co. Ltd.	1,118,000	362
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	261,700	361
	Anhui Genuine New Materials Co. Ltd. Class A	88,800	360
	Shenzhen Desay Battery Technology Co. Class A	55,535	357
*	Aotecar New Energy Technology Co. Ltd. Class A	579,100	357
	Digital China Group Co. Ltd. Class A	121,000	352
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	150,700	351
	China Express Airlines Co. Ltd. Class A	220,500	351
	Tech-Bank Food Co. Ltd. Class A	401,497	350
	Zhejiang Narada Power Source Co. Ltd. Class A	156,300	349
	Guangzhou Restaurant Group Co. Ltd. Class A	104,160	349
	Ningbo Huaxiang Electronic Co. Ltd. Class A	116,000	348
	B-Soft Co. Ltd. Class A	287,430	348
	Biem.L.Fdlkk Garment Co. Ltd. Class A	94,880	348
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	140,800	347
	Nanjing Xinjiekou Department Store Co. Ltd. Class A	248,500	347
	Foran Energy Group Co. Ltd. Class A	255,510	345
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	167,000	343
	Guangzhou Shangpin Home Collection Co. Ltd. Class A	32,700	343
	ZheJiang Dali Technology Co. Ltd. Class A	100,920	341
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	86,900	340
*	Jiangsu Akcome Science & Technology Co. Ltd. Class A	969,900	339
*	Sichuan Haite High-tech Co. Ltd. Class A	139,700	338
*	Shengda Resources Co. Ltd. Class A	162,000	336
	Hebei Construction Group Corp. Ltd. Class H	1,248,000	336
	Shanghai Pret Composites Co. Ltd. Class A	186,864	335
	Shandong Xiantan Co. Ltd. Class A	323,100	334
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	147,400	332
*	Baozun Inc. Class A	39,881	332
*	China Fangda Group Co. Ltd. Class B	890,200	331
	Chow Tai Seng Jewellery Co. Ltd. Class A	116,250	331

		Shares	Market Value ($000)
	IKD Co. Ltd. Class A	158,100	327
	INESA Intelligent Tech Inc. Class B	769,006	326
	SGIS Songshan Co. Ltd. Class A	439,300	326
	PhiChem Corp. Class A	95,200	324
*	Shaanxi Construction Machinery Co. Ltd. Class A	184,500	323
*	Hongli Zhihui Group Co. Ltd. Class A	150,800	323
	Guangdong Tapai Group Co. Ltd. Class A	219,928	320
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	341,400	320
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	169,403	319
	Edifier Technology Co. Ltd. Class A	160,900	319
	Xiamen Jihong Technology Co. Ltd. Class A	101,000	319
	Beijing Strong Biotechnologies Inc. Class A	108,000	317
	Chengdu Wintrue Holding Co. Ltd. Class A	204,900	317
	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	238,200	315
	Shenzhen FRD Science & Technology Co. Ltd.	93,643	314
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	73,800	314
	Beijing Ctrowell Technology Corp. Ltd. Class A	181,800	314
*	Shenzhen Microgate Technology Co. Ltd. Class A	134,500	314
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	534,305	314
	Konfoong Materials International Co. Ltd. Class A	36,700	313
	Shenzhen Properties & Resources Development Group Ltd. Class A	173,000	311
*	Sonoscape Medical Corp. Class A	74,800	310
*	Beijing Bohui Innovation Biotechnology Co. Ltd. Class A	178,800	309
	Wellhope Foods Co. Ltd. Class A	211,000	308
	Beijing VRV Software Corp. Ltd. Class A	348,300	307
	Wisdom Education International Holdings Co. Ltd.	1,416,000	307
*	Orient Group Inc. Class A	685,200	307
	Shenzhen Sunline Tech Co. Ltd. Class A	133,900	306
	FAWER Automotive Parts Co. Ltd. Class A	362,600	305
*	China Tianying Inc. Class A	469,700	304
	Beken Corp. Class A	22,300	303
	Yusys Technologies Co. Ltd. Class A	122,080	303
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	19,900	302
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	35,340	301
	Guangdong Aofei Data Technology Co. Ltd. Class A	83,700	301
*	Anhui Tatfook Technology Co. Ltd. Class A	166,884	300
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	197,900	298
	Telling Telecommunication Holding Co. Ltd. Class A	228,300	297
	Dongjiang Environmental Co. Ltd. Class A	279,800	296
	Suzhou Good-Ark Electronics Co. Ltd. Class A	129,900	295
	COFCO Capital Holdings Co. Ltd. Class A	239,800	295
	Guangdong Hybribio Biotech Co. Ltd. Class A	64,572	293
	Lu Thai Textile Co. Ltd. Class B	610,607	291
	Shenzhen Leaguer Co. Ltd. Class A	223,000	291
	Yankershop Food Co. Ltd. Class A	34,500	291
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	169,500	290
	Wasu Media Holding Co. Ltd. Class A	263,700	289
	CETC Digital Technology Co. Ltd. Class A	77,500	288
	Zhuhai Bojay Electronics Co. Ltd. Class A	27,100	288
*	Zhejiang Jinke Culture Industry Co. Ltd. Class A	583,800	284
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	57,100	284
	Shandong Longda Meat Foodstuff Co. Ltd. Class A	203,600	284
*,1	CT Environmental Group Ltd.	6,439,760	282
	Advanced Technology & Materials Co. Ltd. Class A	181,700	281
*	Luoniushan Co. Ltd. Class A	268,600	280
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	181,610	279
	DBG Technology Co. Ltd. Class A	143,060	277
	Zhongfu Information Inc. Class A	50,100	277

		Shares	Market Value ($000)
	Black Peony Group Co. Ltd. Class A	228,740	277
*	Berry Genomics Co. Ltd. Class A	67,900	275
*	Fullshare Holdings Ltd.	20,315,000	274
	Konka Group Co. Ltd. Class A	295,400	273
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	239,600	270
	Sunward Intelligent Equipment Co. Ltd. Class A	200,700	270
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	125,160	270
	Unilumin Group Co. Ltd. Class A	182,800	269
	Shanghai AtHub Co. Ltd. Class A	60,200	268
	Jiuzhitang Co. Ltd. Class A	188,800	266
	Beibuwan Port Co. Ltd. Class A	223,699	266
	Shenzhen Tagen Group Co. Ltd. Class A	346,200	265
*	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	309,928	264
*	China Aluminum International Engineering Corp. Ltd. Class A	392,600	264
*	Guangdong Advertising Group Co. Ltd. Class A	383,500	264
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	117,400	262
	Three's Co. Media Group Co. Ltd. Class A	13,500	262
	YGSOFT Inc. Class A	241,308	261
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	156,000	260
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	291,200	260
	Longhua Technology Group Luoyang Co. Ltd. Class A	200,700	259
	Monalisa Group Co. Ltd. Class A	70,100	258
	DeHua TB New Decoration Materials Co. Ltd. Class A	170,900	257
	Nanjing Yunhai Special Metals Co. Ltd. Class A	124,200	255
	Haoxiangni Health Food Co. Ltd. Class A	187,300	255
	Guocheng Mining Co. Ltd. Class A	169,275	252
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	115,700	250
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	95,700	250
	Edan Instruments Inc. Class A	122,400	250
*	Huafon Microfibre Shanghai Technology Co. Ltd. Class T	313,743	249
	Zhejiang Meida Industrial Co. Ltd. Class A	107,000	248
	EIT Environmental Development Group Co. Ltd. Class A	54,196	248
	Shinva Medical Instrument Co. Ltd. Class A	77,600	244
	Chongqing Zaisheng Technology Corp. Ltd. Class A	130,700	244
	5I5J Holding Group Co. Ltd. Class A	434,300	242
*	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	109,500	240
	Eastern Communications Co. Ltd. Class B	497,550	239
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	211,800	239
*	CQ Pharmaceutical Holding Co. Ltd. Class A	310,300	239
	Henan Zhongyuan Expressway Co. Ltd. Class A	498,600	238
	Hangxiao Steel Structure Co. Ltd. Class A	390,200	237
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	84,700	236
	Shanghai Kinetic Medical Co. Ltd. Class A	150,248	236
	Loncin Motor Co. Ltd. Class A	457,700	236
	Beijing Compass Technology Development Co. Ltd. Class A	44,400	236
*	China CAMC Engineering Co. Ltd. Class A	241,200	234
	Jiangxi Wannianqing Cement Co. Ltd. Class A	147,600	234
	Tianjin Guangyu Development Co. Ltd. Class A	343,900	233
*	Dazhong Transportation Group Co. Ltd. Class A	460,400	233
*	Chongqing Iron & Steel Co. Ltd. Class H	903,500	232
	Wuhan Department Store Group Co. Ltd. Class A	142,205	232
	CSSC Science & Technology Co. Ltd. Class A	136,700	231
	Xinjiang Communications Construction Group Co. Ltd. Class A	150,600	231
	Guangdong Topstar Technology Co. Ltd. Class A	77,920	230
	Fujian Green Pine Co. Ltd. Class A	95,400	228
	Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. Class A	224,700	226
	GCI Science & Technology Co. Ltd. Class A	104,700	225
	Gansu Shangfeng Cement Co. Ltd. Class A	91,600	221

		Shares	Market Value ($000)
	Xinhuanet Co. Ltd. Class A	84,900	220
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd. Class A	129,300	217
*	Huafu Fashion Co. Ltd. Class A	279,200	217
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	132,800	216
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	277,500	216
	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	94,100	216
	263 Network Communications Co. Ltd. Class A	362,100	214
	China Harzone Industry Corp. Ltd. Class A	154,900	214
	Gansu Qilianshan Cement Group Co. Ltd. Class A	142,500	213
*	Beijing Orient Landscape & Environment Co. Ltd. Class A	495,800	211
	Bear Electric Appliance Co. Ltd. Class A	25,700	207
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A	96,600	207
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	149,800	205
	Streamax Technology Co. Ltd. Class A	33,800	204
	KPC Pharmaceuticals Inc. Class A	141,300	203
	Shenzhen Das Intellitech Co. Ltd. Class A	350,600	202
	Guangxi Liuzhou Pharmaceutical Co. Ltd. Class A	65,160	202
	Shanghai Kehua Bio-Engineering Co. Ltd. Class A	92,900	199
	Shanghai Maling Aquarius Co. Ltd. Class A	173,700	199
	Shanghai Yaoji Technology Co. Ltd. Class A	73,800	198
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	128,700	197
	Fujian Aonong Biological Technology Group Inc. Ltd. Class A	158,420	197
	Better Life Commercial Chain Share Co. Ltd. Class A	188,900	196
	Kunming Yunnei Power Co. Ltd. Class A	364,400	195
*	Beijing Watertek Information Technology Co. Ltd. Class A	323,600	194
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	160,440	194
*	Aerospace Hi-Tech Holdings Group Ltd. Class A	147,897	193
*	China High Speed Railway Technology Co. Ltd. Class A	610,400	193
	City Development Environment Co. Ltd. Class A	139,720	193
	Shenzhen Gongjin Electronics Co. Ltd. Class A	126,600	191
	Shenzhen Center Power Tech Co. Ltd. Class A	65,000	191
	Shandong Dawn Polymer Co. Ltd. Class A	73,500	190
*	Markor International Home Furnishings Co. Ltd. Class A	328,810	190
	Hwa Create Co. Ltd. Class A	110,500	189
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	67,800	188
	Dare Power Dekor Home Co. Ltd. Class A	101,400	187
	Shenzhen Jieshun Science And Technology Industry Co. Ltd. Class A	115,900	186
*	Innuovo Technology Co. Ltd. Class A	200,600	186
	Anhui Construction Engineering Group Co. Ltd. Class A	313,200	185
	Long Yuan Construction Group Co. Ltd. Class A	283,500	184
	Canny Elevator Co. Ltd. Class A	145,500	181
	Beijing Global Safety Technology Co. Ltd. Class A	42,900	181
	Henan Yuguang Gold & Lead Co. Ltd. Class A	199,800	181
	Jiangsu Huaxicun Co. Ltd. Class A	159,800	180
	Anhui Sinonet & Xonglong Science & Technology Co. Ltd. Class A	150,900	180
*	Xiwang Foodstuffs Co. Ltd. Class A	235,100	179
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	48,400	176
	Shenzhen Sinovatio Technology Co. Ltd. Class A	31,987	175
	Feitian Technologies Co. Ltd. Class A	80,800	174
	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	94,300	174
	Zhongyuan Environment-Protection Co. Ltd. Class A	187,200	172
*	Shenzhen SDG Information Co. Ltd. Class A	149,300	171
	JSTI Group Class A	176,900	171
	Vatti Corp. Ltd. Class A	157,100	169
	Tianjin Teda Co. Ltd. Class A	264,400	169
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	185,500	169
	Hand Enterprise Solutions Co. Ltd. Class A	160,100	168
	Guizhou Gas Group Corp. Ltd. Class A	120,600	168

		Shares	Market Value ($000)
	Shenzhen Comix Group Co. Ltd. Class A	134,500	167
	Guomai Technologies Inc. Class A	182,500	164
	Tibet Tianlu Co. Ltd. Class A	164,500	162
	Zhejiang Communications Technology Co. Ltd.	210,200	162
	Changchun Faway Automobile Components Co. Ltd. Class A	117,260	162
	Yonggao Co. Ltd. Class A	179,800	161
	Dashang Co. Ltd. Class A	54,200	158
*	Myhome Real Estate Development Group Co. Ltd. Class A	625,600	157
	Chengdu Hongqi Chain Co. Ltd. Class A	222,600	157
*	Zhejiang Jingu Co. Ltd. Class A	185,200	156
	Wuxi Boton Technology Co. Ltd. Class A	71,700	156
	Tangrenshen Group Co. Ltd. Class A	171,600	156
	Shanxi Blue Flame Holding Co. Ltd. Class A	172,700	156
	Shanghai Runda Medical Technology Co. Ltd. Class A	98,600	156
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	140,600	154
	Fujian Longma Environmental Sanitation Equipment Co. Ltd. Class A	70,880	153
	Beijing North Star Co. Ltd. Class A	456,600	151
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	55,920	150
	Dongjiang Environmental Co. Ltd. Class H	282,200	149
	Beijing Wanji Technology Co. Ltd. Class A	35,700	147
	Guangdong Shaoneng Group Co. Ltd. Class A	192,900	146
	China Publishing & Media Co. Ltd. Class A (XSHG)	178,100	146
	Merit Interactive Co. Ltd. Class A	73,500	146
	CITIC Press Corp. Class A	30,300	144
	Shenzhen Anche Technologies Co. Ltd. Class A	38,200	144
	Shenzhen Tellus Holding Co. Ltd. Class A	56,300	134
*	Hubei Kaile Science & Technology Co. Ltd. Class A	185,820	132
*	Beijing Forever Technology Co. Ltd. Class A	115,300	130
*	Sou Yu Te Group Co. Ltd. Class A	515,300	128
	Hainan Ruize New Building Material Co. Ltd. Class A	209,400	124
	Chongqing Dima Industry Co. Ltd. Class A	333,700	124
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	27,800	122
*	Kunshan Kersen Science & Technology Co. Ltd. Class A	86,500	121
*	Shang Gong Group Co. Ltd. Class B	333,703	119
	Anhui Korrun Co. Ltd. Class A	41,500	107
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	82,700	103
*,1	Boshiwa International Ltd.	469,000	101
	COFCO Capital Holdings Co. Ltd. Class A (XSHE)	74,500	92
	Fujian Cement Inc. Class A	87,200	90
	Beken Corp.	5,400	73
*	China Animal Healthcare Ltd.	1,003,918	70
*,1	China Lumena New Materials Corp.	98,750	64
*,1,2	China Fishery Group Ltd.	1,088,512	61
*	Shandong Airlines Co. Ltd. Class B	105,394	60
	Guangxi Wuzhou Communications Co. Ltd. Class A (XSHG)	92,560	52
*,1	Real Gold Mining Ltd.	239,476	26
	Chongqing Zaisheng Technology Corp. Ltd. Class A (XSSC)	9,800	18
*,1,2	Midas Holdings Ltd.	2,619,447	—
*,1	China Hongxing Sports Ltd.	831,000	—
*,1	China High Precision Automation Group Ltd.	401,000	—
*,1	Shenglong Pv Tech Investment	44,660	—
			658,815
Colombia (0.0%)
	Banco Davivienda SA Preference Shares	315,171	2,333
Czech Republic (0.0%)
	Philip Morris CR AS	1,162	785

		Shares	Market Value ($000)
Denmark (1.4%)
	Royal Unibrew A/S	175,578	23,793
[3]	Netcompany Group A/S	123,193	15,219
*	ISS A/S	623,231	14,707
*	ALK-Abello A/S	24,403	12,031
	Ringkjoebing Landbobank A/S	103,701	11,775
*	Jyske Bank A/S (Registered)	198,917	9,652
*	Bavarian Nordic A/S	210,737	8,553
*	NKT A/S	171,351	8,143
	Topdanmark AS	149,728	7,625
	Sydbank AS	230,389	7,053
	FLSmidth & Co. A/S	185,675	6,882
*	Dfds A/S	104,715	5,784
	Chemometec A/S	31,471	5,038
	Schouw & Co. A/S	45,542	4,872
*	Zealand Pharma A/S	158,842	4,815
[3]	Scandinavian Tobacco Group A/S Class A	234,726	4,809
	Spar Nord Bank A/S	315,008	3,787
*	Drilling Co. of 1972 A/S	88,069	3,397
*	Nilfisk Holding A/S	88,329	3,100
	D/S Norden A/S	89,856	2,564
[2]	Alm Brand A/S	162,084	1,177
			164,776
Egypt (0.1%)
	Orascom Construction plc (XCAI)	362,131	1,785
*	Egyptian Financial Group-Hermes Holding Co.	2,236,741	1,651
	Medinet Nasr Housing	6,570,632	1,373
	Six of October Development & Investment	653,981	694
	Palm Hills Developments SAE	3,865,476	459
*	Pioneers Holding for Financial Investments SAE	1,471,802	442
*	Alexandria Mineral Oils Co.	1,663,216	378
	Oriental Weavers	692,082	365
	Heliopolis Housing	991,366	308
			7,455
Finland (1.0%)
	Valmet Oyj	477,666	19,934
	Konecranes Oyj Class A	267,604	11,519
	Cargotec Oyj Class B	180,380	9,696
*	QT Group Oyj	68,540	9,282
	TietoEVRY Oyj (XHEL)	250,993	8,442
*	Outokumpu Oyj	1,143,311	8,157
	Metsa Board Oyj	640,019	7,075
	Uponor Oyj	211,417	6,742
	Revenio Group Oyj	79,102	6,419
	Kemira Oyj	345,750	5,827
	Neles Oyj	366,023	5,662
	Sanoma Oyj	293,938	5,452
	YIT Oyj	609,086	3,693
	Citycon Oyj	317,697	2,795
[3]	Terveystalo Oyj	193,634	2,632
	TietoEVRY Oyj	56,975	1,916
	Raisio Oyj Class V	298,399	1,400
*,2	Finnair Oyj	1,621,895	1,300
	F-Secure Oyj	260,874	1,280
	Oriola Oyj Class B	332,211	766
*,1	Ahlstrom-Munksjo Oyj Rights Exp. 9/24/21	29,401	622
			120,611

		Shares	Market Value ($000)
France (2.1%)
	Alten SA	104,840	16,666
*	Elis SA (XPAR)	803,626	14,411
*	Lagardere SA	424,805	11,849
	SPIE SA	467,979	11,085
	SES SA Class A GDR	1,389,047	10,709
	Nexans SA	111,795	10,700
	Sopra Steria Group SACA	52,576	10,451
	Korian SA	224,800	8,534
	Nexity SA	165,481	8,336
	Gaztransport Et Technigaz SA	91,995	7,377
	Eutelsat Communications SA	665,494	7,241
[3]	Verallia SA	190,749	7,073
	IPSOS	149,361	6,939
	Trigano SA	31,016	6,709
	Virbac SA	15,914	6,427
	Societe BIC SA	91,567	6,208
	Metropole Television SA	246,184	4,930
*,2	Air France-KLM	1,044,326	4,847
*	Coface SA	369,753	4,641
	Fnac Darty SA	66,659	4,627
	Television Francaise 1	450,008	4,297
[3]	Maisons du Monde SA	173,129	3,961
	Quadient SA	134,901	3,960
	Mercialys SA	305,292	3,698
	Vicat SA	65,635	3,309
*,3	Europcar Mobility Group	5,535,349	3,278
	Interparfums SA	42,660	3,133
*	Derichebourg SA	280,856	2,967
	Rothschild & Co.	74,586	2,791
	Albioma SA (XPAR)	60,146	2,403
*,2	Solutions 30 SE	281,796	2,362
*	Voltalia SA (Registered)	85,388	2,298
*	Albioma SA Loyalty Shares	55,888	2,233
	Robertet SA	1,830	2,172
*,3	Elior Group SA	313,708	2,150
*	CGG SA	2,885,958	2,018
*	Eramet SA	24,023	1,921
*,2	Akka Technologies	31,654	1,768
	PEUGEOT Investment	13,857	1,765
	Cie de L'Odet SE	1,204	1,614
*	Beneteau SA	96,053	1,570
	Mersen SA	39,447	1,567
	Lisi (XPAR)	45,531	1,552
	Carmila SA	105,248	1,485
*,2	Vallourec SA	145,054	1,407
*,3	X-Fab Silicon Foundries SE	140,387	1,331
	Pharmagest Interactive	9,823	1,104
	Manitou BF SA	32,920	1,083
	Vilmorin & Cie SA	16,113	1,082
	Bonduelle SCA	37,471	937
	Jacquet Metals SACA	32,616	780
	AKWEL	21,631	623
*	Tarkett SA	24,374	588
*	GL Events	33,624	535
	Guerbet	14,187	529
	Boiron SA	8,023	416
*,3	SMCP SA	65,563	412

		Shares	Market Value ($000)
*	Rallye SA	60,687	404
*	Etablissements Maurel et Prom SA	144,083	323
*	ID Logistics Group	947	303
	Union Financiere de France BQE SA	9,506	200
*	Bourbon SA	28,437	124
*,1	Bourbon Corp.	12,121	53
	Altarea SCA	172	39
			242,305
Germany (3.6%)
*	Dialog Semiconductor plc	248,917	19,145
	TAG Immobilien AG	449,855	14,919
	alstria office REIT-AG	677,770	14,340
	Aurubis AG	127,589	12,921
[3]	Befesa SA	157,137	12,338
	Gerresheimer AG	112,074	11,702
	HUGO BOSS AG	192,899	11,556
	Freenet AG	470,668	11,257
*	K+S AG (Registered)	700,256	10,045
	Jungheinrich AG Preference Shares	178,326	9,810
	AIXTRON SE	394,311	9,727
	Grand City Properties SA	365,208	9,700
[2]	Siltronic AG (XETR)	56,138	9,155
*	Hypoport SE	15,073	9,082
	Duerr AG	184,410	8,812
	Software AG	181,251	8,759
	CANCOM SE	134,918	8,479
*	zooplus AG	23,959	8,158
	CompuGroup Medical SE & Co. KGaA	94,108	7,549
	Stabilus SA	93,968	7,460
[3]	ADLER Group SA	295,697	7,176
	Stroeer SE & Co. KGaA	90,546	7,162
*,2	Nordex SE	362,258	6,967
[2]	Encavis AG	374,005	6,845
*	MorphoSys AG	121,474	6,767
	Jenoptik AG	195,922	6,724
	Norma Group SE	125,425	6,642
	Sixt SE Preference Shares	78,923	6,540
	Aareal Bank AG	226,635	5,715
[3]	Deutsche Pfandbriefbank AG	489,015	5,387
	Krones AG	54,413	5,365
*	Sixt SE	35,833	4,985
	Deutsche EuroShop AG	205,721	4,882
	Pfeiffer Vacuum Technology AG	23,686	4,832
[2]	S&T AG	190,161	4,826
*	Global Fashion Group SA	353,619	4,810
*	Kloeckner & Co. SE	297,232	4,522
*	Salzgitter AG	112,436	4,378
	STRATEC SE	27,711	4,300
*	Deutz AG	503,365	4,275
	PATRIZIA AG	166,639	4,247
*,2,3	Shop Apotheke Europe NV	27,423	4,111
	Dermapharm Holding SE	49,804	3,984
	New Work SE	13,187	3,963
[2]	GRENKE AG	89,265	3,884
	Suedzucker AG	245,181	3,691
	VERBIO Vereinigte BioEnergie AG	65,081	3,525
	Indus Holding AG	82,094	3,461
	Bilfinger SE	112,123	3,448

		Shares	Market Value ($000)
[3]	Instone Real Estate Group AG	109,504	3,386
*	CECONOMY AG	705,264	3,383
	KWS Saat SE & Co. KGaA	38,915	3,271
	Schaeffler AG Preference Shares	303,460	2,642
	Siltronic AG	15,704	2,591
	Hornbach Holding AG & Co. KGaA	22,924	2,576
	Draegerwerk AG & Co. KGaA Preference Shares	26,478	2,434
	DIC Asset AG	133,906	2,419
	Wacker Neuson SE	67,155	2,024
	Secunet Security Networks AG	3,397	1,941
	Washtec AG	27,219	1,860
	Atoss Software AG	8,787	1,787
	BayWa AG	36,780	1,686
	Deutsche Beteiligungs AG	37,383	1,652
	Hensoldt AG	92,386	1,610
	Hamburger Hafen und Logistik AG	66,117	1,568
*	SGL Carbon SE	140,200	1,559
	Zeal Network SE	31,341	1,542
	Takkt AG	86,859	1,428
*	ElringKlinger AG	77,075	1,258
*	Koenig & Bauer AG	35,591	1,218
	SMA Solar Technology AG	22,909	1,199
	Vossloh AG	23,213	1,169
	Wuestenrot & Wuerttembergische AG	51,970	1,136
	TLG Immobilien AG	27,460	1,017
	Draegerwerk AG & Co. KGaA	9,927	885
	Hornbach Baumarkt AG	20,005	806
	Bertrandt AG	12,321	729
	Eckert & Ziegler Strahlen- und Medizintechnik AG	4,773	656
	CropEnergies AG	52,300	616
*	Nagarro SE	3,830	584
*,2	Corestate Capital Holding SA	32,297	483
	Steico SE	1,796	248
			415,691
Greece (0.1%)
*	Piraeus Financial Holdings SA	1,992,036	3,425
	Hellenic Exchanges - Athens Stock Exchange SA	512,343	2,425
*	LAMDA Development SA	199,622	1,995
	Holding Co. ADMIE IPTO SA	644,977	1,989
*	GEK Terna Holding Real Estate Construction SA	148,144	1,673
	Athens Water Supply & Sewage Co. SA	113,818	1,065
	Sarantis SA	89,179	931
	Viohalco SA	173,897	926
*	Fourlis Holdings SA	114,251	565
*	Ellaktor SA	353,095	541
*	Aegean Airlines SA	77,490	496
*	Public Power Corp. SA	31,801	341
*	Ellaktor SA (XATH)	353,095	102
			16,474
Hong Kong (0.8%)
*	Pacific Basin Shipping Ltd.	16,745,532	7,464
	Fortune REIT	5,895,589	6,407
	Luk Fook Holdings International Ltd.	1,566,399	5,014
*	Vobile Group Ltd.	4,490,000	4,061
	IGG Inc.	3,177,000	3,612
	HKBN Ltd.	3,073,629	3,579
	Sunlight REIT	5,537,072	3,389

		Shares	Market Value ($000)
*,3	Razer Inc.	13,922,000	3,377
*	Hong Kong Technology Venture Co. Ltd.	2,145,000	3,010
	CITIC Telecom International Holdings Ltd.	8,332,004	2,703
	K Wah International Holdings Ltd.	5,606,398	2,534
*,3	Everest Medicines Ltd.	324,500	2,467
	Value Partners Group Ltd.	3,926,434	2,258
	Great Eagle Holdings Ltd.	692,000	2,167
*	Pou Sheng International Holdings Ltd.	9,483,000	1,891
*	Truly International Holdings Ltd.	5,059,000	1,844
*	Glory Sun Financial Group Ltd.	60,168,000	1,803
	SUNeVision Holdings Ltd.	1,620,000	1,709
*,3	Xiabuxiabu Catering Management China Holdings Co. Ltd.	1,859,000	1,656
*,3	Frontage Holdings Corp.	2,008,000	1,565
*	Stella International Holdings Ltd.	1,174,000	1,497
[3]	Asiainfo Technologies Ltd.	993,200	1,485
	VSTECS Holdings Ltd.	1,698,000	1,356
	Prosperity REIT	3,335,000	1,293
	Texhong Textile Group Ltd.	830,000	1,214
*,2	GCL New Energy Holdings Ltd.	25,123,541	1,202
	C-Mer Eye Care Holdings Ltd.	1,170,000	1,143
	Far East Consortium International Ltd.	2,804,858	1,111
	Chow Sang Sang Holdings International Ltd.	634,565	1,062
	Canvest Environmental Protection Group Co. Ltd.	1,950,000	1,017
	United Laboratories International Holdings Ltd.	1,374,500	965
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	656,000	928
	Road King Infrastructure Ltd.	751,346	876
*	Sa Sa International Holdings Ltd.	3,414,000	853
*,1	SMI Holdings Group Ltd.	2,800,800	843
	Asia Cement China Holdings Corp.	1,184,000	805
	LK Technology Holdings Ltd.	340,000	797
	Sun Hung Kai & Co. Ltd.	1,497,000	770
*,1	Superb Summit International	3,957,346	743
	Pacific Textiles Holdings Ltd.	1,287,000	697
*	Television Broadcasts Ltd.	826,600	697
*	Cosmopolitan International Holdings Ltd.	4,548,000	688
	Dynam Japan Holdings Co. Ltd.	722,440	675
[3]	Crystal International Group Ltd.	1,607,000	646
	CMBC Capital Holdings Ltd.	46,130,876	622
*,2	Apollo Future Mobility Group Ltd.	12,852,000	612
	Giordano International Ltd.	3,105,735	604
	SmarTone Telecommunications Holdings Ltd.	1,036,730	581
*	Esprit Holdings Ltd. (XHKG)	7,156,350	572
*,1	Convoy	26,130,000	562
*	Singamas Container Holdings Ltd.	3,777,960	540
	Chinese Estates Holdings Ltd.	1,317,000	516
*	Digital Domain Holdings Ltd.	62,420,000	426
[3]	IMAX China Holding Inc.	299,358	414
[3]	VPower Group International Holdings Ltd.	1,996,000	411
	Texwinca Holdings Ltd.	1,708,000	385
*	CITIC Resources Holdings Ltd.	6,558,000	363
	Lee's Pharmaceutical Holdings Ltd.	674,500	346
*,1	Huiyuan Juice	1,333,000	346
*,2	Suncity Group Holdings Ltd.	5,728,000	276
*,1	National Agricultural Holdings	1,560,000	239
*	China LNG Group Ltd.	4,315,999	208
*,1	C Fiber Optic	2,215,200	200
*,1	MH Development Ltd.	1,068,000	159
*,2	NewOcean Energy Holdings Ltd.	2,388,000	120

		Shares	Market Value ($000)
*,1	Tech Pro Tech Dev	10,406,800	91
*,1,2	Agritrade Resources Ltd.	6,905,000	74
*,1	Anxin China Holdings Ltd.	2,621,200	—
*,1	Hua Han Health Industry Holdings Ltd.	1,817,183	—
			94,540
Hungary (0.0%)
*,2	Opus Global Nyrt	653,598	516
India (4.1%)
*	Max Financial Services Ltd.	812,442	12,256
	Crompton Greaves Consumer Electricals Ltd.	1,808,738	11,863
[3]	Laurus Labs Ltd.	1,317,120	11,369
	Atul Ltd.	74,737	9,097
	Persistent Systems Ltd.	202,993	8,596
	Deepak Nitrite Ltd.	307,806	8,446
	Ramco Cements Ltd.	566,677	8,336
*	Dixon Technologies India Ltd.	137,757	7,972
	Sundaram Finance Ltd.	221,583	7,777
	Tata Elxsi Ltd.	136,493	7,756
[3]	Dr Lal PathLabs Ltd.	156,441	7,490
	Manappuram Finance Ltd.	2,649,582	7,398
*	Fortis Healthcare Ltd.	2,180,168	7,360
	Navin Fluorine International Ltd.	147,903	7,278
	Supreme Industries Ltd.	246,109	6,949
	Aarti Industries Ltd.	550,690	6,931
*	APL Apollo Tubes Ltd.	268,959	6,320
	Indian Hotels Co. Ltd.	3,107,334	6,079
	Natco Pharma Ltd.	417,185	5,743
	Tata Chemicals Ltd.	552,288	5,679
	Pfizer Ltd.	66,615	5,260
	Escorts Ltd.	315,548	5,034
	CESC Ltd.	443,955	5,004
	Tube Investments of India Ltd.	317,060	4,777
*	AIA Engineering Ltd.	174,808	4,703
*	JK Cement Ltd.	103,279	4,525
	Apollo Tyres Ltd.	1,465,335	4,411
	Birlasoft Ltd.	795,621	4,302
	NIIT Technologies Ltd.	60,076	4,109
*	Phoenix Mills Ltd.	347,383	4,044
	IIFL Finance Ltd.	989,392	4,026
[3]	L&T Technology Services Ltd.	79,558	3,970
	Redington India Ltd.	899,437	3,964
	Gujarat State Petronet Ltd.	849,435	3,958
*	Dhani Services Ltd.	1,271,233	3,942
	Cyient Ltd.	290,848	3,860
*	PVR Ltd.	199,724	3,773
	National Aluminium Co. Ltd.	2,915,427	3,674
*	Intellect Design Arena Ltd.	359,857	3,621
	Sundram Fasteners Ltd.	343,883	3,535
	City Union Bank Ltd.	1,663,971	3,364
	Amara Raja Batteries Ltd.	346,737	3,357
*	Relaxo Footwears Ltd.	213,727	3,306
[3]	Metropolis Healthcare Ltd.	84,641	3,238
	Granules India Ltd.	631,272	3,222
*	Jubilant Pharmova Ltd. (XNSE)	340,567	3,146
	India Cements Ltd.	1,214,226	3,141
	Radico Khaitan Ltd.	257,537	3,132
	Central Depository Services India Ltd.	173,910	3,118

		Shares	Market Value ($000)
*	IDFC Ltd.	3,937,493	3,069
*,3	Syngene International Ltd.	350,032	3,010
*	Aditya Birla Fashion and Retail Ltd.	989,304	2,988
*	Aavas Financiers Ltd.	88,022	2,983
	Computer Age Management Services Ltd.	65,854	2,960
	Kajaria Ceramics Ltd.	214,125	2,863
	Alembic Pharmaceuticals Ltd.	267,094	2,829
[3]	Quess Corp. Ltd.	240,958	2,820
	Firstsource Solutions Ltd.	1,052,942	2,762
*,3	IndiaMart InterMesh Ltd.	27,762	2,671
	Suven Pharmaceuticals Ltd.	389,866	2,657
[3]	Indian Energy Exchange Ltd.	452,100	2,623
	JB Chemicals & Pharmaceuticals Ltd.	106,304	2,593
	Sanofi India Ltd.	22,974	2,581
	Tanla Platforms Ltd.	199,466	2,560
[3]	Mindspace Business Parks REIT	670,200	2,556
	Cholamandalam Financial Holdings Ltd.	285,469	2,543
	Sonata Software Ltd.	244,525	2,542
	Mahanagar Gas Ltd.	160,883	2,525
	Vaibhav Global Ltd.	225,012	2,514
	Minda Industries Ltd.	247,035	2,476
*	Just Dial Ltd.	188,425	2,451
*	Amber Enterprises India Ltd.	60,020	2,412
	Sterlite Technologies Ltd.	593,431	2,330
	Zensar Technologies Ltd.	413,672	2,316
	NCC Ltd.	1,941,321	2,296
*	Graphite India Ltd.	232,645	2,216
*	CG Power & Industrial Solutions Ltd.	2,089,471	2,206
	Balrampur Chini Mills Ltd.	425,237	2,183
	Rain Industries Ltd.	612,185	2,159
*	Suzlon Energy Ltd.	25,463,730	2,159
	Can Fin Homes Ltd.	295,780	2,151
	Chambal Fertilizers and Chemicals Ltd.	522,183	2,141
	Edelweiss Financial Services Ltd.	1,721,652	2,125
*,3	Endurance Technologies Ltd.	90,165	2,100
	Schaeffler India Ltd.	22,308	2,056
	DCM Shriram Ltd.	160,938	2,014
*,3	General Insurance Corp. of India	827,345	2,010
	Lakshmi Machine Works Ltd.	17,279	2,007
	Zydus Wellness Ltd.	69,674	2,006
	Thermax Ltd.	104,555	1,996
	Strides Pharma Science Ltd.	192,344	1,995
*,3	PNB Housing Finance Ltd.	212,718	1,926
*	Indiabulls Real Estate Ltd.	940,524	1,914
*	Brigade Enterprises Ltd.	433,035	1,900
	KEC International Ltd.	330,408	1,896
	Ajanta Pharma Ltd.	61,433	1,893
	CRISIL Ltd.	50,486	1,891
[3]	Eris Lifesciences Ltd.	176,327	1,875
*	TeamLease Services Ltd.	32,438	1,859
	Vinati Organics Ltd.	69,776	1,859
	Aegis Logistics Ltd.	426,251	1,835
[3]	ICICI Securities Ltd.	184,856	1,805
	Welspun India Ltd.	998,383	1,794
	Blue Star Ltd.	157,752	1,790
	Finolex Cables Ltd.	249,907	1,755
	Polycab India Ltd.	70,511	1,755
*	Affle India Ltd.	30,304	1,711

		Shares	Market Value ($000)
	eClerx Services Ltd.	53,838	1,627
	HEG Ltd.	53,181	1,624
*	EID Parry India Ltd.	273,380	1,606
	EPL Ltd.	478,324	1,588
*	Alok Industries Ltd.	4,759,279	1,573
	Sumitomo Chemical India Ltd.	271,386	1,548
	Century Textiles & Industries Ltd.	143,693	1,540
	V-Guard Industries Ltd.	459,513	1,539
	Orient Electric Ltd.	354,285	1,535
	Great Eastern Shipping Co. Ltd.	328,236	1,502
	Motilal Oswal Financial Services Ltd.	118,181	1,500
*	Narayana Hrudayalaya Ltd.	226,134	1,491
	Procter & Gamble Health Ltd.	20,502	1,477
	Sobha Ltd.	183,154	1,468
*	Infibeam Avenues Ltd. (XNSE)	2,469,350	1,465
*	V-Mart Retail Ltd.	27,854	1,454
*	Westlife Development Ltd.	192,410	1,452
*	Ratnamani Metals & Tubes Ltd.	49,238	1,420
	Timken India Ltd.	66,955	1,409
*	Prestige Estates Projects Ltd.	302,104	1,384
	TTK Prestige Ltd.	11,646	1,368
*	Mahindra CIE Automotive Ltd.	377,355	1,367
	NBCC India Ltd.	1,958,621	1,357
*	EIH Ltd.	883,828	1,323
*	CreditAccess Grameen Ltd.	147,337	1,318
	Avanti Feeds Ltd.	150,496	1,287
	JM Financial Ltd.	899,015	1,284
[3]	Godrej Agrovet Ltd.	136,780	1,283
	Gateway Distriparks Ltd.	319,272	1,212
	Rallis India Ltd.	276,693	1,208
	Gujarat Pipavav Port Ltd.	774,320	1,155
	Kaveri Seed Co. Ltd.	111,117	1,077
	Akzo Nobel India Ltd.	33,403	1,020
*	KRBL Ltd.	273,924	1,010
[3]	Dilip Buildcon Ltd.	132,735	1,004
	PTC India Ltd.	722,609	980
	Bajaj Consumer Care Ltd.	254,023	976
	Bombay Burmah Trading Co.	58,300	973
*	Ceat Ltd.	52,901	966
	Vakrangee Ltd.	1,932,482	938
	Care Ratings Ltd.	90,646	886
*	Sun Pharma Advanced Research Co. Ltd.	225,875	824
*	IRB Infrastructure Developers Ltd.	369,721	819
	AstraZeneca Pharma India Ltd.	16,987	769
*	Future Retail Ltd.	924,362	760
	Equitas Holdings Ltd.	435,355	755
*	Wockhardt Ltd.	103,829	739
	Karur Vysya Bank Ltd.	1,122,968	735
	Welspun Corp. Ltd.	353,698	659
*	TV18 Broadcast Ltd.	1,203,322	633
	Jindal Saw Ltd.	330,453	619
*	DCB Bank Ltd.	433,216	613
	Indian Bank	326,939	612
	Symphony Ltd.	47,028	598
*	IFCI Ltd.	2,754,823	535
*	Hindustan Construction Co. Ltd.	3,291,280	516
*	Raymond Ltd.	78,329	465
*	Future Consumer Ltd.	4,054,586	451

		Shares	Market Value ($000)
	Multi Commodity Exchange of India Ltd.	19,424	419
*	South Indian Bank Ltd.	2,728,102	395
*	Karnataka Bank Ltd.	452,658	368
	Engineers India Ltd.	364,055	368
*	WABCO India Ltd.	3,113	305
	GE Power India Ltd.	48,512	217
*	JK Lakshmi Cement Ltd.	5,577	52
*	PNC Infratech Ltd.	8,749	37
*	Magma Fincorp Ltd.	15,250	36
*,1	Chennai Super Kings Cricket	176,674	—
			473,616
Indonesia (0.4%)
	Aneka Tambang Tbk	32,061,019	5,587
	Ciputra Development Tbk PT	59,634,855	3,568
	Japfa Comfeed Indonesia Tbk PT	29,721,600	3,212
	Mitra Keluarga Karyasehat Tbk PT	17,338,800	3,106
*	Summarecon Agung Tbk PT	58,386,047	3,030
	Ace Hardware Indonesia Tbk PT	32,663,600	2,984
*	Pakuwon Jati Tbk PT	105,965,834	2,933
	Pabrik Kertas Tjiwi Kimia Tbk PT	5,061,800	2,388
*	Lippo Karawaci Tbk PT	229,302,777	2,365
	Bank BTPN Syariah Tbk PT	10,111,400	1,657
*	LEG Immobilien SE	8,942,754	1,627
*	Indosat Tbk PT	3,684,800	1,504
	Indo Tambangraya Megah Tbk PT	1,040,900	1,220
*	Bank Bukopin Tbk PT (XIDX)	41,598,100	1,175
*	Timah Tbk PT	9,609,420	1,107
	AKR Corporindo Tbk PT	4,409,183	1,098
*	Medco Energi Internasional Tbk PT	27,472,788	926
*	Bank Tabungan Negara Persero Tbk PT	9,439,770	858
*	Mitra Adiperkasa Tbk PT	19,421,700	833
*	Matahari Department Store Tbk PT	6,473,200	808
*	Waskita Karya Persero Tbk PT	10,889,979	659
*	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,395,529	575
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	6,579,300	557
*	Panin Financial Tbk PT	43,645,200	547
*	Bank Pan Indonesia Tbk PT	10,474,800	528
*	Wijaya Karya Persero Tbk PT	8,020,133	511
*	Kresna Graha Investama Tbk PT	42,040,300	477
*	PP Persero Tbk PT	6,454,800	375
*	Global Mediacom Tbk PT	19,915,706	361
*	Surya Semesta Internusa Tbk PT	10,442,300	360
*	Krakatau Steel Persero Tbk PT	10,652,750	357
	Ramayana Lestari Sentosa Tbk PT	7,703,600	336
*	Alam Sutera Realty Tbk PT	31,151,091	336
*,1	Trada Alam Minera Tbk PT	95,405,707	330
*	Adhi Karya Persero Tbk PT	4,781,800	226
*	Eagle High Plantations Tbk PT	32,501,900	196
*	Totalindo Eka Persada Tbk PT	12,095,878	42
			48,759
Ireland (0.3%)
*	Bank of Ireland Group plc	3,238,454	17,181
	Hibernia REIT plc	2,636,940	4,086
*	Dalata Hotel Group plc	825,610	3,775
*	Irish Continental Group plc	575,343	3,023
*	Cairn Homes plc	1,719,382	2,214

		Shares	Market Value ($000)
*	Cairn Homes plc (XDUB)	634,789	844
			31,123
Israel (0.6%)
	REIT 1 Ltd.	931,351	5,087
*	Clal Insurance Enterprises Holdings Ltd.	211,080	4,202
	Matrix IT Ltd.	134,136	3,691
*	Israel Corp. Ltd.	10,854	3,457
	AudioCodes Ltd.	101,599	3,283
	Mega Or Holdings Ltd.	100,230	3,244
	Hilan Ltd.	62,625	3,229
*	FIBI Holdings Ltd.	85,298	3,061
*	AFI Properties Ltd.	63,906	3,053
	Formula Systems 1985 Ltd.	33,557	2,959
	Danel Adir Yeoshua Ltd.	12,127	2,587
	Fox Wizel Ltd.	21,651	2,553
*	Allot Ltd.	130,770	2,389
*	Compugen Ltd.	275,529	1,997
*	Isracard Ltd.	513,332	1,964
*	Summit Real Estate Holdings Ltd.	125,029	1,896
	Delek Automotive Systems Ltd.	136,688	1,725
	Kenon Holdings Ltd.	45,638	1,542
	Sella Capital Real Estate Ltd.	538,679	1,456
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	20,410	1,325
*	Delek Group Ltd.	21,667	1,294
	Menora Mivtachim Holdings Ltd.	60,681	1,198
*	Equital Ltd.	44,200	1,175
*	Partner Communications Co. Ltd.	270,521	1,163
*	Migdal Insurance & Financial Holdings Ltd.	857,271	1,098
	Delta Galil Industries Ltd.	24,201	1,027
*	Oil Refineries Ltd.	4,292,014	1,014
*	Cellcom Israel Ltd.	255,774	962
	Gilat Satellite Networks Ltd.	82,686	853
	IDI Insurance Co. Ltd.	20,372	693
*	Brack Capital Properties NV	6,411	685
*	Kamada Ltd.	81,400	447
*	Naphtha Israel Petroleum Corp. Ltd.	89,565	412
*	Allot Ltd. (XNGS)	1,781	34
			66,755
Italy (2.1%)
	Interpump Group SPA	288,828	18,055
	Banco BPM SPA	5,401,733	16,205
	Reply SPA	83,411	14,911
	Azimut Holding SPA	466,122	11,991
	De' Longhi SPA	233,135	10,309
	Unipol Gruppo SPA	1,674,998	8,902
*	Banca Generali SPA	210,470	8,731
*	Brunello Cucinelli SPA	131,567	8,150
*	Cerved Group SPA	669,050	7,853
	Brembo SPA	546,348	7,635
	Iren SPA	2,473,393	7,528
	Banca Popolare di Sondrio SCPA	1,704,363	7,508
	BPER Banca	3,696,438	7,206
	ERG SPA	222,603	6,952
[3]	Technogym SPA	471,227	6,076
[3]	BFF Bank SPA	520,390	5,432
[3]	Anima Holding SPA	1,090,121	5,370
*,2	Autogrill SPA	722,382	5,068

		Shares	Market Value ($000)
	Tamburi Investment Partners SPA	473,882	4,635
*,3	Enav SPA	944,214	4,365
	ACEA SPA	176,588	4,115
	Gruppo MutuiOnline SPA	69,349	4,091
*	Salvatore Ferragamo SPA	198,019	3,950
[3]	Carel Industries SPA	161,905	3,852
*	Societa Cattolica Di Assicurazione SPA	466,916	3,831
*,2	Saipem SPA	1,653,234	3,793
	Falck Renewables SPA	522,780	3,592
[3]	GVS SPA	210,379	3,219
[2]	Webuild SPA	1,151,281	3,135
	Piaggio & C SPA	790,041	3,035
	Mediaset SPA	843,752	2,582
	SOL SPA	113,384	2,489
	Danieli & C Officine Meccaniche SPA Savings Shares	128,634	2,361
*	Sesa SPA	12,937	2,303
	Tinexta SPA	51,874	2,263
*	MARR SPA	93,841	2,178
[3]	doValue SPA	162,085	1,858
*,2	Tod's SPA	29,103	1,827
	Zignago Vetro SPA	84,385	1,711
[2]	Maire Tecnimont SPA	435,534	1,611
[3]	RAI Way SPA	258,035	1,525
	Italmobiliare SPA	38,099	1,454
*	CIR SPA-Compagnie Industriali	2,392,330	1,453
	Cementir Holding NV	126,446	1,424
*	Biesse SPA	36,341	1,382
	Credito Emiliano SPA	202,683	1,299
	Datalogic SPA	52,135	1,222
	Banca IFIS SPA	70,878	1,169
*,2	Fincantieri SPA	1,301,747	1,114
*,2	Saras SPA	1,464,213	1,076
*,2	Juventus Football Club SPA	1,227,247	1,068
*,2	Banca Monte dei Paschi di Siena SPA	764,475	1,060
*	Immobiliare Grande Distribuzione SIIQ SPA	177,826	856
	Danieli & C Officine Meccaniche SPA	28,820	854
*	Arnoldo Mondadori Editore SPA	317,453	739
	DeA Capital SPA	225,174	343
	Rizzoli Corriere Della Sera Mediagroup SPA	311,758	247
			248,963
Japan (13.4%)
*	Kawasaki Kisen Kaisha Ltd.	309,900	10,606
	Jeol Ltd.	141,800	9,221
	Japan Hotel REIT Investment Corp.	14,975	9,132
	ADEKA Corp.	413,055	8,340
	Daiseki Co. Ltd.	167,287	7,743
*	SHIFT Inc.	42,200	7,742
	Outsourcing Inc.	402,500	7,704
	Fuji Corp.	322,088	7,580
	Internet Initiative Japan Inc.	229,512	7,288
	Mirait Holdings Corp.	368,071	7,258
	Menicon Co. Ltd.	94,300	6,893
	Daiwabo Holdings Co. Ltd.	337,780	6,818
	Nishimatsu Construction Co. Ltd.	207,742	6,755
	Nippon Gas Co. Ltd.	423,200	6,684
	Infomart Corp.	801,800	6,616
	Jafco Co. Ltd.	115,700	6,609
	Tokyo Seimitsu Co. Ltd.	154,234	6,603

		Shares	Market Value ($000)
	Fujitec Co. Ltd.	296,384	6,585
	Invincible Investment Corp.	16,281	6,396
	Japan Elevator Service Holdings Co. Ltd.	273,300	6,300
	Kadokawa Corp.	160,701	6,275
	Frontier Real Estate Investment Corp.	1,342	6,223
	AEON REIT Investment Corp.	4,277	6,222
	Meitec Corp.	109,546	6,187
[2]	Kenedix Residential Next Investment Corp.	2,847	6,163
	Japan Steel Works Ltd.	250,400	6,160
	Nippon Suisan Kaisha Ltd.	1,182,122	6,133
	Hazama Ando Corp.	796,679	6,061
	Nichias Corp.	234,969	5,973
[2]	cocokara fine Inc.	79,789	5,957
	Daiwa Securities Living Investments Corp.	5,421	5,952
	Katitas Co. Ltd.	196,100	5,849
	Topcon Corp.	412,900	5,823
	Hulic REIT Inc.	3,290	5,821
	Comforia Residential REIT Inc.	1,811	5,787
	Mizuho Leasing Co. Ltd.	174,001	5,775
	Asahi Holdings Inc.	282,000	5,577
	Macnica Fuji Electronics Holdings Inc.	215,613	5,542
*	Fujikura Ltd.	1,076,000	5,508
	Digital Garage Inc.	128,100	5,317
	Inaba Denki Sangyo Co. Ltd.	217,200	5,300
	Takasago Thermal Engineering Co. Ltd.	285,689	5,248
	NIPPON REIT Investment Corp.	1,263	5,239
	Toagosei Co. Ltd.	499,792	5,221
	NTT UD REIT Investment Corp.	3,571	5,186
	NSD Co. Ltd.	301,368	5,167
*	Yoshinoya Holdings Co. Ltd.	263,220	5,007
	Systena Corp.	268,600	4,978
	Okamura Corp.	351,147	4,974
	en japan Inc.	141,700	4,948
	Kanematsu Corp.	355,300	4,916
	Kureha Corp.	74,602	4,904
	CKD Corp.	245,100	4,902
	Japan Excellent Inc.	3,509	4,884
	Nikkon Holdings Co. Ltd.	219,048	4,824
	Heiwa Real Estate Co. Ltd.	133,442	4,816
*	Descente Ltd.	174,700	4,754
	Colowide Co. Ltd.	257,600	4,656
	Mitsubishi Estate Logistics REIT Investment Corp.	1,010	4,656
	Kohnan Shoji Co. Ltd.	114,600	4,655
	Takuma Co. Ltd.	288,000	4,625
	Hanwa Co. Ltd.	156,283	4,624
	Tsubakimoto Chain Co.	151,364	4,610
	Mitsui High-Tec Inc.	77,700	4,551
	Fuji Soft Inc.	89,374	4,516
	Trusco Nakayama Corp.	170,200	4,499
	Hitachi Zosen Corp.	621,610	4,491
	Tokyu REIT Inc.	2,407	4,484
	Shoei Co. Ltd.	106,800	4,474
	Okumura Corp.	163,852	4,453
	Duskin Co. Ltd.	192,160	4,438
	Wacoal Holdings Corp.	194,700	4,435
	Iriso Electronics Co. Ltd.	92,700	4,429
	Sakata Seed Corp.	134,656	4,410
	Nihon Parkerizing Co. Ltd.	424,061	4,369

		Shares	Market Value ($000)
	Senko Group Holdings Co. Ltd.	428,200	4,333
	Heiwa Real Estate REIT Inc.	2,708	4,314
	Kintetsu World Express Inc.	176,300	4,296
	Kenedix Retail REIT Corp.	1,540	4,274
	Hoshino Resorts REIT Inc.	671	4,268
	DTS Corp.	176,542	4,261
	EDION Corp.	410,775	4,247
	Tomy Co. Ltd.	481,517	4,230
	Seiren Co. Ltd.	206,900	4,208
	DCM Holdings Co. Ltd.	421,388	4,153
	Monex Group Inc.	656,187	4,136
	Sangetsu Corp.	283,320	4,117
	Valor Holdings Co. Ltd.	193,600	4,111
	Aiful Corp.	1,302,600	4,094
	Hokuetsu Corp.	734,421	4,093
	Eizo Corp.	96,156	4,055
	JINS Holdings Inc.	61,400	4,021
	Musashi Seimitsu Industry Co. Ltd.	191,330	3,978
	Toyobo Co. Ltd.	313,300	3,976
	Nippon Soda Co. Ltd.	123,225	3,955
	Raito Kogyo Co. Ltd.	220,400	3,946
	Milbon Co. Ltd.	71,320	3,934
	Kiyo Bank Ltd.	293,710	3,919
	Taikisha Ltd.	123,888	3,913
	Takeuchi Manufacturing Co. Ltd.	156,700	3,907
	Sumitomo Warehouse Co. Ltd.	266,855	3,894
	Japan Lifeline Co. Ltd.	309,200	3,892
	Ichibanya Co. Ltd.	87,368	3,879
	Kumagai Gumi Co. Ltd.	150,680	3,875
	Pilot Corp.	112,400	3,863
	TOKAI Holdings Corp.	470,700	3,857
	Central Glass Co. Ltd.	190,713	3,856
	Towa Pharmaceutical Co. Ltd.	150,782	3,851
	Kanamoto Co. Ltd.	163,300	3,817
	Maeda Kosen Co. Ltd.	113,900	3,816
	Toho Holdings Co. Ltd.	225,018	3,779
[2]	MOS Food Services Inc.	131,858	3,778
	Gunze Ltd.	86,207	3,733
	Nachi-Fujikoshi Corp.	91,651	3,733
	Sato Holdings Corp.	145,200	3,709
	Nisshinbo Holdings Inc.	440,000	3,702
	Ai Holdings Corp.	195,900	3,657
	Makino Milling Machine Co. Ltd.	96,180	3,629
	UT Group Co. Ltd.	115,500	3,625
	Tokyo Steel Manufacturing Co. Ltd.	356,200	3,578
	Glory Ltd.	166,400	3,575
	Joyful Honda Co. Ltd.	281,648	3,555
	Oki Electric Industry Co. Ltd.	379,806	3,549
	ZERIA Pharmaceutical Co. Ltd.	187,240	3,548
*	Raksul Inc.	75,100	3,542
	KH Neochem Co. Ltd.	149,200	3,528
	Sumitomo Osaka Cement Co. Ltd.	122,100	3,492
	Earth Corp.	58,943	3,491
	Nichiha Corp.	132,600	3,483
	Takara Standard Co. Ltd.	238,499	3,474
	Tadano Ltd.	337,500	3,473
	Kumiai Chemical Industry Co. Ltd.	447,250	3,439
	Wacom Co. Ltd.	592,336	3,432

		Shares	Market Value ($000)
	Topre Corp.	236,600	3,420
	Nojima Corp.	131,500	3,418
	Sumitomo Mitsui Construction Co. Ltd.	772,846	3,413
	Arcs Co. Ltd.	167,200	3,405
	San-In Godo Bank Ltd.	683,000	3,401
	Create SD Holdings Co. Ltd.	101,318	3,401
*	Sanrio Co. Ltd.	197,400	3,367
	Toei Co. Ltd.	18,664	3,367
*	NTN Corp.	1,306,200	3,352
	San-A Co. Ltd.	89,744	3,347
	Toyo Ink SC Holdings Co. Ltd.	182,454	3,341
	Nitto Boseki Co. Ltd.	109,011	3,335
	Paramount Bed Holdings Co. Ltd.	186,500	3,334
*,2	Create Restaurants Holdings Inc.	393,440	3,331
	Inabata & Co. Ltd.	213,200	3,318
	Life Corp.	94,800	3,312
	Mori Trust Sogo REIT Inc.	2,285	3,297
	Funai Soken Holdings Inc.	143,150	3,290
	Yodogawa Steel Works Ltd.	151,833	3,276
	Daiho Corp.	83,900	3,256
	Hokuhoku Financial Group Inc.	449,100	3,243
	Ogaki Kyoritsu Bank Ltd.	191,174	3,221
	KOMEDA Holdings Co. Ltd.	171,800	3,221
	Transcosmos Inc.	113,396	3,218
	Pacific Industrial Co. Ltd.	264,100	3,215
	Heiwado Co. Ltd.	168,700	3,214
	Citizen Watch Co. Ltd.	820,300	3,209
	Kitz Corp.	441,948	3,200
*	Sanken Electric Co. Ltd.	67,329	3,195
*	UACJ Corp.	119,585	3,156
	Dexerials Corp.	136,800	3,154
	Zojirushi Corp.	227,200	3,153
	eRex Co. Ltd.	111,500	3,146
	Nippon Light Metal Holdings Co. Ltd.	178,196	3,137
	Fukuoka REIT Corp.	1,861	3,128
	Okasan Securities Group Inc.	857,100	3,123
	Juroku Bank Ltd.	175,500	3,102
	Hogy Medical Co. Ltd.	98,522	3,098
	Mandom Corp.	181,954	3,085
	Yamazen Corp.	323,600	3,054
	Tsubaki Nakashima Co. Ltd.	201,800	3,042
	Seiko Holdings Corp.	145,558	3,040
	Nomura Co. Ltd.	389,400	3,036
	Nippon Steel Trading Corp.	70,549	3,028
	Kato Sangyo Co. Ltd.	98,800	3,006
	Nikkiso Co. Ltd.	288,761	2,995
	Okamoto Industries Inc.	79,100	2,987
	Ichigo Office REIT Investment Corp.	3,291	2,981
	Idec Corp.	149,100	2,980
	Digital Arts Inc.	43,200	2,967
	Global One Real Estate Investment Corp.	2,562	2,959
	Atom Corp.	409,857	2,905
	Komeri Co. Ltd.	119,700	2,903
	Aeon Delight Co. Ltd.	88,000	2,895
	Showa Sangyo Co. Ltd.	105,800	2,891
	Mitsubishi Pencil Co. Ltd.	222,900	2,879
	Japan Material Co. Ltd.	240,300	2,872
*,2	Change Inc.	123,800	2,872

		Shares	Market Value ($000)
*,2	euglena Co. Ltd.	329,100	2,869
	S Foods Inc.	91,300	2,852
	Nanto Bank Ltd.	165,900	2,848
	Nisshin Oillio Group Ltd.	103,052	2,838
	Nippn Corp.	195,829	2,815
	eGuarantee Inc.	130,400	2,792
	BeNext-Yumeshin Group Co.	223,992	2,788
*,2	Royal Holdings Co. Ltd.	155,500	2,784
	Bank of Okinawa Ltd.	122,844	2,771
	KYORIN Holdings Inc.	170,500	2,763
*	Maxell Holdings Ltd.	235,300	2,754
	Morita Holdings Corp.	194,966	2,751
	Hiday Hidaka Corp.	170,619	2,737
	Shibuya Corp.	96,800	2,710
	Mixi Inc.	107,600	2,710
	Musashino Bank Ltd.	180,600	2,709
	Okinawa Electric Power Co. Inc.	211,308	2,700
	Nippon Densetsu Kogyo Co. Ltd.	153,903	2,693
	Yokowo Co. Ltd.	110,237	2,687
*	Oisix ra daichi Inc.	75,518	2,685
	Ryosan Co. Ltd.	126,957	2,682
	Chudenko Corp.	127,600	2,678
	SOSiLA Logistics REIT Inc.	1,693	2,657
	Optex Group Co. Ltd.	171,900	2,652
	Nagaileben Co. Ltd.	112,400	2,651
	Ohsho Food Service Corp.	49,374	2,646
	Shiga Bank Ltd.	155,600	2,642
	Fuji Seal International Inc.	128,800	2,616
	Nitta Corp.	108,200	2,607
	TPR Co. Ltd.	185,229	2,595
	FCC Co. Ltd.	180,543	2,588
	Daishi Hokuetsu Financial Group Inc.	117,100	2,588
	Hankyu Hanshin REIT Inc.	1,745	2,580
	Nishi-Nippon Financial Holdings Inc.	457,600	2,573
	Mitsuuroko Group Holdings Co. Ltd.	224,200	2,572
*,2	HIS Co. Ltd.	118,900	2,563
	Mitsubishi Logisnext Co. Ltd.	281,600	2,556
	Financial Products Group Co. Ltd.	378,900	2,549
	Round One Corp.	259,700	2,531
	Totetsu Kogyo Co. Ltd.	118,700	2,523
	Starts Corp. Inc.	96,215	2,518
	United Super Markets Holdings Inc.	256,350	2,508
	Fujimi Inc.	53,047	2,501
	Bank of Nagoya Ltd.	110,312	2,489
	Shinmaywa Industries Ltd.	283,168	2,479
[2]	Pharma Foods International Co. Ltd.	93,016	2,471
	Tokyu Construction Co. Ltd.	344,700	2,428
	Tokyotokeiba Co. Ltd.	60,900	2,425
	Information Services International-Dentsu Ltd.	61,200	2,422
	Daihen Corp.	53,751	2,411
	77 Bank Ltd.	227,300	2,411
	Autobacs Seven Co. Ltd.	163,200	2,401
	TOMONY Holdings Inc.	877,500	2,390
	Meidensha Corp.	109,287	2,374
	Adastria Co. Ltd.	137,500	2,372
	TKC Corp.	79,798	2,369
	Nippon Seiki Co. Ltd.	203,532	2,361
	Itochu Advance Logistics Investment Corp.	1,611	2,351

		Shares	Market Value ($000)
	Cybozu Inc.	107,400	2,350
	Noritake Co. Ltd.	60,800	2,347
	Kameda Seika Co. Ltd.	56,200	2,320
*	MedPeer Inc.	63,200	2,320
	Saibu Gas Holdings Co. Ltd.	103,673	2,299
	Mirai Corp.	4,439	2,284
	Sodick Co. Ltd.	242,978	2,268
	Maruha Nichiro Corp.	101,700	2,255
	Star Asia Investment Corp.	4,055	2,236
*	Chiyoda Corp.	626,900	2,235
	Hokkaido Electric Power Co. Inc.	496,000	2,227
	Toridoll Holdings Corp.	120,400	2,222
*	United Arrows Ltd.	127,267	2,212
*	Nippon Sheet Glass Co. Ltd.	400,500	2,206
	Nextage Co. Ltd.	106,600	2,192
	Aruhi Corp.	172,926	2,188
	Prima Meat Packers Ltd.	80,588	2,185
[2]	Suruga Bank Ltd.	721,500	2,183
	Tokai Tokyo Financial Holdings Inc.	610,600	2,162
	Daikyonishikawa Corp.	332,900	2,146
	Taiyo Holdings Co. Ltd.	46,300	2,139
	Maruwa Co. Ltd.	21,500	2,106
	Zenrin Co. Ltd.	212,750	2,105
	Arata Corp.	53,859	2,102
	Senshu Ikeda Holdings Inc.	1,442,000	2,078
	Ryobi Ltd.	157,787	2,076
	Sanki Engineering Co. Ltd.	151,667	2,074
	Unipres Corp.	229,380	2,072
	JCU Corp.	56,300	2,068
	St. Marc Holdings Co. Ltd.	139,100	2,024
	Rorze Corp.	26,200	2,022
	Hyakujushi Bank Ltd.	146,300	2,019
	Hokkoku Bank Ltd.	107,551	2,002
[2]	Tamura Corp.	253,900	2,002
	Nichi-iko Pharmaceutical Co. Ltd.	258,302	1,996
	Strike Co. Ltd.	58,914	1,973
	Kissei Pharmaceutical Co. Ltd.	95,800	1,971
	Toho Bank Ltd.	1,031,464	1,950
[2]	Kura Sushi Inc.	52,000	1,936
	MCJ Co. Ltd.	170,100	1,923
	COLOPL Inc.	261,400	1,903
	Tri Chemical Laboratories Inc.	67,376	1,868
	BML Inc.	53,800	1,858
	Tocalo Co. Ltd.	147,700	1,856
	Dip Corp.	63,000	1,842
	Awa Bank Ltd.	101,500	1,837
	KYB Corp.	55,600	1,829
	Fuso Chemical Co. Ltd.	50,300	1,813
	Roland Corp.	37,800	1,799
	Max Co. Ltd.	104,100	1,796
	Token Corp.	19,886	1,795
	Tsugami Corp.	126,400	1,791
	Macromill Inc.	253,100	1,791
	H2O Retailing Corp.	236,100	1,788
	San-Ai Oil Co. Ltd.	143,400	1,788
	Japan Securities Finance Co. Ltd.	235,141	1,757
	Nichicon Corp.	164,483	1,752
	Futaba Corp.	238,232	1,739

		Shares	Market Value ($000)
	Eiken Chemical Co. Ltd.	83,300	1,737
	Onward Holdings Co. Ltd.	618,856	1,699
[2]	Hioki EE Corp.	24,300	1,695
	Yokogawa Bridge Holdings Corp.	83,600	1,683
	Anicom Holdings Inc.	210,600	1,662
	Saizeriya Co. Ltd.	67,421	1,661
	Sanyo Denki Co. Ltd.	25,700	1,661
	SAMTY Co. Ltd.	81,100	1,636
	Monogatari Corp.	26,140	1,624
	Jaccs Co. Ltd.	69,400	1,614
*	M&A Capital Partners Co. Ltd.	33,300	1,612
	Shizuoka Gas Co. Ltd.	153,400	1,604
	Bunka Shutter Co. Ltd.	149,000	1,603
	North Pacific Bank Ltd.	741,800	1,587
	Daibiru Corp.	123,443	1,577
	Japan Wool Textile Co. Ltd.	174,389	1,568
	Giken Ltd.	38,100	1,563
	Hyakugo Bank Ltd.	555,700	1,552
	Sekisui Jushi Corp.	77,700	1,547
	Sanyo Chemical Industries Ltd.	28,454	1,538
	CRE Logistics REIT Inc.	811	1,537
	Bank of Iwate Ltd.	100,524	1,532
	Fujimori Kogyo Co. Ltd.	40,500	1,530
	Yellow Hat Ltd.	77,900	1,501
	Noritz Corp.	87,787	1,494
	Nissha Co. Ltd.	105,960	1,492
	Nishimatsuya Chain Co. Ltd.	121,800	1,488
	Yamagata Bank Ltd.	189,385	1,466
	Solasto Corp.	119,200	1,457
	Prestige International Inc.	227,400	1,456
	Shibaura Machine Co. Ltd.	61,200	1,454
	Osaka Organic Chemical Industry Ltd.	42,300	1,450
	Nissin Electric Co. Ltd.	124,000	1,446
	ValueCommerce Co. Ltd.	41,000	1,423
	Megachips Corp.	47,781	1,414
	Towa Corp.	63,565	1,395
	SBS Holdings Inc.	45,300	1,394
	Hosiden Corp.	150,467	1,380
	Aida Engineering Ltd.	148,306	1,371
	Japan Petroleum Exploration Co. Ltd.	82,300	1,368
	GLOBERIDE Inc.	28,100	1,362
	T Hasegawa Co. Ltd.	58,400	1,360
	IDOM Inc.	147,800	1,354
	Bell System24 Holdings Inc.	88,100	1,353
	Relia Inc.	109,500	1,342
*,2	Ringer Hut Co. Ltd.	64,800	1,341
	LITALICO Inc.	27,800	1,336
	Mitsui-Soko Holdings Co. Ltd.	57,252	1,334
	S-Pool Inc.	154,160	1,329
	Nippon Ceramic Co. Ltd.	50,000	1,325
	Star Micronics Co. Ltd.	87,798	1,321
*	Nippon Chemi-Con Corp.	56,681	1,315
	Gree Inc.	237,800	1,311
	Axial Retailing Inc.	37,430	1,299
	Kanto Denka Kogyo Co. Ltd.	134,900	1,297
	Nippon Signal Co. Ltd.	155,016	1,297
	Nissan Shatai Co. Ltd.	195,200	1,284
	Hirata Corp.	22,811	1,284

		Shares	Market Value ($000)
	Infocom Corp.	53,940	1,282
	Trancom Co. Ltd.	16,400	1,280
	Raiznext Corp.	122,300	1,278
	Shima Seiki Manufacturing Ltd.	76,300	1,270
	Comture Corp.	58,600	1,261
	Yuasa Trading Co. Ltd.	44,000	1,257
	Maruzen Showa Unyu Co. Ltd.	39,700	1,255
	Argo Graphics Inc.	39,900	1,254
[2]	Kisoji Co. Ltd.	58,260	1,254
	HI-LEX Corp.	82,500	1,253
	Joshin Denki Co. Ltd.	50,326	1,250
	Kaga Electronics Co. Ltd.	47,900	1,250
	Plenus Co. Ltd.	64,900	1,250
	Shoei Foods Corp.	34,400	1,230
	Mizuno Corp.	53,456	1,226
	Fukushima Galilei Co. Ltd.	29,600	1,221
	Restar Holdings Corp.	68,600	1,218
[2]	V-Cube Inc.	56,865	1,218
	Keihanshin Building Co. Ltd.	94,100	1,214
	Intage Holdings Inc.	86,600	1,213
	Hamakyorex Co. Ltd.	41,700	1,206
	Curves Holdings Co. Ltd.	161,208	1,202
	Avex Inc.	84,100	1,196
	Belc Co. Ltd.	24,300	1,192
	Keiyo Bank Ltd.	311,800	1,191
	Zuken Inc.	37,500	1,182
	Nitto Kogyo Corp.	71,588	1,181
	Koa Corp.	76,100	1,170
	Exedy Corp.	77,100	1,168
	One REIT Inc.	373	1,165
	Siix Corp.	89,800	1,159
	ARTERIA Networks Corp.	69,200	1,156
	Nishio Rent All Co. Ltd.	42,200	1,155
[2]	Retail Partners Co. Ltd.	104,800	1,152
	Osaka Soda Co. Ltd.	52,200	1,151
	Ricoh Leasing Co. Ltd.	36,506	1,151
	Itochu Enex Co. Ltd.	125,400	1,150
	Nippon Road Co. Ltd.	15,500	1,150
	Kyokuto Kaihatsu Kogyo Co. Ltd.	80,000	1,146
	Nippon Kanzai Co. Ltd.	48,100	1,140
	Sakai Moving Service Co. Ltd.	23,600	1,139
	Noritsu Koki Co. Ltd.	54,600	1,137
	Furukawa Co. Ltd.	96,698	1,133
	Medical Data Vision Co. Ltd.	61,800	1,132
	Base Co. Ltd.	25,300	1,125
[2]	Alpen Co. Ltd.	40,000	1,124
	Nohmi Bosai Ltd.	58,400	1,118
	DyDo Group Holdings Inc.	22,944	1,114
*	Atrae Inc.	56,816	1,113
	Grace Technology Inc.	88,406	1,113
	Oiles Corp.	75,208	1,112
	Sakata INX Corp.	113,300	1,110
	Wakita & Co. Ltd.	118,600	1,110
	Micronics Japan Co. Ltd.	86,500	1,104
	Riken Keiki Co. Ltd.	46,500	1,096
	Chugoku Marine Paints Ltd.	132,300	1,095
	ESPEC Corp.	51,908	1,090
	METAWATER Co. Ltd.	59,200	1,083

		Shares	Market Value ($000)
	Doutor Nichires Holdings Co. Ltd.	70,737	1,078
	Insource Co. Ltd.	59,300	1,075
	Belluna Co. Ltd.	126,200	1,072
	FULLCAST Holdings Co. Ltd.	51,946	1,070
	Nippon Thompson Co. Ltd.	176,400	1,069
[2]	Taiko Pharmaceutical Co. Ltd.	119,237	1,068
	Fujibo Holdings Inc.	29,300	1,067
	Daiichi Jitsugyo Co. Ltd.	24,900	1,059
	Kanematsu Electronics Ltd.	32,200	1,058
	Obara Group Inc.	29,540	1,057
	Nippon Carbon Co. Ltd.	28,100	1,054
	Toppan Forms Co. Ltd.	109,000	1,050
	VT Holdings Co. Ltd.	234,900	1,049
	Toyo Construction Co. Ltd.	195,600	1,047
	Tokai Corp.	47,400	1,045
	Uchida Yoko Co. Ltd.	22,600	1,041
	Shikoku Chemicals Corp.	87,600	1,038
[2]	Toa Corp.	45,800	1,033
	V Technology Co. Ltd.	23,500	1,030
	Fujicco Co. Ltd.	58,605	1,028
	Riso Kagaku Corp.	62,184	1,028
	Sinko Industries Ltd.	53,441	1,028
	Nippon Koei Co. Ltd.	37,500	1,026
	Seikagaku Corp.	104,564	1,025
	Organo Corp.	17,800	1,022
	Konishi Co. Ltd.	68,900	1,022
	Toyo Tanso Co. Ltd.	38,910	1,022
	T-Gaia Corp.	56,500	1,019
*	Sanyo Special Steel Co. Ltd.	60,370	1,012
	Taihei Dengyo Kaisha Ltd.	41,500	1,005
	YAMABIKO Corp.	87,700	1,004
	Teikoku Sen-I Co. Ltd.	55,984	1,003
	Ichikoh Industries Ltd.	148,566	997
	Kurabo Industries Ltd.	56,100	997
	Pasona Group Inc.	49,100	996
	KFC Holdings Japan Ltd.	38,100	990
	Broadleaf Co. Ltd.	214,500	989
	RS Technologies Co. Ltd.	18,400	985
	Takasago International Corp.	39,600	984
	Tsukishima Kikai Co. Ltd.	92,600	982
	Tokyo Kiraboshi Financial Group Inc.	70,266	982
	Ishihara Sangyo Kaisha Ltd.	95,300	975
	Chilled & Frozen Logistics Holdings Co. Ltd.	64,600	975
[2]	Link And Motivation Inc.	121,000	973
	Toho Titanium Co. Ltd.	88,600	965
	Computer Engineering & Consulting Ltd.	65,970	963
	Tachi-S Co. Ltd.	72,100	961
	Chofu Seisakusho Co. Ltd.	52,700	959
	KeePer Technical Laboratory Co. Ltd.	35,936	959
	Arcland Sakamoto Co. Ltd.	69,300	956
	Hokuto Corp.	54,424	955
	Sintokogio Ltd.	128,500	953
*,2	Optim Corp.	51,838	951
	Fuji Co. Ltd.	53,400	950
	Sanshin Electronics Co. Ltd.	48,800	946
	TechMatrix Corp.	60,000	946
	Hosokawa Micron Corp.	16,600	944
	Bando Chemical Industries Ltd.	113,000	943

		Shares	Market Value ($000)
*	W-Scope Corp.	134,200	943
	SWCC Showa Holdings Co. Ltd.	57,600	942
	Japan Pulp & Paper Co. Ltd.	28,000	941
	JVCKenwood Corp.	436,740	941
	gremz Inc.	46,800	941
	Daito Pharmaceutical Co. Ltd.	30,900	938
	PAL GROUP Holdings Co. Ltd.	58,500	935
	Doshisha Co. Ltd.	59,300	934
	Marudai Food Co. Ltd.	59,118	934
	Union Tool Co.	25,300	934
	Aomori Bank Ltd.	51,361	930
	Iino Kaiun Kaisha Ltd.	224,336	930
*	Leopalace21 Corp.	679,200	927
*	Mitsui E&S Holdings Co. Ltd.	197,600	924
	Yokohama Reito Co. Ltd.	113,600	922
	Elan Corp.	84,800	922
	Tama Home Co. Ltd.	39,400	918
	Yukiguni Maitake Co. Ltd.	60,600	916
	Mitsuboshi Belting Ltd.	54,700	913
	Nissei ASB Machine Co. Ltd.	20,600	912
	Shin-Etsu Polymer Co. Ltd.	97,700	912
	Tenma Corp.	38,700	908
	Tokushu Tokai Paper Co. Ltd.	22,400	905
	Komori Corp.	118,300	897
	Tsurumi Manufacturing Co. Ltd.	55,100	897
	San ju San Financial Group Inc.	68,952	897
[2]	Samty Residential Investment Corp.	771	895
	Dai-Dan Co. Ltd.	37,100	893
	Pressance Corp.	61,148	893
	Melco Holdings Inc.	16,600	891
	Yondoshi Holdings Inc.	53,700	888
	Modec Inc.	52,588	881
	Piolax Inc.	63,200	879
	Nittetsu Mining Co. Ltd.	16,000	879
	Mimasu Semiconductor Industry Co. Ltd.	39,000	876
	Konoike Transport Co. Ltd.	75,600	874
	Marusan Securities Co. Ltd.	159,455	864
	Key Coffee Inc.	44,393	858
*	Matsuya Co. Ltd.	104,100	858
	Meisei Industrial Co. Ltd.	126,000	856
	Anest Iwata Corp.	88,700	855
	Qol Holdings Co. Ltd.	61,699	855
	Eagle Industry Co. Ltd.	71,700	848
	Inageya Co. Ltd.	64,000	843
	Nippon Yakin Kogyo Co. Ltd.	38,679	838
	Starzen Co. Ltd.	42,200	837
	Daiken Corp.	41,200	834
*	Shindengen Electric Manufacturing Co. Ltd.	20,500	834
	Direct Marketing MiX Inc.	24,300	833
[2]	J-Oil Mills Inc.	49,200	831
*	Kappa Create Co. Ltd.	64,088	827
	Tamron Co. Ltd.	34,300	824
[2]	Genky DrugStores Co. Ltd.	22,300	824
	Nippon Denko Co. Ltd.	297,590	823
	Bank of the Ryukyus Ltd.	124,267	821
	Aichi Steel Corp.	30,902	820
	Hibiya Engineering Ltd.	47,800	818
	Futaba Industrial Co. Ltd.	156,600	814

		Shares	Market Value ($000)
	Sinfonia Technology Co. Ltd.	70,200	812
	Katakura Industries Co. Ltd.	57,900	811
	Keiyo Co. Ltd.	106,300	811
	Kitanotatsujin Corp.	164,400	811
	Fujio Food Group Inc.	66,000	810
	Future Corp.	48,200	809
	Fukui Bank Ltd.	61,355	806
	Enigmo Inc.	61,600	806
	Sanyo Electric Railway Co. Ltd.	45,484	804
	Sumitomo Seika Chemicals Co. Ltd.	23,600	799
	Digital Holdings Inc.	40,945	796
	Pack Corp.	30,700	795
*	Aoyama Trading Co. Ltd.	124,100	793
	Airtrip Corp.	36,318	793
	TOC Co. Ltd.	134,946	792
	Starts Proceed Investment Corp.	348	792
	Torii Pharmaceutical Co. Ltd.	34,100	791
	Valqua Ltd.	40,400	789
	Tonami Holdings Co. Ltd.	17,600	789
	YA-MAN Ltd.	70,000	789
	Enplas Corp.	25,953	787
	Geo Holdings Corp.	70,400	787
	Hoosiers Holdings	118,700	783
	Arcland Service Holdings Co. Ltd.	37,800	781
	Riso Kyoiku Co. Ltd.	235,600	778
*,2	Open Door Inc.	43,200	778
	Roland DG Corp.	30,700	775
	G-Tekt Corp.	54,500	774
	Tokyo Electron Device Ltd.	16,500	769
	Press Kogyo Co. Ltd.	234,000	768
	Warabeya Nichiyo Holdings Co. Ltd.	36,100	768
	Komatsu Matere Co. Ltd.	90,800	767
*	Mitsuba Corp.	106,024	767
	G-7 Holdings Inc.	23,000	767
[2]	Ryoyo Electro Corp.	34,642	763
	Takara Leben Real Estate Investment Corp.	639	762
	Sumitomo Densetsu Co. Ltd.	38,500	758
	Daikokutenbussan Co. Ltd.	13,100	756
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	35,803	755
	Oyo Corp.	63,600	750
	Takamatsu Construction Group Co. Ltd.	40,600	749
	Poletowin Pitcrew Holdings Inc.	78,500	744
	Aisan Industry Co. Ltd.	85,100	743
	Shin Nippon Air Technologies Co. Ltd.	36,200	743
	Weathernews Inc.	15,000	742
	Tosei Corp.	71,500	742
	Alconix Corp.	55,814	742
	Daiwa Industries Ltd.	71,000	741
	Miyazaki Bank Ltd.	40,793	739
	Matsuyafoods Holdings Co. Ltd.	22,100	736
	Miroku Jyoho Service Co. Ltd.	51,200	736
	Ines Corp.	59,200	735
	Kyoei Steel Ltd.	56,712	735
	Riken Technos Corp.	132,700	730
	EM Systems Co. Ltd.	97,700	730
	Proto Corp.	57,600	730
	Denyo Co. Ltd.	40,000	729
	Canon Electronics Inc.	49,794	728

		Shares	Market Value ($000)
*	Istyle Inc.	180,200	728
	GMO GlobalSign Holdings KK	18,778	725
	Takara Leben Co. Ltd.	231,000	723
	Chubu Shiryo Co. Ltd.	68,600	717
	Kyokuyo Co. Ltd.	26,400	715
	Okuwa Co. Ltd.	71,500	712
	Nichiden Corp.	35,000	711
	Japan Medical Dynamic Marketing Inc.	32,118	711
	Sun Frontier Fudousan Co. Ltd.	75,000	708
	Rheon Automatic Machinery Co. Ltd.	53,615	707
	Sumitomo Riko Co. Ltd.	95,800	706
*	J Trust Co. Ltd.	210,800	705
	Nichireki Co. Ltd.	57,100	704
	World Holdings Co. Ltd.	24,000	698
	Sakai Chemical Industry Co. Ltd.	40,109	694
*	Oriental Shiraishi Corp.	275,894	691
	Aichi Bank Ltd.	23,504	689
*	Kintetsu Department Store Co. Ltd.	24,500	688
	Mitsui DM Sugar Holdings Co. Ltd.	40,400	688
	Mie Kotsu Group Holdings Inc.	156,900	687
	Sanoh Industrial Co. Ltd.	60,600	686
	Sinanen Holdings Co. Ltd.	24,700	686
	Tanseisha Co. Ltd.	88,300	683
[2]	JM Holdings Co. Ltd.	35,700	683
	Media Do Co. Ltd.	16,521	682
	SB Technology Corp.	24,800	680
	Nippon Rietec Co. Ltd.	43,100	680
	Itochu-Shokuhin Co. Ltd.	14,400	679
[2]	Rock Field Co. Ltd.	50,968	679
	Asahi Diamond Industrial Co. Ltd.	137,622	677
	NS United Kaiun Kaisha Ltd.	26,600	670
	Japan Transcity Corp.	128,192	670
	Alpha Systems Inc.	18,200	667
	Sumida Corp.	56,109	661
	Tachibana Eletech Co. Ltd.	50,534	661
	Fukui Computer Holdings Inc.	17,900	660
	Daido Metal Co. Ltd.	119,200	658
	Okabe Co. Ltd.	109,835	658
*	Vision Inc.	66,365	656
	DKS Co. Ltd.	21,300	656
	Toenec Corp.	19,200	655
	Matsuda Sangyo Co. Ltd.	33,000	654
	LEC Inc.	64,548	654
	CONEXIO Corp.	44,800	654
	Yurtec Corp.	99,400	652
	Goldcrest Co. Ltd.	43,980	651
[2]	Taki Chemical Co. Ltd.	12,300	651
	Maxvalu Tokai Co. Ltd.	28,400	650
	Furuno Electric Co. Ltd.	65,700	648
	Osaki Electric Co. Ltd.	112,600	647
	Toyo Corp.	61,817	647
	GCA Corp.	68,000	647
	Sourcenext Corp.	232,000	646
	Ehime Bank Ltd.	93,400	641
	Gakken Holdings Co. Ltd.	54,400	639
	DKK Co. Ltd.	30,880	638
	Shinwa Co. Ltd.	30,900	637
	Oita Bank Ltd.	41,307	636

		Shares	Market Value ($000)
	Cawachi Ltd.	31,400	635
	Kamei Corp.	60,500	631
	I'll Inc.	48,200	631
	Shinko Shoji Co. Ltd.	87,100	630
	Fukuda Corp.	13,900	629
	Yonex Co. Ltd.	101,100	629
	Stella Chemifa Corp.	24,200	627
	JAC Recruitment Co. Ltd.	38,700	620
[2]	Koshidaka Holdings Co. Ltd.	122,308	619
	Mitsubishi Research Institute Inc.	17,000	619
[2]	Yamashin-Filter Corp.	98,613	618
	Toho Zinc Co. Ltd.	35,678	615
	Vector Inc.	65,100	615
	Vital KSK Holdings Inc.	90,700	613
	AOKI Holdings Inc.	102,004	610
	Riken Vitamin Co. Ltd.	41,700	607
	Shikoku Bank Ltd.	94,940	606
	Tosho Co. Ltd.	39,300	600
	Pacific Metals Co. Ltd.	38,608	599
*	TSI Holdings Co. Ltd.	193,600	599
	Fujiya Co. Ltd.	28,900	597
	YAKUODO Holdings Co. Ltd.	28,300	596
	Marvelous Inc.	88,000	592
	Yamanashi Chuo Bank Ltd.	79,262	592
	Tekken Corp.	34,800	591
	Moriroku Holdings Co. Ltd.	29,100	591
	Nagatanien Holdings Co. Ltd.	30,400	589
	Ubicom Holdings Inc.	18,700	587
	ZIGExN Co. Ltd.	150,100	585
	CI Takiron Corp.	106,200	581
	Mori Trust Hotel REIT Inc.	464	578
	Halows Co. Ltd.	22,300	577
	Sparx Group Co. Ltd.	254,600	576
	Hodogaya Chemical Co. Ltd.	15,300	573
	WDB Holdings Co. Ltd.	20,712	573
*	World Co. Ltd.	46,800	573
	Nippon Parking Development Co. Ltd.	403,300	572
	Aiphone Co. Ltd.	31,600	570
	Akita Bank Ltd.	44,500	566
	Riken Corp.	23,600	560
	Studio Alice Co. Ltd.	25,700	558
	Yorozu Corp.	49,976	558
*	BrainPad Inc.	13,719	558
	Fudo Tetra Corp.	32,820	556
*	Iseki & Co. Ltd.	40,887	556
	Icom Inc.	25,200	551
	Topy Industries Ltd.	46,979	549
	Shinnihon Corp.	69,800	548
	BRONCO BILLY Co. Ltd.	24,200	548
	Kanagawa Chuo Kotsu Co. Ltd.	17,700	547
	Xebio Holdings Co. Ltd.	59,708	547
	Nihon Chouzai Co. Ltd.	34,900	546
	Amuse Inc.	26,700	545
	Nichiban Co. Ltd.	34,300	545
	JDC Corp.	103,300	545
	Cosel Co. Ltd.	58,400	544
	Ryoden Corp.	35,500	540
*,2	Japan Display Inc.	1,664,500	533

		Shares	Market Value ($000)
	Ichiyoshi Securities Co. Ltd.	96,700	532
	FIDEA Holdings Co. Ltd.	479,200	530
	Kansai Super Market Ltd.	49,100	529
	Happinet Corp.	39,600	525
	Feed One Co. Ltd.	77,820	525
	Sanei Architecture Planning Co. Ltd.	28,800	519
	CTS Co. Ltd.	69,742	518
	Sankyo Tateyama Inc.	72,000	518
	I-PEX Inc.	22,900	517
	Onoken Co. Ltd.	42,100	515
	Hito Communications Holdings Inc.	26,766	513
	Tayca Corp.	46,232	512
	Kamakura Shinsho Ltd.	56,700	512
	Chiyoda Co. Ltd.	64,200	510
	Ebase Co. Ltd.	68,800	509
	Teikoku Electric Manufacturing Co. Ltd.	46,000	508
	Central Security Patrols Co. Ltd.	18,595	507
	Aichi Corp.	69,900	503
	LIFULL Co. Ltd.	165,500	503
	Shin Nippon Biomedical Laboratories Ltd.	53,000	502
	Optorun Co. Ltd.	24,900	502
	ASKA Pharmaceutical Holdings Co. Ltd.	55,900	501
	Dai Nippon Toryo Co. Ltd.	64,600	498
	Tokyo Energy & Systems Inc.	54,100	497
	Advan Group Co. Ltd.	60,400	495
	Kyodo Printing Co. Ltd.	20,600	495
	Chori Co. Ltd.	28,700	494
*	Sagami Holdings Corp.	52,496	493
	Chiyoda Integre Co. Ltd.	30,000	489
	Kyosan Electric Manufacturing Co. Ltd.	129,100	489
*	CMK Corp.	126,600	487
	Arakawa Chemical Industries Ltd.	44,600	485
	Shibusawa Warehouse Co. Ltd.	25,309	485
	Nissin Sugar Co. Ltd.	31,325	484
	France Bed Holdings Co. Ltd.	57,600	481
*	KLab Inc.	81,060	481
	ST Corp.	30,300	480
	Nihon Nohyaku Co. Ltd.	102,400	478
	Neturen Co. Ltd.	90,200	478
	Chuo Spring Co. Ltd.	43,600	477
	ES-Con Japan Ltd.	68,100	476
	Nitto Kohki Co. Ltd.	28,100	476
*	Unitika Ltd.	154,800	474
	Krosaki Harima Corp.	10,600	473
	Kurimoto Ltd.	30,800	471
*,2	PIA Corp.	15,900	470
	MTI Ltd.	70,000	467
	Sankyo Seiko Co. Ltd.	93,397	466
	Torishima Pump Manufacturing Co. Ltd.	58,500	464
	Kenko Mayonnaise Co. Ltd.	35,300	463
	SRA Holdings	19,100	463
	Toyo Kanetsu KK	21,200	461
	Rokko Butter Co. Ltd.	33,000	459
	Tomoku Co. Ltd.	26,300	458
	Aeon Hokkaido Corp.	48,300	456
	Tatsuta Electric Wire and Cable Co. Ltd.	92,400	454
	Achilles Corp.	36,300	453
	JSP Corp.	30,700	452

		Shares	Market Value ($000)
	Fuji Pharma Co. Ltd.	43,800	451
	Elematec Corp.	43,300	451
	Koatsu Gas Kogyo Co. Ltd.	73,900	450
	Kanaden Corp.	46,900	448
	K&O Energy Group Inc.	37,200	443
	Kyokuto Securities Co. Ltd.	61,100	443
	Okura Industrial Co. Ltd.	20,700	442
	Toa Corp. (XTKS)	58,900	442
	Hakuto Co. Ltd.	31,500	438
	Hokkaido Gas Co. Ltd.	30,800	438
	Nippon Beet Sugar Manufacturing Co. Ltd.	29,200	438
	Yahagi Construction Co. Ltd.	67,700	436
	Yushin Precision Equipment Co. Ltd.	55,200	435
	Honeys Holdings Co. Ltd.	41,790	434
[2]	Ministop Co. Ltd.	33,100	431
	Foster Electric Co. Ltd.	51,985	430
*,2	RPA Holdings Inc.	72,830	427
*	Fujita Kanko Inc.	20,300	425
	Akatsuki Inc.	14,200	424
	Maezawa Kyuso Industries Co. Ltd.	47,000	423
	Fixstars Corp.	58,700	422
*,2	FDK Corp.	36,714	421
	Fuso Pharmaceutical Industries Ltd.	19,700	420
*	WATAMI Co. Ltd.	49,000	420
	Bank of Saga Ltd.	33,500	419
	Chukyo Bank Ltd.	32,600	417
	Hochiki Corp.	40,100	413
	Nissin Corp.	30,400	411
	Towa Bank Ltd.	91,400	411
	Nihon Tokushu Toryo Co. Ltd.	40,500	410
	FAN Communications Inc.	111,900	410
	Nihon Trim Co. Ltd.	11,900	408
	ASAHI YUKIZAI Corp.	33,211	407
	Asahi Co. Ltd.	33,500	405
	Shimizu Bank Ltd.	28,600	402
	Hisaka Works Ltd.	54,100	401
	Tochigi Bank Ltd.	261,512	401
	NEC Capital Solutions Ltd.	20,400	400
[2]	Kojima Co. Ltd.	63,300	399
	Tsutsumi Jewelry Co. Ltd.	18,200	397
	Taisei Lamick Co. Ltd.	15,600	395
	Japan Best Rescue System Co. Ltd.	41,965	395
[2]	Ateam Inc.	29,200	391
	Toa Oil Co. Ltd.	15,400	390
	Seika Corp.	25,800	388
	JP-Holdings Inc.	155,400	387
	Kawada Technologies Inc.	11,500	384
	Sekisui Kasei Co. Ltd.	69,300	383
*,2	KNT-CT Holdings Co. Ltd.	30,900	375
	Mars Group Holdings Corp.	25,000	372
	Nippon Coke & Engineering Co. Ltd.	398,600	371
	PC Depot Corp.	84,840	370
	Zuiko Corp.	41,300	370
*	OSAKA Titanium Technologies Co. Ltd.	50,800	368
	Pronexus Inc.	39,035	359
	CAC Holdings Corp.	27,600	356
*	Kourakuen Holdings Corp.	26,400	353
	Nippon Sharyo Ltd.	18,500	351

		Shares	Market Value ($000)
	Godo Steel Ltd.	24,700	346
	Hokkan Holdings Ltd.	26,800	345
	Central Sports Co. Ltd.	15,675	341
	Artnature Inc.	54,800	340
*	Toho Co. Ltd.	24,500	339
	Nisso Corp.	44,600	339
	Takaoka Toko Co. Ltd.	27,400	338
	Osaka Steel Co. Ltd.	31,000	336
	Michinoku Bank Ltd.	39,800	332
	Wowow Inc.	15,000	326
	SMK Corp.	14,400	324
*	Akebono Brake Industry Co. Ltd.	206,583	322
	Taiho Kogyo Co. Ltd.	37,900	322
[2]	Aeon Fantasy Co. Ltd.	18,100	319
[2]	Tokyo Individualized Educational Institute Inc.	55,312	314
*	Tokyo Base Co. Ltd.	46,700	314
	Kanamic Network Co. Ltd.	56,600	314
	CMIC Holdings Co. Ltd.	23,900	311
	Ohara Inc.	24,388	302
	Tv Tokyo Holdings Corp.	16,000	301
	Oro Co. Ltd.	8,367	294
[2]	Inaba Seisakusho Co. Ltd.	22,200	293
	Shimojima Co. Ltd.	29,900	293
	Corona Corp. Class A	34,900	290
*	Gurunavi Inc.	66,500	287
	Kita-Nippon Bank Ltd.	19,900	284
	Gun-Ei Chemical Industry Co. Ltd.	12,600	283
*	Chuetsu Pulp & Paper Co. Ltd.	23,500	273
	Sac's Bar Holdings Inc.	50,650	273
	Kitano Construction Corp.	12,900	272
*	COOKPAD Inc.	123,500	271
	Takihyo Co. Ltd.	15,800	269
	Fujikura Kasei Co. Ltd.	57,800	263
*	Jamco Corp.	27,000	261
*,2	CHIMNEY Co. Ltd.	20,000	260
	Airport Facilities Co. Ltd.	48,700	256
	Takamiya Co. Ltd.	56,000	254
[2]	Tokyo Rakutenchi Co. Ltd.	6,900	250
*	Gunosy Inc.	37,700	242
	Gecoss Corp.	29,900	241
*	Heroz Inc.	14,100	240
	Furukawa Battery Co. Ltd.	16,055	240
*	Daisyo Corp.	25,700	236
	Midac Co. Ltd.	5,000	235
[2]	Fibergate Inc.	19,049	234
	Linical Co. Ltd.	28,300	233
	Cleanup Corp.	43,800	217
	Airtech Japan Ltd.	17,100	204
*	Right On Co. Ltd.	28,800	200
*	giftee Inc.	6,200	192
	MEC Co. Ltd.	6,000	184
*	Japan Cash Machine Co. Ltd.	35,200	180
*,2	TerraSky Co. Ltd.	9,610	176
*	Robot Home Inc.	82,100	156
	Nakayama Steel Works Ltd.	41,900	152
*,2	Laox Co. Ltd.	69,500	141
*	SRE Holdings Corp.	2,200	132
	Raccoon Holdings Inc.	6,100	131

		Shares	Market Value ($000)
	Usen-Next Holdings Co. Ltd.	3,800	84
	Nippon Pillar Packing Co. Ltd.	3,500	72
[2]	Invesco Office JREIT Inc.	47	10
			1,559,047
Kuwait (0.1%)
*	National Industries Group Holding SAK	4,979,493	3,774
*	Warba Bank KSCP	3,870,665	3,193
	Qurain Petrochemical Industries Co.	1,863,127	2,352
*	Kuwait International Bank KSCP	1,527,608	1,137
	Kuwait Projects Holding KSCP	1,735,202	922
*	Alimtiaz Investment Group KSC	1,872,234	767
*	Integrated Holding Co. KCSC	451,360	555
			12,700
Malaysia (0.7%)
	Inari Amertron Bhd.	8,640,900	6,824
	TIME dotCom Bhd.	1,364,000	4,654
	Kossan Rubber Industries	4,750,500	3,895
	Bursa Malaysia Bhd.	2,051,254	3,697
	VS Industry Bhd.	10,760,950	3,518
	Frontken Corp. Bhd.	4,364,650	3,362
	My EG Services Bhd.	8,396,300	3,304
	Carlsberg Brewery Malaysia Bhd.	618,100	3,107
	D&O Green Technologies Bhd.	2,337,000	2,937
	Malaysian Pacific Industries Bhd.	266,400	2,809
	IGB REIT	6,976,000	2,761
	Sunway REIT	7,979,800	2,669
	Pentamaster Corp. Bhd.	2,086,850	2,620
	Genting Plantations Bhd.	1,590,673	2,487
	Heineken Malaysia Bhd.	436,900	2,322
	Malakoff Corp. Bhd.	11,626,300	2,258
	Sunway Bhd.	4,400,388	1,774
	Axis REIT	3,690,600	1,679
	ViTrox Corp. Bhd.	360,900	1,616
	KPJ Healthcare Bhd.	6,263,200	1,603
	Scientex Bhd.	1,616,800	1,602
	YTL Power International Bhd.	9,030,200	1,487
	Yinson Holdings Bhd.	1,274,100	1,444
	Mega First Corp. Bhd.	1,570,000	1,320
	UWC Bhd.	892,600	1,216
	Berjaya Sports Toto Bhd.	2,172,057	1,004
	Magnum Bhd.	2,115,492	993
[3]	Lotte Chemical Titan Holding Bhd.	1,574,605	978
	DRB-Hicom Bhd.	2,292,227	907
*	Bumi Armada Bhd.	8,982,200	903
*	SP Setia Bhd. Group	3,475,300	847
	Malaysia Building Society Bhd.	5,657,600	785
*	Sapura Energy Bhd.	26,113,600	772
*	Berjaya Corp. Bhd.	11,511,863	750
	AEON Credit Service M Bhd.	261,200	741
	Syarikat Takaful Malaysia Keluarga Bhd.	688,500	703
	Padini Holdings Bhd.	954,100	635
	BerMaz Auto Bhd.	1,701,440	609
	Leong Hup International Bhd.	3,434,200	561
	Malaysian Resources Corp. Bhd.	5,703,538	520
	Cahya Mata Sarawak Bhd.	1,484,800	394
*	UEM Sunrise Bhd.	4,211,200	384
*	Velesto Energy Bhd.	10,738,180	355

		Shares	Market Value ($000)
	Serba Dinamik Holdings Bhd.	3,375,116	316
*	WCT Holdings Bhd.	2,331,051	287
	Muhibbah Engineering M Bhd.	806,300	174
*	Pos Malaysia Bhd.	790,300	145
*	Sunway Bhd. Warrants Exp. 10/3/24	385,748	37
*	Velesto Energy Bhd. Warrants Exp. 10/18/24	2,470,020	35
*	Serba Dinamik Holdings Bhd. Warrants Exp. 12/5/24	878,820	19
*	BIMB Holdings Bhd. Warrants Exp. 12/4/23	154,640	14
*	Malaysian Resources Corp. Bhd. Warrants Exp. 10/29/27	430,554	8
			80,841
Mexico (0.5%)
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	3,294,408	7,282
	PLA Administradora Industrial S de RL de CV	3,508,463	5,547
	Corp. Inmobiliaria Vesta SAB de CV	2,701,742	5,307
[3]	Macquarie Mexico Real Estate Management SA de CV	3,583,802	4,375
	Regional SAB de CV	701,400	4,324
	Bolsa Mexicana de Valores SAB de CV	2,078,266	4,242
[3]	Banco del Bajio SA	2,095,100	3,751
	Prologis Property Mexico SA de CV	1,690,203	3,701
*	Genomma Lab Internacional SAB de CV Class B	3,433,352	3,336
*	Alsea SAB de CV	1,609,700	3,264
	La Comer SAB de CV	1,301,995	2,590
	Grupo Comercial Chedraui SA de CV	1,226,000	1,951
*	Gentera SAB de CV	3,172,025	1,853
*,3	Grupo Traxion SAB de CV	651,652	1,223
	Grupo Herdez SAB de CV	562,683	1,178
*	Axtel SAB de CV	3,495,008	897
*	Controladora Nemak SAB de CV	5,411,300	870
*	Unifin Financiera SAB de CV	527,529	767
*	Grupo Rotoplas SAB de CV	468,168	766
*,3	Nemak SAB de CV	2,032,740	690
*	Credito Real SAB de CV SOFOM ER	733,813	632
			58,546
Netherlands (1.3%)
	BE Semiconductor Industries NV	247,628	21,732
	Arcadis NV	262,838	11,640
	Corbion NV	212,095	11,611
	APERAM SA	167,638	10,506
	PostNL NV	1,783,627	9,652
	Boskalis Westminster	277,295	8,726
*	OCI NV	352,591	8,554
	TKH Group NV GDR	156,572	8,324
	SBM Offshore NV	564,993	8,202
*,3	Basic-Fit NV	160,683	7,427
*,3	Intertrust NV	322,857	5,331
	Eurocommercial Properties NV GDR	204,327	5,126
*	Accell Group NV	85,381	4,228
[3]	Flow Traders	99,470	4,045
*	Sligro Food Group NV	134,925	3,916
	AMG Advanced Metallurgical Group NV	119,235	3,729
*,3	Alfen Beheer BV	35,273	3,557
	NSI NV	78,918	3,281
*	Fugro NV	334,710	3,164
*	Koninklijke BAM Groep NV	915,183	2,587
*	TomTom NV	266,142	2,235
[2]	Wereldhave NV	110,038	1,816
	Vastned Retail NV	49,109	1,468

		Shares	Market Value ($000)
	Brunel International NV	53,114	703
[3]	B&S Group Sarl	66,550	662
	ForFarmers NV	80,814	459
*,1	SNS Reaal	96,364	—
			152,681
New Zealand (0.6%)
	Summerset Group Holdings Ltd.	865,548	7,787
	Chorus Ltd.	1,685,066	7,233
	Goodman Property Trust	4,239,991	7,194
	EBOS Group Ltd.	321,583	6,956
	Freightways Ltd.	656,458	5,854
	Genesis Energy Ltd.	2,114,648	5,058
	Precinct Properties New Zealand Ltd.	4,452,088	4,957
	Argosy Property Ltd.	3,802,442	4,318
	Z Energy Ltd.	1,991,656	4,092
	Vital Healthcare Property Trust	1,646,233	3,637
	Kathmandu Holdings Ltd.	2,766,722	2,639
*	Pushpay Holdings Ltd.	2,080,667	2,467
	Arvida Group Ltd.	1,404,366	2,014
	Vector Ltd.	688,322	1,953
	Heartland Group Holdings Ltd.	1,092,797	1,561
*	Pacific Edge Ltd.	1,419,950	1,227
	Oceania Healthcare Ltd.	981,540	1,019
*	Vista Group International Ltd.	590,147	958
*	Restaurant Brands New Zealand Ltd.	84,391	942
	Scales Corp. Ltd.	282,264	897
	Skellerup Holdings Ltd.	222,571	791
*	Synlait Milk Ltd.	258,581	673
*	Tourism Holdings Ltd.	373,517	613
*	SKY Network Television Ltd.	4,515,633	519
			75,359
Norway (1.4%)
*	Nordic Semiconductor ASA	569,156	18,637
	Bakkafrost P/F	183,771	15,617
[3]	Entra ASA	607,022	14,787
	Storebrand ASA	1,688,512	14,498
	Borregaard ASA	374,253	9,736
*	NEL ASA	4,983,671	9,518
	SpareBank 1 SR-Bank ASA	644,681	8,439
	Kongsberg Gruppen ASA	286,442	8,204
	Subsea 7 SA	849,384	6,800
	SpareBank 1 SMN	487,857	6,770
	Bank Norwegian ASA	559,345	6,553
*	Atea ASA	321,737	6,130
	Veidekke ASA	395,093	5,089
	TGS ASA	427,932	4,896
[3]	Sbanken ASA	343,173	4,179
	Austevoll Seafood ASA	331,116	4,175
*,3	Elkem ASA	1,001,192	3,705
*,3	Crayon Group Holding ASA	174,559	3,023
	Frontline Ltd.	337,956	2,712
*	Grieg Seafood ASA	235,575	2,270
	Bonheur ASA	53,859	1,718
[3]	BW LPG Ltd.	236,760	1,367
*	DNO ASA	1,290,421	1,222
	Sparebank 1 Oestlandet	79,193	1,100
*	Hexagon Composites ASA	293,653	1,088

		Shares	Market Value ($000)
	Norway Royal Salmon ASA	41,450	986
	Stolt-Nielsen Ltd.	68,425	933
*	Wallenius Wilhelmsen ASA	273,516	863
	BW Offshore Ltd.	237,012	804
*	BW Energy Ltd.	163,122	493
	Ocean Yield ASA	143,546	480
	Golden Ocean Group Ltd.	47,988	473
*	Aker Carbon Capture ASA	47,919	106
*	Aker Horizons Holding ASA	26,677	78
*	Vaccibody AS	6,812	47
			167,496
Pakistan (0.2%)
*	Lucky Cement Ltd.	771,940	4,219
	Engro Corp. Ltd.	1,203,707	2,184
	Hub Power Co. Ltd.	4,600,584	2,170
	MCB Bank Ltd.	1,860,210	1,853
	Searle Co. Ltd.	909,942	1,329
	Pakistan State Oil Co. Ltd.	944,998	1,284
	Pakistan Oilfields Ltd.	368,397	866
	Bank Alfalah Ltd.	3,815,256	773
	Engro Fertilizers Ltd.	1,631,961	764
	United Bank Ltd.	845,938	651
	Millat Tractors Ltd.	87,379	587
	SUI Northern Gas Pipeline	1,365,443	419
*	DG Khan Cement Co. Ltd.	613,586	410
*	Fauji Cement Co. Ltd.	2,884,307	388
	Nishat Mills Ltd.	638,126	379
	Kot Addu Power Co. Ltd.	1,328,108	318
*	National Bank of Pakistan	1,415,000	307
*	SUI Southern Gas Co. Ltd.	3,536,369	287
	TRG Pakistan	81,000	78
			19,266
Philippines (0.2%)
	Security Bank Corp.	1,844,379	4,059
	Robinson's Land Corp.	8,275,097	2,667
	Robinsons Retail Holdings Inc.	2,401,150	2,582
	Wilcon Depot Inc.	3,792,400	1,671
	Century Pacific Food Inc.	2,825,900	1,414
	AC Energy Corp.	7,796,700	1,252
	First Gen Corp.	2,037,315	1,182
*	Manila Water Co. Inc.	3,555,285	1,153
	Nickel Asia Corp.	7,944,874	966
	D&L Industries Inc.	5,706,000	914
	Vista Land & Lifescapes Inc.	10,577,100	722
	Filinvest Land Inc.	26,483,400	589
*	Cebu Air Inc.	519,080	458
*,3	CEMEX Holdings Philippines Inc.	16,558,435	401
			20,030
Poland (0.4%)
*	PGE Polska Grupa Energetyczna SA	2,516,495	5,662
*	Orange Polska SA	2,583,132	5,131
	KRUK SA	62,066	4,880
	Asseco Poland SA	215,165	4,478
	Grupa Lotos SA	313,162	4,316
*	mBank SA	49,576	4,126
*,2	Alior Bank SA	335,989	3,220
	Kernel Holding SA	227,159	3,143

		Shares	Market Value ($000)
*	Tauron Polska Energia SA	3,616,921	3,049
*,2	CCC SA	79,224	2,500
*	Bank Millennium SA	1,798,162	2,302
*	Enea SA	668,057	1,482
*,2	Jastrzebska Spolka Weglowa SA	150,139	1,356
*	AmRest Holdings SE	191,854	1,306
*	Bank Handlowy w Warszawie SA	89,920	1,056
*	Grupa Azoty SA	128,641	999
	Ciech SA	70,883	880
	Warsaw Stock Exchange	75,126	848
	Eurocash SA	266,375	848
*,2	Mercator Medical SA	9,603	511
*,1	getBACK SA	103,234	100
			52,193
Portugal (0.2%)
*	Banco Comercial Portugues SA Class R	28,660,384	4,079
	CTT-Correios de Portugal SA	720,017	3,746
	Navigator Co. SA	1,028,369	3,704
	REN - Redes Energeticas Nacionais SGPS SA	1,236,286	3,450
	NOS SGPS SA	886,084	3,285
	Sonae SGPS SA	2,619,756	2,586
	Altri SGPS SA	193,490	1,169
	Corticeira Amorim SGPS SA	89,764	1,118
*,2	Mota-Engil SGPS SA	229,355	340
*	Greenvolt-Energias Renovaveis SA	3,518	20
			23,497
Qatar (0.0%)
*	Gulf International Services QSC	4,082,207	1,581
	Al Meera Consumer Goods Co. QSC	256,746	1,415
	Medicare Group	364,165	860
			3,856
Romania (0.0%)
	Societatea Nationala Nuclearelectrica SA	145,074	976
Russia (0.1%)
[3]	Detsky Mir PJSC	2,390,633	4,586
	Mechel PJSC Preference Shares	906,420	1,636
	LSR Group PJSC Class A	85,850	894
	Rosseti Lenenergo PJSC Preference Shares	253,200	558
*	Mechel PJSC	477,169	526
*	OGK-2 PJSC	54,519,850	504
	TGC-1 PJSC	2,060,900,000	316
*	ENEL RUSSIA PJSC	24,681,000	277
			9,297
Saudi Arabia (0.5%)
	Arriyadh Development Co.	631,943	4,846
	Aldrees Petroleum and Transport Services Co.	226,677	4,122
*	National Agriculture Development Co.	280,920	2,937
	United Electronics Co.	81,241	2,905
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	167,479	2,688
	Saudi Chemical Co. Holding	228,873	2,534
*	Aseer Trading Tourism & Manufacturing Co.	311,090	2,166
*	Methanol Chemicals Co.	225,774	1,819
	Eastern Province Cement Co.	138,164	1,818
	Al Hammadi Co. for Development and Investment	164,198	1,762
	Arabian Cement Co.	141,161	1,756
*	Saudi Ceramic Co.	103,152	1,694

		Shares	Market Value ($000)
	Jadwa REIT Saudi Fund	388,515	1,622
	City Cement Co.	194,888	1,600
*	Saudi Real Estate Co.	226,942	1,594
	Najran Cement Co.	223,452	1,413
	Astra Industrial Group	110,612	1,385
	National Gas & Industrialization Co.	105,074	1,255
	Northern Region Cement Co.	249,952	1,236
	United International Transportation Co.	93,094	1,195
*	Saudi Public Transport Co.	163,910	1,181
*	Leejam Sports Co. JSC	54,898	1,097
	National Medical Care Co.	57,256	1,074
*	Dur Hospitality Co.	116,375	1,059
*	Middle East Healthcare Co.	93,206	951
	Herfy Food Services Co.	52,149	929
*	Zamil Industrial Investment Co.	80,794	877
*	Tabuk Cement Co.	117,247	735
	Bawan Co.	68,299	725
*	Al Jouf Cement Co.	191,752	718
	Hail Cement Co.	131,718	671
*	Mediterranean & Gulf Insurance & Reinsurance Co.	89,526	602
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	44,382	283
*	Abdul Mohsen Al-Hokair Tourism and Development Co. Rights Exp. 8/5/21	39,724	143
			53,392
Singapore (0.7%)
	Frasers Centrepoint Trust	4,213,108	7,527
	Parkway Life REIT	1,698,481	5,819
	Keppel Infrastructure Trust	12,951,146	5,263
	Manulife U.S. REIT	5,945,488	4,521
	Haw Par Corp. Ltd.	453,900	4,484
	Ascendas India Trust	3,985,300	4,266
	ARA LOGOS Logistics Trust	6,101,008	4,056
	Raffles Medical Group Ltd.	3,677,184	3,910
	CDL Hospitality Trusts	3,875,813	3,458
	CapitaLand China Trust	3,307,099	3,417
	ESR-REIT	10,401,579	3,416
	Starhill Global REIT	7,331,108	3,356
	Keppel Pacific Oak U.S. REIT	4,011,300	3,167
	AIMS APAC REIT	2,657,800	3,099
	First Resources Ltd.	2,500,529	2,507
	Cromwell European REIT	736,540	2,176
	OUE Commercial REIT	6,009,609	1,930
*	Nanofilm Technologies International Ltd.	402,100	1,834
	Lendlease Global Commercial REIT	2,486,200	1,605
	AEM Holdings Ltd.	538,200	1,553
	Riverstone Holdings Ltd.	1,721,300	1,540
	Sheng Siong Group Ltd.	1,153,400	1,337
	Prime U.S. REIT	1,583,869	1,330
*	Thomson Medical Group Ltd.	19,788,100	1,256
	SPH REIT	1,684,900	1,137
	Far East Hospitality Trust	2,631,600	1,125
	Sabana Shari'ah Compliant Industrial REIT	2,670,000	858
	Frasers Hospitality Trust	2,151,500	818
*,1	Best World International Ltd.	751,600	720
*	COSCO Shipping International Singapore Co. Ltd.	3,208,700	698
*	Lippo Malls Indonesia Retail Trust	14,785,680	686
	First REIT	3,434,572	672
	iFAST Corp. Ltd.	81,300	480

		Shares	Market Value ($000)
	Asian Pay Television Trust	4,683,150	435
	Silverlake Axis Ltd.	2,018,829	394
*	Yoma Strategic Holdings Ltd.	3,343,619	338
	Bumitama Agri Ltd.	855,000	288
*,1	Eagle Hospitality Trust	2,004,300	275
*,1	Hyflux Ltd.	1,145,286	177
*,1	Noble Group Ltd.	1,804,400	108
*,1,2	Ezra Holdings Ltd.	4,500,399	37
*,2	Ezion Holdings Ltd. Warrants Exp. 4/16/23	2,195,796	—
			86,073
South Africa (0.6%)
	Transaction Capital Ltd.	2,237,789	5,507
	Royal Bafokeng Platinum Ltd.	538,422	4,264
	Motus Holdings Ltd.	690,787	4,015
	AECI Ltd.	556,466	3,789
	Imperial Logistics Ltd.	849,109	3,542
*	Super Group Ltd.	1,620,454	3,525
	JSE Ltd.	422,459	2,955
[2]	Vukile Property Fund Ltd.	3,018,014	2,166
	Investec Property Fund Ltd.	3,132,473	2,157
	DRDGOLD Ltd.	1,830,127	1,904
	Equites Property Fund Ltd.	1,456,681	1,855
*	KAP Industrial Holdings Ltd.	6,754,727	1,825
*	Steinhoff International Holdings NV	16,093,561	1,773
*	Omnia Holdings Ltd.	433,072	1,648
*	Bytes Technology Group plc	236,220	1,520
	Irongate Group	1,349,604	1,454
	Hyprop Investments Ltd.	850,119	1,427
	Advtech Ltd.	1,418,201	1,394
	Reunert Ltd.	424,509	1,375
*	Thungela Resources Ltd.	440,694	1,369
*	MAS Real Estate Inc.	1,113,245	1,349
	Zeder Investments Ltd.	5,782,404	1,208
	Astral Foods Ltd.	104,007	1,091
*	Massmart Holdings Ltd.	271,193	1,067
*	EPP NV	1,253,329	987
	Cashbuild Ltd.	54,154	984
	SA Corporate Real Estate Ltd.	6,867,775	960
*	Attacq Ltd.	2,121,626	960
*	Wilson Bayly Holmes-Ovcon Ltd.	121,725	917
	Raubex Group Ltd.	452,840	879
	DataTec Ltd.	485,178	780
*	Tsogo Sun Gaming Ltd.	1,377,734	761
*	Famous Brands Ltd.	200,248	752
	Hudaco Industries Ltd.	84,261	737
*	Sun International Ltd.	527,318	649
	Emira Property Fund Ltd.	949,565	596
*	Curro Holdings Ltd.	707,664	569
*	Long4Life Ltd.	1,942,901	557
*	Blue Label Telecoms Ltd.	1,662,282	514
	Adcock Ingram Holdings Ltd.	167,060	510
*	Hosken Consolidated Investments Ltd.	124,644	440
	Alexander Forbes Group Holdings Ltd.	1,818,457	437
	Allied Electronics Corp. Ltd. Class A	600,611	435
*,2	Brait plc	2,011,959	393
			67,996

		Shares	Market Value ($000)
South Korea (4.9%)
	Ecopro BM Co. Ltd.	34,571	8,715
	Hyosung TNC Corp.	10,983	8,519
	L&F Co. Ltd.	82,213	7,692
	Hansol Chemical Co. Ltd.	33,012	7,687
*	Pearl Abyss Corp.	111,852	7,202
	DB HiTek Co. Ltd.	133,876	7,125
*	Kakao Games Corp.	90,217	6,986
*	F&F Co. Ltd.	12,509	6,525
	SK Materials Co. Ltd.	17,745	6,488
*	Hyosung Advanced Materials Corp.	11,116	5,953
	WONIK IPS Co. Ltd.	141,385	5,710
	LEENO Industrial Inc.	35,518	5,528
	CS Wind Corp.	74,767	5,354
*	KMW Co. Ltd.	115,255	5,333
*	GeneOne Life Science Inc.	144,200	5,203
	Kolon Industries Inc.	73,365	5,167
	Iljin Materials Co. Ltd.	73,183	5,125
	Meritz Fire & Marine Insurance Co. Ltd.	227,565	5,052
	Meritz Securities Co. Ltd.	1,179,552	5,041
	Douzone Bizon Co. Ltd.	69,082	5,030
*	Ecopro HN Co. Ltd.	53,392	4,962
	Hyundai Elevator Co. Ltd.	105,156	4,943
*	Hugel Inc.	23,464	4,890
*	Genexine Inc.	67,061	4,886
	Koh Young Technology Inc.	229,611	4,884
	Pan Ocean Co. Ltd.	733,284	4,822
*	Doosan Fuel Cell Co. Ltd.	111,237	4,754
	KIWOOM Securities Co. Ltd.	46,078	4,734
*	Hyundai Rotem Co. Ltd.	217,011	4,698
*	SM Entertainment Co. Ltd.	90,300	4,634
*	Chabiotech Co. Ltd.	198,686	4,487
	Youngone Corp.	122,660	4,250
	JB Financial Group Co. Ltd.	624,342	4,196
	JYP Entertainment Corp.	118,880	4,144
	Ecopro Co. Ltd.	65,242	4,088
	Com2uSCorp	39,513	3,911
	Soulbrain Co. Ltd.	13,107	3,881
*	Naturecell Co. Ltd.	159,036	3,801
	LS Electric Co. Ltd.	65,891	3,725
	Kolmar Korea Co. Ltd.	77,830	3,713
	Eo Technics Co. Ltd.	36,376	3,668
	Osstem Implant Co. Ltd.	32,443	3,650
	Dongkuk Steel Mill Co. Ltd.	191,360	3,532
*	Cosmax Inc.	32,303	3,483
	Dongjin Semichem Co. Ltd.	129,727	3,307
*	Cellivery Therapeutics Inc.	44,784	3,275
	Korean Reinsurance Co.	392,148	3,250
*	Kumho Tire Co. Inc.	543,922	3,165
	Chong Kun Dang Pharmaceutical Corp.	27,430	3,105
	AfreecaTV Co. Ltd.	26,901	3,102
*	Pharmicell Co. Ltd.	212,026	3,097
*	Hyundai Bioscience Co. Ltd.	118,540	3,086
*	LegoChem Biosciences Inc.	65,381	3,064
	NICE Information Service Co. Ltd.	146,327	3,054
	Daishin Securities Co. Ltd.	194,132	3,027
*	ST Pharm Co. Ltd.	32,055	2,995
*	Hanall Biopharma Co. Ltd.	151,889	2,937

		Shares	Market Value ($000)
	LOTTE REIT Co. Ltd.	568,580	2,932
	Hanwha Systems Co. Ltd.	196,001	2,891
*	SOLUM Co. Ltd.	109,318	2,877
*	CJ CGV Co. Ltd.	112,249	2,876
	LX Semicon Co. Ltd.	27,429	2,863
	Green Cross Holdings Corp.	102,215	2,806
	SFA Engineering Corp.	78,345	2,772
	Seoul Semiconductor Co. Ltd.	172,787	2,771
*	CosmoAM&T Co. Ltd.	74,643	2,747
	Innocean Worldwide Inc.	51,027	2,724
*	HLB Life Science Co. Ltd.	296,846	2,712
*	Oscotec Inc.	89,911	2,659
	Hyosung Corp.	24,909	2,657
*	NEPES Corp.	79,869	2,646
*	Amicogen Inc.	76,502	2,633
*	MedPacto Inc.	47,500	2,558
*	Hyosung Chemical Corp.	7,474	2,556
*	Vaxcell-Bio Therapeutics Co. Ltd.	35,914	2,550
	Taekwang Industrial Co. Ltd.	2,570	2,508
	Chunbo Co. Ltd.	12,622	2,482
	Samwha Capacitor Co. Ltd.	46,688	2,473
*	GemVax & Kael Co. Ltd.	137,093	2,470
*	Sam Chun Dang Pharm Co. Ltd.	50,402	2,462
*	Innox Advanced Materials Co. Ltd.	39,730	2,461
	Bukwang Pharmaceutical Co. Ltd.	134,499	2,431
	DongKook Pharmaceutical Co. Ltd.	110,576	2,427
	Daewoong Pharmaceutical Co. Ltd.	16,097	2,390
*	Mezzion Pharma Co. Ltd.	20,377	2,367
	Daewoong Co. Ltd.	72,559	2,337
	Hyundai Greenfood Co. Ltd.	262,152	2,295
	Hanmi Semiconductor Co. Ltd.	71,241	2,274
	Tokai Carbon Korea Co. Ltd.	13,247	2,246
	Hyundai Home Shopping Network Corp.	31,675	2,240
	Sebang Global Battery Co. Ltd.	28,980	2,205
	Hanjin Transportation Co. Ltd.	60,806	2,161
	Zinus Inc.	23,123	2,093
*	Ace Technologies Corp.	127,810	2,084
	Huchems Fine Chemical Corp.	96,923	2,068
	Daejoo Electronic Materials Co. Ltd.	40,235	2,017
	KEPCO Engineering & Construction Co. Inc.	43,076	1,996
*	iNtRON Biotechnology Inc.	94,586	1,992
*	Enzychem Lifesciences Corp.	26,818	1,985
	Korea Petrochemical Ind Co. Ltd.	8,757	1,941
*	Taihan Electric Wire Co. Ltd.	853,975	1,926
	Hyundai Autoever Corp.	17,258	1,926
*	Hyundai Construction Equipment Co. Ltd.	38,535	1,899
	Park Systems Corp.	16,737	1,860
*	Hana Tour Service Inc.	27,648	1,846
	Posco ICT Co. Ltd.	264,719	1,828
	Samyang Holdings Corp.	19,265	1,824
	SK Discovery Co. Ltd.	42,004	1,783
	Meritz Financial Group Inc.	81,137	1,773
	Korea Electric Terminal Co. Ltd.	21,277	1,753
*	Duk San Neolux Co. Ltd.	32,538	1,734
	LX International Corp.	64,289	1,729
	Poongsan Corp.	50,992	1,709
	IS Dongseo Co. Ltd.	35,648	1,693
*	TY Holdings Co. Ltd.	60,780	1,688

		Shares	Market Value ($000)
	PI Advanced Materials Co. Ltd.	35,844	1,667
*	ABLBio Inc.	94,862	1,661
*	Asiana Airlines Inc.	105,314	1,656
*	NHN KCP Corp.	36,006	1,651
*	Eoflow Co. Ltd.	32,838	1,635
	JR REIT XXVII	352,666	1,627
	Mcnex Co. Ltd.	38,455	1,586
*	Hanwha Investment & Securities Co. Ltd.	383,737	1,541
*	Lotte Tour Development Co. Ltd.	90,878	1,534
*	Foosung Co. Ltd.	132,995	1,531
*	Yungjin Pharmaceutical Co. Ltd.	316,309	1,522
	Eugene Technology Co. Ltd.	38,088	1,512
*	Binex Co. Ltd.	91,844	1,509
*	DIO Corp.	35,057	1,492
	Daou Technology Inc.	63,731	1,481
	RFHIC Corp.	45,250	1,450
	Doosan Co. Ltd.	17,151	1,445
*	CMG Pharmaceutical Co. Ltd.	342,243	1,437
	Green Cross LabCell Corp.	16,978	1,428
*	Hancom Inc.	69,354	1,421
	SL Corp.	49,368	1,420
*	Webzen Inc.	55,962	1,420
	LX Hausys Ltd.	16,305	1,417
	Ahnlab Inc.	23,594	1,390
	Hankook Shell Oil Co. Ltd.	5,803	1,383
	KCC Glass Corp.	20,882	1,351
*	OliX Pharmaceuticals Inc.	33,958	1,333
*	SFA Semicon Co. Ltd.	212,389	1,324
	Interpark Corp.	180,069	1,323
	LIG Nex1 Co. Ltd.	35,448	1,322
	Hyundai Corp.	77,360	1,319
	Daeduck Electronics Co. Ltd.	96,180	1,307
	Daesang Corp.	55,063	1,300
	Korea United Pharm Inc.	28,052	1,299
	Ilyang Pharmaceutical Co. Ltd.	44,081	1,288
*	YG Entertainment Inc.	27,976	1,285
*	Studio Dragon Corp.	15,985	1,283
	DoubleUGames Co. Ltd.	24,206	1,282
	Handsome Co. Ltd.	36,736	1,253
	TK Corp.	113,487	1,240
	Wemade Co. Ltd.	25,082	1,232
*	Korea Line Corp.	455,846	1,229
	Dentium Co. Ltd.	19,227	1,209
*	Anterogen Co. Ltd.	17,883	1,203
*	Hyundai Electric & Energy System Co. Ltd.	57,465	1,178
*	Ananti Inc.	115,187	1,177
	Hankook & Co. Co. Ltd.	75,135	1,175
*	Hyosung Heavy Industries Corp.	17,211	1,173
*	Jusung Engineering Co. Ltd.	93,435	1,160
*	Samsung Pharmaceutical Co. Ltd.	181,469	1,152
	Dawonsys Co. Ltd.	69,775	1,150
	Korea Asset In Trust Co. Ltd.	288,833	1,143
*	Sambu Engineering & Construction Co. Ltd.	378,246	1,138
*	Shinsung E&G Co. Ltd.	491,246	1,127
*	Cafe24 Corp.	40,463	1,118
*	CrystalGenomics Inc.	163,682	1,094
	GOLFZON Co. Ltd.	8,289	1,085
	SNT Motiv Co. Ltd.	19,992	1,069

		Shares	Market Value ($000)
*	Medipost Co. Ltd.	41,682	1,066
	S&S Tech Corp.	38,478	1,064
	BH Co. Ltd.	63,006	1,052
	HDC Holdings Co. Ltd.	98,297	1,044
	Shinsegae International Inc.	6,166	1,042
	Yuanta Securities Korea Co. Ltd.	263,543	1,025
	KTB Investment & Securities Co. Ltd.	154,806	1,018
*	Modetour Network Inc.	47,716	1,015
*	Komipharm International Co. Ltd.	100,109	1,006
*	Kuk-il Paper Manufacturing Co. Ltd.	220,172	998
*	UniTest Inc.	48,683	993
	JW Pharmaceutical Corp.	38,783	975
	LOTTE Himart Co. Ltd.	31,381	974
*	Vidente Co. Ltd.	107,835	973
	Huons Global Co. Ltd.	17,083	969
	Daea TI Co. Ltd.	155,447	961
*	NKMax Co. Ltd.	79,208	954
	L&C Bio Co. Ltd.	32,309	954
*	KH Feelux Co. Ltd.	332,432	946
*	S-MAC Co. Ltd.	813,222	946
	Tongyang Inc.	532,648	939
	Huons Co. Ltd.	17,663	932
	Tesna Inc.	20,898	926
	TES Co. Ltd.	35,896	923
	Partron Co. Ltd.	103,527	921
*	Solid Inc.	146,704	920
	Dong-A ST Co. Ltd.	12,917	919
*	Lutronic Corp.	62,866	911
*	Inscobee Inc.	287,009	905
	Hanil Cement Co. Ltd.	5,937	904
*	Seojin System Co. Ltd.	24,837	898
	Dong-A Socio Holdings Co. Ltd.	8,157	891
	Seah Besteel Corp.	32,625	891
	NICE Holdings Co. Ltd.	53,276	865
*	Hanwha General Insurance Co. Ltd.	214,277	862
	ESR Kendall Square REIT Co. Ltd.	145,447	862
	Hansae Co. Ltd.	46,995	858
*	Insun ENT Co. Ltd.	77,948	852
	Jeil Pharmaceutical Co. Ltd.	23,196	839
	SK Securities Co. Ltd.	967,085	820
*	Telcon RF Pharmaceutical Inc.	186,598	819
	Advanced Process Systems Corp.	31,225	814
*	KH Vatec Co. Ltd.	42,431	813
	Korea Real Estate Investment & Trust Co. Ltd.	419,928	804
	KUMHOE&C Co. Ltd.	73,765	803
	INTOPS Co. Ltd.	32,450	802
	Orion Holdings Corp.	54,843	801
	Young Poong Corp.	1,335	795
*	G-treeBNT Co. Ltd.	89,071	792
	Halla Holdings Corp.	19,666	788
	HS Industries Co. Ltd.	121,990	778
	Youlchon Chemical Co. Ltd.	42,046	776
	Dongwon Industries Co. Ltd.	3,620	765
	LF Corp.	47,710	765
	ITM Semiconductor Co. Ltd.	18,203	758
	Nexen Tire Corp.	93,392	753
	InBody Co. Ltd.	29,375	744
*	Eutilex Co. Ltd.	27,484	733

		Shares	Market Value ($000)
	Sungwoo Hitech Co. Ltd.	127,257	730
	Songwon Industrial Co. Ltd.	43,395	730
*	AbClon Inc.	40,110	725
	OptoElectronics Solutions Co. Ltd.	19,758	717
*	Neowiz	31,442	711
	Chongkundang Holdings Corp.	8,077	707
	Binggrae Co. Ltd.	13,349	706
	Mirae Asset Life Insurance Co. Ltd.	196,948	699
*	Grand Korea Leisure Co. Ltd.	50,231	696
	Namyang Dairy Products Co. Ltd.	1,295	680
*	Sangsangin Co. Ltd.	99,755	675
	i-SENS Inc.	23,454	662
	Harim Holdings Co. Ltd.	77,455	660
	NS Shopping Co. Ltd.	62,013	658
	SIMMTECH Co. Ltd.	30,272	655
	KC Tech Co. Ltd.	25,990	647
*	SCM Lifescience Co. Ltd.	25,791	646
	KISWIRE Ltd.	29,628	642
	Kwang Dong Pharmaceutical Co. Ltd.	83,083	640
	ENF Technology Co. Ltd.	20,641	615
	Hansol Paper Co. Ltd.	43,926	612
*	Aprogen pharmaceuticals Inc.	579,812	606
	SK Gas Ltd.	5,936	602
*	STCUBE	74,225	598
	Namhae Chemical Corp.	53,954	592
	Daishin Securities Co. Ltd. Preference Shares	41,378	592
	Dongwon F&B Co. Ltd.	3,059	590
	Vieworks Co. Ltd.	18,309	586
	Youngone Holdings Co. Ltd.	14,523	584
	Cuckoo Homesys Co. Ltd.	14,684	578
*	Namsun Aluminum Co. Ltd.	155,389	569
	Taeyoung Engineering & Construction Co. Ltd.	53,202	568
	Green Cross Cell Corp.	16,350	564
	Maeil Dairies Co. Ltd.	8,362	557
	iMarketKorea Inc.	52,944	555
	Hyundai Bioland Co. Ltd.	29,899	551
	Woongjin Thinkbig Co. Ltd.	152,463	544
	Eugene Investment & Securities Co. Ltd.	155,434	543
	Seobu T&D	69,127	527
	Samyang Corp.	9,195	509
	Samchully Co. Ltd.	6,409	500
	Toptec Co. Ltd.	50,666	499
*	Wonik Holdings Co. Ltd.	92,558	493
*	Lock&Lock Co. Ltd.	42,729	492
	KISCO Corp.	59,444	491
*	Peptron Inc.	48,161	485
*	Hansol Technics Co. Ltd.	66,760	482
	Kolon Corp.	17,878	476
	BGF Co. Ltd.	88,189	475
	LG HelloVision Co. Ltd.	73,933	468
	Lotte Confectionery Co. Ltd.	3,730	460
	Kolmar Korea Holdings Co. Ltd.	18,175	459
	Humedix Co. Ltd.	15,501	453
	SPC Samlip Co. Ltd.	6,196	446
	ICD Co. Ltd.	33,810	443
	KC Co. Ltd.	20,150	440
	Tongyang Life Insurance Co. Ltd.	92,674	432
	Eusu Holdings Co. Ltd.	75,588	423

		Shares	Market Value ($000)
	Byucksan Corp.	112,419	416
	Sung Kwang Bend Co. Ltd.	48,276	410
	F&F Holdings Co. Ltd.	12,502	406
	DB Financial Investment Co. Ltd.	68,332	405
	Cuckoo Holdings Co. Ltd.	3,633	404
*	Able C&C Co. Ltd.	51,601	403
*	Dongsung Pharmaceutical Co. Ltd.	47,925	402
*	Soulbrain Holdings Co. Ltd.	12,112	400
	Hyundai Livart Furniture Co. Ltd.	23,620	400
	Dae Han Flour Mills Co. Ltd.	2,609	398
	Lotte Food Co. Ltd.	1,024	390
	Aekyung Industrial Co. Ltd.	17,509	380
*	Gamevil Inc.	12,312	379
*	CJ Freshway Corp.	12,744	377
	Kyobo Securities Co. Ltd.	50,102	372
	KT Skylife Co. Ltd.	38,395	365
	Hansol Holdings Co. Ltd.	93,150	356
*	Interflex Co. Ltd.	28,626	355
	SNT Dynamics Co. Ltd.	36,640	343
	E1 Corp.	7,036	342
	Hanil Holdings Co. Ltd.	28,780	337
	AK Holdings Inc.	13,753	333
*	CUROCOM Co. Ltd.	242,813	325
	Sam Young Electronics Co. Ltd.	27,627	317
	Daekyo Co. Ltd.	70,719	294
	Muhak Co. Ltd.	41,295	293
	Dae Hwa Pharmaceutical Co. Ltd.	28,245	288
*	Coreana Cosmetics Co. Ltd.	68,106	281
	Daeduck Co. Ltd.	41,388	280
*	Sindoh Co. Ltd.	9,770	272
*	Homecast Co. Ltd.	76,165	262
	Cell Biotech Co. Ltd.	14,419	246
	MegaStudyEdu Co. Ltd.	3,504	243
*	SBS Media Holdings Co. Ltd.	122,676	239
*,1	Y2 Solution	147,206	156
*,1	Tera Resource Co. Ltd.	42,004	2
*,1	Cnk International Co. Ltd.	35,374	—
*,1	SSCP Co. Ltd.	20,873	—
			576,610
Spain (1.2%)
	Fluidra SA	373,838	15,155
*	Banco de Sabadell SA	20,231,801	14,066
	Viscofan SA	138,134	9,592
	Acerinox SA	672,878	8,995
	Grupo Catalana Occidente SA	173,961	6,513
	CIE Automotive SA	202,237	6,029
	Applus Services SA	576,488	5,550
	Ebro Foods SA	260,640	5,289
*	Indra Sistemas SA	467,111	4,890
[3]	Euskaltel SA	354,884	4,623
*	Solaria Energia y Medio Ambiente SA	236,080	4,561
	Faes Farma SA	1,133,348	4,424
	Laboratorios Farmaceuticos Rovi SA	62,588	4,418
	Almirall SA	276,108	4,381
	Pharma Mar SA	50,947	4,356
*	Mediaset Espana Comunicacion SA	607,708	3,622
	Cia de Distribucion Integral Logista Holdings SA	167,849	3,618
*,3	Neinor Homes SA	242,491	3,529

		Shares	Market Value ($000)
	Sacyr SA (XMAD)	1,435,858	3,491
*	Melia Hotels International SA	431,897	2,980
	Prosegur Cia de Seguridad SA	858,179	2,932
*	Construcciones y Auxiliar de Ferrocarriles SA	68,667	2,913
[3]	Unicaja Banco SA	3,162,129	2,908
*,3	Gestamp Automocion SA	413,743	2,023
*	Ence Energia y Celulosa SA	550,349	1,701
[3]	Aedas Homes SA	55,050	1,668
[3]	Global Dominion Access SA	309,668	1,654
*,2	Tecnicas Reunidas SA	145,344	1,229
	Liberbank SA	3,388,857	1,139
*	Promotora de Informaciones SA Class A	1,072,104	1,120
	Lar Espana Real Estate Socimi SA	172,407	1,084
*	Distribuidora Intl De Common Stock Npv	34,850,200	1,054
[3]	Metrovacesa SA	122,725	1,022
[3]	Prosegur Cash SA	1,038,384	1,017
*	Atresmedia Corp. de Medios de Comunicacion SA	212,316	878
*,2	NH Hotel Group SA	62,094	268
*,2	Distribuidora Internacional de Alimentacion SA	4,530,536	137
*,1,2	Let S Gowex SA	31,105	—
			144,829
Sweden (4.6%)
[3]	Dometic Group AB	1,149,980	19,519
[3]	Thule Group AB	385,168	19,447
	Beijer Ref AB Class B	885,706	18,703
	Samhallsbyggnadsbolaget i Norden AB	3,577,495	17,923
	Fabege AB	963,035	16,677
*	Nordic Entertainment Group AB Class B	274,137	14,639
	Avanza Bank Holding AB	448,876	14,539
	AAK AB	606,844	14,467
	AddTech AB Class B	675,647	14,059
	BillerudKorsnas AB	643,310	13,916
	Vitrolife AB	236,847	13,497
	AFRY AB	361,422	12,317
	Hexpol AB	897,115	12,214
[3]	Bravida Holding AB	759,414	11,750
	Wihlborgs Fastigheter AB	500,036	11,650
	Nyfosa AB	715,946	11,078
	Bure Equity AB	203,370	10,972
	Arjo AB Class B	856,594	10,820
	Wallenstam AB Class B	598,373	10,048
	Kungsleden AB	737,898	9,962
	JM AB	267,238	9,430
	Loomis AB Class B	279,173	9,361
	Axfood AB	345,658	9,356
*	SSAB AB Class B	1,697,685	8,678
	Intrum AB	276,237	8,559
	Peab AB Class B	692,400	8,074
*	Sectra AB Class B	99,271	7,911
	Mips AB	73,694	7,782
	Instalco AB	142,671	7,683
	Mycronic AB	256,686	7,539
*	SSAB AB Class A	1,316,162	7,516
	Nolato AB Class B	677,107	7,516
	Nordnet AB publ	462,756	7,461
	Bilia AB Class A	312,491	6,705
*	Electrolux Professional AB Class B	884,914	6,578
	Catena AB	102,316	6,135

		Shares	Market Value ($000)
	NCC AB Class B	345,109	6,132
	Medicover AB Class B	197,966	5,750
*	Pandox AB Class B	342,799	5,736
	Ratos AB Class B	798,307	5,659
*	CELLINK AB Class B	83,072	5,424
	Hufvudstaden AB Class A	291,715	5,332
	Lindab International AB	180,916	5,280
	Biotage AB	183,667	5,255
*	Modern Times Group MTG AB Class B	348,299	4,948
*,3	Boozt AB	203,561	4,386
	Nobia AB	509,745	4,178
	Granges AB	312,828	4,135
*	Betsson AB Class B	481,151	3,872
	Bonava AB Class B	354,986	3,797
	Concentric AB	159,665	3,674
	Troax Group AB	99,534	3,603
*	BHG Group AB	230,259	3,552
	Atrium Ljungberg AB Class B	132,969	3,255
*,2	SAS AB	12,975,339	3,161
	Vitec Software Group AB Class B	62,373	3,097
[3]	Resurs Holding AB	560,084	2,701
[3]	Munters Group AB	294,428	2,699
	Adapteo Oyj	139,763	2,684
	Dios Fastigheter AB	229,290	2,602
*	VNV Global AB	199,190	2,405
*	Hansa Biopharma AB	178,841	2,388
*,3	Attendo AB	445,597	2,181
*	SkiStar AB	108,750	2,032
	Corem Property Group AB Class B	778,944	1,979
	INVISIO AB	93,958	1,945
	Cloetta AB Class B	548,981	1,782
*	Mekonomen AB	108,069	1,729
	Corem Property Group AB Preference Shares	42,814	1,636
	Investment AB Oresund	77,504	1,573
*,2,3	Scandic Hotels Group AB	376,867	1,535
	Platzer Fastigheter Holding AB Class B	72,316	1,351
*	Karo Pharma AB	203,080	1,290
*	Clas Ohlson AB Class B	102,908	1,056
*	Collector AB	219,465	915
*	Camurus AB	35,247	748
*,2,3	Oncopeptides AB	110,884	553
	Samhallsbyggnadsbolaget i Norden AB Class D	124,099	442
	HMS Networks AB	9,145	429
	NCC AB Class A	15,132	271
	Fagerhult AB	21,815	201
*	Annehem Fastigheter AB Class B	10,450	43
*,1	Ow Bunker A/S	24,023	—
			533,877
Switzerland (3.0%)
	Belimo Holding AG (Registered)	33,650	17,379
*	Siegfried Holding AG (Registered)	14,747	14,922
	Bachem Holding AG (Registered) Class B	20,872	13,819
[3]	Galenica AG	166,966	12,675
	Bucher Industries AG (Registered)	22,415	12,474
	Cembra Money Bank AG	105,691	10,980
*	Dufry AG (Registered)	200,604	10,614
*	Idorsia Ltd.	417,860	10,322
*	Zur Rose Group AG	27,667	10,288

		Shares	Market Value ($000)
	Allreal Holding AG (Registered)	49,537	10,244
	Comet Holding AG (Registered)	30,324	9,929
	Daetwyler Holding AG (Bearer)	26,840	9,744
	Interroll Holding AG (Registered)	2,071	9,467
*	Softwareone Holding AG	354,145	9,089
	Vontobel Holding AG (Registered)	101,747	8,971
	Inficon Holding AG (Registered)	7,382	8,893
	SFS Group AG	56,638	8,444
	Forbo Holding AG (Registered)	3,932	8,416
*	Mobimo Holding AG (Registered)	23,386	8,023
	dormakaba Holding AG	10,810	7,478
*	Landis+Gyr Group AG	93,715	7,417
[2]	Stadler Rail AG	163,248	7,165
	Emmi AG (Registered)	6,214	6,842
	Bystronic AG	4,790	6,591
	Valiant Holding AG (Registered)	60,489	6,291
	Kardex Holding AG (Registered)	23,294	6,265
	Huber + Suhner AG (Registered)	67,921	5,777
	Schweiter Technologies AG (Bearer)	3,616	5,661
	Burckhardt Compression Holding AG	13,015	5,106
*	Aryzta AG	3,754,009	4,997
	Swissquote Group Holding SA (Registered)	28,289	4,492
*	Komax Holding AG (Registered)	15,176	4,459
	Zehnder Group AG	41,674	4,427
	St. Galler Kantonalbank AG (Registered)	8,888	4,133
*	Valora Holding AG (Registered)	16,122	3,650
*	Ascom Holding AG (Registered)	197,092	3,380
	VZ Holding AG	35,375	3,188
	LEM Holding SA (Registered)	1,241	3,102
	Intershop Holding AG	4,376	3,018
*	Bobst Group SA (Registered)	33,898	2,911
*,2	Basilea Pharmaceutica AG (Registered)	51,546	2,640
	Bell Food Group AG (Registered)	8,264	2,542
*,2	COSMO Pharmaceuticals NV	25,850	2,426
*,3	Medacta Group SA	16,635	2,362
*	u-blox Holding AG	28,512	2,250
	Vetropack Holding AG (Registered)	33,726	2,229
*	ALSO Holding AG (Registered)	7,202	2,216
	Bossard Holding AG (Registered) Class A	6,805	2,204
	Arbonia AG	114,150	2,167
*	Rieter Holding AG (Registered)	7,903	1,858
	Leonteq AG	28,023	1,778
*	EFG International AG	200,456	1,629
*	Autoneum Holding AG	7,410	1,423
[2]	Ypsomed Holding AG (Registered)	8,358	1,329
*	Implenia AG (Registered)	38,177	1,014
	Hiag Immobilien Holding AG	7,900	894
*	GAM Holding AG	380,440	823
	VP Bank AG Class A	6,295	749
*	APG SGA SA	2,658	653
*	Meyer Burger Technology AG	854,891	443
*	Swiss Steel Holding AG	57,441	29
*,1	Petroplus Holdings AG	36,495	—
			344,701
Taiwan (7.6%)
*	Yang Ming Marine Transport Corp.	5,309,650	22,373
	eMemory Technology Inc.	238,000	11,194
	Merida Industry Co. Ltd.	893,055	10,726

		Shares	Market Value ($000)
	WPG Holdings Ltd.	5,419,137	10,594
	Phison Electronics Corp.	612,962	10,475
	E Ink Holdings Inc.	3,566,708	10,314
	Macronix International Co. Ltd.	6,863,386	10,257
	Chroma ATE Inc.	1,440,040	10,144
	Ruentex Development Co. Ltd.	4,495,525	10,053
	Elite Material Co. Ltd.	1,146,519	9,272
	ASPEED Technology Inc.	113,437	9,136
*	TA Chen Stainless Pipe	4,882,242	9,127
	Simplo Technology Co. Ltd.	664,631	8,792
	Tripod Technology Corp.	1,900,327	8,171
*	Voltronic Power Technology Corp.	167,456	8,159
*	King Yuan Electronics Co. Ltd.	4,469,963	7,452
	Elan Microelectronics Corp.	1,146,545	7,451
	Sinbon Electronics Co. Ltd.	851,066	7,321
	YFY Inc.	5,056,000	7,206
	Makalot Industrial Co. Ltd.	837,795	7,131
	Highwealth Construction Corp.	3,940,375	6,921
	Gigabyte Technology Co. Ltd.	1,902,271	6,835
	Lien Hwa Industrial Holdings Corp.	3,633,876	6,825
	FocalTech Systems Co. Ltd.	674,258	6,732
	Compeq Manufacturing Co. Ltd.	4,377,471	6,725
*	FLEXium Interconnect Inc.	1,405,140	6,561
	Radiant Opto-Electronics Corp.	1,723,147	6,515
*	Poya International Co. Ltd.	304,535	6,512
	Chipbond Technology Corp.	2,420,852	6,506
	IBF Financial Holdings Co. Ltd.	10,999,629	6,476
	ITEQ Corp.	1,290,301	6,349
	Ruentex Industries Ltd.	1,769,496	6,211
	Qisda Corp.	5,823,000	6,169
	Tung Ho Steel Enterprise Corp.	3,650,150	6,109
*	China Petrochemical Development Corp.	12,874,330	6,076
	Great Wall Enterprise Co. Ltd.	2,808,190	6,042
	Kinsus Interconnect Technology Corp.	911,282	6,035
*	HannStar Display Corp.	8,724,810	5,956
	Cheng Loong Corp.	3,905,920	5,895
	Nantex Industry Co. Ltd.	1,329,000	5,856
	Global Unichip Corp.	387,649	5,745
	Elite Semiconductor Microelectronics Technology Inc.	861,000	5,601
	King's Town Bank Co. Ltd.	3,845,193	5,559
*	Yieh Phui Enterprise Co. Ltd.	4,356,910	5,501
	Tong Hsing Electronic Industries Ltd.	615,572	5,405
	TXC Corp.	1,251,877	5,399
	ChipMOS Technologies Inc.	2,784,494	5,336
	Wafer Works Corp.	2,120,552	5,313
	TCI Co. Ltd.	454,067	5,312
	Taiwan Surface Mounting Technology Corp.	1,182,530	5,311
	Alchip Technologies Ltd.	233,000	5,302
	AP Memory Technology Corp.	200,577	5,284
*	Medigen Vaccine Biologics Corp.	528,119	5,243
*	Chung Hung Steel Corp.	2,963,000	5,207
	Wisdom Marine Lines Co. Ltd.	1,808,241	5,061
	Fitipower Integrated Technology Inc.	496,000	5,008
	Sigurd Microelectronics Corp.	2,137,822	4,919
	Lotes Co. Ltd.	237,120	4,857
	Bizlink Holding Inc.	518,651	4,788
	International Games System Co. Ltd.	152,213	4,750
	Sitronix Technology Corp.	336,282	4,645

		Shares	Market Value ($000)
	Holtek Semiconductor Inc.	943,279	4,561
	Shinkong Synthetic Fibers Corp.	6,018,416	4,433
	Taiwan Union Technology Corp.	1,049,000	4,378
	Taichung Commercial Bank Co. Ltd.	10,267,615	4,373
	CTCI Corp.	3,186,667	4,363
	Jentech Precision Industrial Co. Ltd.	366,698	4,315
	King Slide Works Co. Ltd.	313,675	4,181
	Nan Kang Rubber Tire Co. Ltd.	2,907,107	4,141
*	Grand Pacific Petrochemical	3,936,928	4,116
	Pan Jit International Inc.	1,113,000	4,112
	Mitac Holdings Corp.	4,004,617	4,079
	International CSRC Investment Holdings Co.	4,208,997	4,044
	Fusheng Precision Co. Ltd.	505,000	3,915
	General Interface Solution Holding Ltd.	922,000	3,860
*	XinTec Inc.	627,000	3,783
	Goldsun Building Materials Co. Ltd.	4,612,402	3,751
*	Episil Holdings Inc.	1,016,000	3,742
	WT Microelectronics Co. Ltd.	1,672,377	3,723
	Chilisin Electronics Corp.	964,440	3,712
	Far Eastern Department Stores Ltd.	4,522,043	3,690
	Wistron NeWeb Corp.	1,362,495	3,627
	Topco Scientific Co. Ltd.	771,793	3,583
*,1	United Renewable Energy Co. Ltd.	8,014,044	3,517
	Merry Electronics Co. Ltd.	876,383	3,493
	Hota Industrial Manufacturing Co. Ltd.	998,317	3,490
	USI Corp.	2,934,784	3,450
	Century Iron & Steel Industrial Co. Ltd.	789,000	3,444
	Standard Foods Taiwan Ltd.	1,800,708	3,384
	Coretronic Corp.	1,710,000	3,376
	TSRC Corp.	3,045,046	3,311
	Tainan Spinning Co. Ltd.	3,796,674	3,300
	United Integrated Services Co. Ltd.	468,200	3,283
	Nichidenbo Corp.	1,525,000	3,112
	RichWave Technology Corp.	213,000	3,065
	Center Laboratories Inc.	1,213,647	3,050
*	China Steel Chemical Corp.	764,853	3,041
	Huaku Development Co. Ltd.	999,499	3,039
	LandMark Optoelectronics Corp.	357,600	3,036
	Tong Yang Industry Co. Ltd.	2,318,919	3,029
*	Microbio Co. Ltd.	1,433,562	2,935
	Ardentec Corp.	1,359,851	2,889
*	RDC Semiconductor Co. Ltd.	189,000	2,841
	Faraday Technology Corp.	687,000	2,781
	Clevo Co.	2,597,944	2,761
	Grape King Bio Ltd.	445,000	2,714
	Greatek Electronics Inc.	794,000	2,712
	ADATA Technology Co. Ltd.	691,915	2,710
	Kenda Rubber Industrial Co. Ltd.	1,981,000	2,701
*	ITE Technology Inc.	586,418	2,660
	UPC Technology Corp.	2,789,065	2,656
	SDI Corp.	511,000	2,638
*	Gold Circuit Electronics Ltd.	1,022,280	2,627
	Visual Photonics Epitaxy Co. Ltd.	531,455	2,608
	Longchen Paper & Packaging Co. Ltd.	2,547,868	2,586
	Yulon Finance Corp.	424,800	2,509
	Advanced Ceramic X Corp.	150,000	2,501
	Everlight Electronics Co. Ltd.	1,101,725	2,477
	Advanced Wireless Semiconductor Co.	415,192	2,448

		Shares	Market Value ($000)
*	Adimmune Corp.	1,375,343	2,434
	Andes Technology Corp.	118,000	2,433
	TTY Biopharm Co. Ltd.	828,987	2,385
	President Securities Corp.	2,432,045	2,355
	Sensortek Technology Corp.	77,000	2,292
	Taiwan Paiho Ltd.	688,183	2,288
*	Unitech Printed Circuit Board Corp.	2,994,672	2,238
	Solar Applied Materials Technology Corp.	1,321,691	2,229
*	Via Technologies Inc.	1,138,000	2,210
	Hsin Kuang Steel Co. Ltd.	805,569	2,190
	Global Brands Manufacture Ltd.	1,696,045	2,162
	Sunplus Technology Co. Ltd.	1,353,000	2,121
	Shin Zu Shing Co. Ltd.	550,224	2,111
	Pegavision Corp.	131,000	2,105
	Silicon Integrated Systems Corp.	2,262,465	2,089
*	PharmaEssentia Corp.	647,204	2,086
	Pixart Imaging Inc.	296,920	2,071
	Taiwan Hon Chuan Enterprise Co. Ltd.	730,401	2,043
	Taiwan Semiconductor Co. Ltd.	704,000	2,029
	Run Long Construction Co. Ltd.	928,800	2,018
	Universal Vision Biotechnology Co. Ltd.	151,000	1,934
*	Asia Vital Components Co. Ltd.	710,337	1,920
	Getac Technology Corp.	953,000	1,917
*	Tung Thih Electronic Co. Ltd.	221,000	1,903
	Evergreen International Storage & Transport Corp.	1,644,502	1,899
*	Co-Tech Development Corp.	667,000	1,893
	Thinking Electronic Industrial Co. Ltd.	238,000	1,885
	Charoen Pokphand Enterprise	670,000	1,883
	Primax Electronics Ltd.	846,000	1,866
*	Asia Optical Co. Inc.	603,000	1,857
	Global Mixed Mode Technology Inc.	189,199	1,851
*	Asia Pacific Telecom Co. Ltd.	6,396,891	1,842
	Chung-Hsin Electric & Machinery Manufacturing Corp.	1,014,625	1,838
	Pan-International Industrial Corp.	1,210,595	1,822
	Foxsemicon Integrated Technology Inc.	215,400	1,806
	Sanyang Motor Co. Ltd.	1,747,037	1,800
	Gourmet Master Co. Ltd.	340,789	1,793
	Gudeng Precision Industrial Co. Ltd.	183,511	1,766
	Supreme Electronics Co. Ltd.	1,110,250	1,763
	YC INOX Co. Ltd.	1,126,750	1,753
	Arcadyan Technology Corp.	500,737	1,749
	Kinpo Electronics	3,698,196	1,700
	St. Shine Optical Co. Ltd.	123,419	1,698
	Sporton International Inc.	192,533	1,666
	Holy Stone Enterprise Co. Ltd.	370,769	1,663
*	TSEC Corp.	1,401,000	1,640
	Chang Wah Electromaterials Inc.	1,211,000	1,632
	KMC Kuei Meng International Inc.	188,000	1,621
	Sonix Technology Co. Ltd.	418,000	1,613
*	Oriental Union Chemical Corp.	1,999,000	1,606
	Cheng Uei Precision Industry Co. Ltd.	1,100,000	1,594
	China General Plastics Corp.	1,119,588	1,593
	Ta Ya Electric Wire & Cable	1,611,857	1,576
*	TaiDoc Technology Corp.	205,000	1,568
	Farglory Land Development Co. Ltd.	769,854	1,543
	Wah Lee Industrial Corp.	480,883	1,530
*	Federal Corp.	1,463,505	1,507
	Chong Hong Construction Co. Ltd.	524,493	1,506

		Shares	Market Value ($000)
	Kaimei Electronic Corp.	407,000	1,499
	Weltrend Semiconductor	532,753	1,492
*	Mercuries Life Insurance Co. Ltd.	4,504,007	1,489
	Sercomm Corp.	632,000	1,471
	Cub Elecparts Inc.	228,609	1,444
	Hannstar Board Corp.	829,438	1,410
	Asia Polymer Corp.	1,106,541	1,409
*	AmTRAN Technology Co. Ltd.	2,287,692	1,403
*	Taiwan TEA Corp.	1,894,293	1,400
	Nan Pao Resins Chemical Co. Ltd.	260,000	1,396
*	China Man-Made Fiber Corp.	3,554,908	1,384
	Kindom Development Co. Ltd.	879,000	1,356
	Hotai Finance Co. Ltd.	438,000	1,349
	Innodisk Corp.	156,140	1,344
	Prince Housing & Development Corp.	3,135,183	1,342
	PChome Online Inc.	284,082	1,337
	Vivotek Inc.	466,699	1,337
	Orient Semiconductor Electronics Ltd.	1,355,197	1,316
	Cathay Real Estate Development Co. Ltd.	1,729,000	1,293
	Sincere Navigation Corp.	937,970	1,291
	Dynapack International Technology Corp.	353,299	1,286
	Taiwan Cogeneration Corp.	936,903	1,285
	Lotus Pharmaceutical Co. Ltd.	245,000	1,285
	Cleanaway Co. Ltd.	213,000	1,280
*	Fittech Co. Ltd.	170,647	1,276
	Sunny Friend Environmental Technology Co. Ltd.	175,000	1,274
*	D-Link Corp.	1,820,407	1,265
*	Phihong Technology Co. Ltd.	924,618	1,263
	Taiwan FamilyMart Co. Ltd.	131,000	1,261
	AURAS Technology Co. Ltd.	194,000	1,242
	Systex Corp.	395,000	1,238
	Taiwan Sakura Corp.	526,000	1,231
*	TaiMed Biologics Inc.	547,000	1,231
*	Chung Hwa Pulp Corp.	1,328,135	1,215
	Chicony Power Technology Co. Ltd.	488,000	1,213
	Mercuries & Associates Holding Ltd.	1,430,612	1,191
*	CMC Magnetics Corp.	3,390,254	1,190
*	Lealea Enterprise Co. Ltd.	2,773,849	1,173
*	Etron Technology Inc.	658,524	1,167
	Kuo Yang Construction Co. Ltd.	1,099,000	1,160
	Chunghwa Precision Test Tech Co. Ltd.	48,000	1,150
	BES Engineering Corp.	3,657,468	1,142
	Taiwan PCB Techvest Co. Ltd.	684,102	1,139
	Ginko International Co. Ltd.	139,710	1,132
	Career Technology MFG. Co. Ltd.	1,075,584	1,131
	Formosa Sumco Technology Corp.	167,000	1,127
	Hu Lane Associate Inc.	231,500	1,125
	Ennoconn Corp.	139,011	1,117
*	CSBC Corp. Taiwan	1,290,956	1,114
	Wowprime Corp.	188,761	1,076
	Chin-Poon Industrial Co. Ltd.	907,072	1,049
	OptoTech Corp.	912,406	1,046
	Test Research Inc.	504,371	1,040
*	Ton Yi Industrial Corp.	1,950,000	1,039
	Gloria Material Technology Corp.	1,064,023	1,038
	Apex International Co. Ltd.	497,000	1,029
	AcBel Polytech Inc.	1,060,000	1,025
	Chlitina Holding Ltd.	139,750	1,025

		Shares	Market Value ($000)
	Chia Hsin Cement Corp.	1,255,000	1,011
	Lung Yen Life Service Corp.	581,000	1,007
	Darfon Electronics Corp.	595,000	1,004
*	Unizyx Holding Corp.	1,020,000	999
	Soft-World International Corp.	268,520	998
	Rexon Industrial Corp. Ltd.	355,000	982
	Swancor Holding Co. Ltd.	263,000	981
	Sampo Corp.	884,048	958
*	Ho Tung Chemical Corp.	2,351,362	947
	Test Rite International Co. Ltd.	1,048,725	945
	Fulgent Sun International Holding Co. Ltd.	284,270	945
	Topkey Corp.	177,000	944
	Aten International Co. Ltd.	315,260	942
	Taiwan Styrene Monomer	1,342,579	940
	Egis Technology Inc.	173,000	940
	Formosa International Hotels Corp.	173,841	939
	Xxentria Technology Materials Corp.	362,776	936
	Kung Long Batteries Industrial Co. Ltd.	166,000	930
	Gemtek Technology Corp.	787,115	927
	Tyntek Corp.	990,250	924
*	Shining Building Business Co. Ltd.	2,176,675	920
	Radium Life Tech Co. Ltd.	2,284,910	917
*	Lingsen Precision Industries Ltd.	952,000	914
	Acter Group Corp. Ltd.	134,481	910
	Speed Tech Corp.	325,000	906
*	Adlink Technology Inc.	387,127	901
	YungShin Global Holding Corp.	567,647	898
	Sinyi Realty Inc.	806,465	873
	Dyaco International Inc.	293,000	866
	Advanced International Multitech Co. Ltd.	314,000	847
	Syncmold Enterprise Corp.	287,750	846
*	Chief Telecom Inc.	79,000	846
	China Metal Products	711,515	845
*	Motech Industries Inc.	728,339	839
	Namchow Holdings Co. Ltd.	463,000	837
	Wei Chuan Foods Corp.	1,083,835	833
	Altek Corp.	574,250	831
	Sunonwealth Electric Machine Industry Co. Ltd.	526,000	825
	Machvision Inc.	88,157	823
	Bioteque Corp.	207,000	807
*	Li Peng Enterprise Co. Ltd.	1,959,915	800
	Depo Auto Parts Ind Co. Ltd.	365,313	800
	Zeng Hsing Industrial Co. Ltd.	136,000	793
*	Medigen Biotechnology Corp.	341,680	785
	Taiflex Scientific Co. Ltd.	391,594	781
	Flytech Technology Co. Ltd.	327,845	774
	Elite Advanced Laser Corp.	353,607	774
*	Ambassador Hotel	758,000	766
	Gamania Digital Entertainment Co. Ltd.	334,000	762
	Johnson Health Tech Co. Ltd.	276,283	752
	Hung Sheng Construction Ltd.	1,004,620	750
*	Savior Lifetec Corp.	822,000	741
	Everlight Chemical Industrial Corp.	1,058,649	740
*	Gigastorage Corp.	783,627	739
	Kinik Co.	310,000	718
	Nidec Chaun-Choung Technology Corp.	97,000	714
	Formosan Rubber Group Inc.	809,089	692
	China Chemical & Pharmaceutical Co. Ltd.	818,000	690

		Shares	Market Value ($000)
	Huang Hsiang Construction Corp.	445,051	688
	HannsTouch Solution Inc.	1,417,329	685
	Firich Enterprises Co. Ltd.	601,878	685
*	AGV Products Corp.	1,780,425	683
	ScinoPharm Taiwan Ltd.	730,891	675
	TA-I Technology Co. Ltd.	270,500	664
*	Darwin Precisions Corp.	1,331,000	636
	Nan Liu Enterprise Co. Ltd.	133,000	630
	Alpha Networks Inc.	600,599	606
	Kuo Toong International Co. Ltd.	683,662	597
*	Dynamic Electronics Co. Ltd.	751,004	594
	CyberTAN Technology Inc.	845,571	591
*	Ritek Corp.	1,722,048	589
	Taiyen Biotech Co. Ltd.	511,877	588
	Rich Development Co. Ltd.	1,740,000	585
	Bank of Kaohsiung Co. Ltd.	1,431,810	579
	IEI Integration Corp.	289,716	548
	Quanta Storage Inc.	399,000	542
	Gigasolar Materials Corp.	65,600	540
	Rechi Precision Co. Ltd.	735,668	532
*	Elitegroup Computer Systems Co. Ltd.	680,647	528
	Jih Sun Financial Holdings Co. Ltd.	1,140,000	528
*	Roo Hsing Co. Ltd.	1,633,000	517
	Yeong Guan Energy Technology Group Co. Ltd.	203,776	517
*	Taigen Biopharmaceuticals Holdings Ltd.	768,723	512
	PharmaEngine Inc.	216,102	495
	Sheng Yu Steel Co. Ltd.	296,000	487
	Ichia Technologies Inc.	717,000	485
*	Infortrend Technology Inc.	733,885	483
	L&K Engineering Co. Ltd.	430,000	481
	Hong Pu Real Estate Development Co. Ltd.	587,195	457
	KEE TAI Properties Co. Ltd.	1,167,740	443
	FSP Technology Inc.	297,428	439
	Posiflex Technology Inc.	156,822	433
	Concraft Holding Co. Ltd.	169,997	433
	WUS Printed Circuit Co. Ltd.	396,555	425
*	Brogent Technologies Inc.	90,293	425
	Basso Industry Corp.	239,000	422
*	ALI Corp.	394,281	420
*	Newmax Technology Co. Ltd.	265,000	411
*	GeneReach Biotechnology Corp.	91,000	399
	Senao International Co. Ltd.	349,000	398
	Iron Force Industrial Co. Ltd.	149,000	387
*	Globe Union Industrial Corp.	620,675	383
*	Tong-Tai Machine & Tool Co. Ltd.	577,429	367
	TYC Brother Industrial Co. Ltd.	467,710	365
*	Taiwan Land Development Corp.	1,560,840	354
*	Li Cheng Enterprise Co. Ltd.	426,892	342
	CHC Healthcare Group	260,727	326
	Cyberlink Corp.	116,076	323
	Jess-Link Products Co. Ltd.	246,100	322
	Toung Loong Textile Manufacturing	216,000	321
	Taiwan Mask Corp.	88,000	312
*	Zinwell Corp.	425,099	310
	China Electric Manufacturing Corp.	765,980	306
*	EirGenix Inc.	66,000	304
	Ability Enterprise Co. Ltd.	534,099	301
*,1	Pharmally International Holding Co. Ltd.	126,271	256

		Shares	Market Value ($000)
	First Steamship Co. Ltd.	374,000	228
	Chun Yuan Steel Industry Co. Ltd.	201,000	207
	Dimerco Express Corp.	51,000	186
*,1	Unity Opto Technology Co. Ltd.	1,203,000	177
*,1	Pihsiang Machinery Manufacturing Co. Ltd.	191,000	—
*,1	E Ton Solar Tech Co. Ltd.	206,307	—
*,1	Xpec Entertainment Inc.	125,457	—
			887,279
Thailand (1.2%)
	KCE Electronics PCL	2,971,100	7,106
	Com7 PCL Class F	3,467,000	6,842
	Tisco Financial Group PCL	2,425,300	6,492
	Hana Microelectronics PCL	2,044,846	4,748
*	CPN Retail Growth Leasehold REIT	7,603,300	4,609
	Jasmine Broadband Internet Infrastructure Fund Class F	13,417,363	4,042
	Bangkok Chain Hospital PCL	4,742,548	3,790
[2]	Siam Global House PCL	5,197,107	3,610
	Sri Trang Agro-Industry PCL	3,131,023	3,597
	Bangchak Corp. PCL	4,749,600	3,338
	Supalai PCL	4,996,750	3,207
[2]	WHA Corp. PCL	34,343,192	3,199
	Chularat Hospital PCL Class F	24,804,360	3,186
	Kiatnakin Bank PCL	2,035,805	3,157
	Thanachart Capital PCL	2,764,495	2,733
	Bangkok Commercial Asset Management PCL (XBKK)	5,176,700	2,599
	VGI PCL	15,254,809	2,581
	Amata Corp. PCL	4,440,997	2,462
[2]	Thoresen Thai Agencies PCL	4,966,641	2,376
	Gunkul Engineering PCL	16,788,483	2,372
*,2	Central Plaza Hotel PCL	2,721,590	2,364
	Quality Houses PCL	32,687,033	2,188
[2]	CK Power PCL	11,582,131	2,083
	Dohome PCL	2,654,500	2,013
[2]	CH Karnchang PCL	3,181,400	1,773
	Frasers Property THA	4,189,300	1,758
[2]	TOA Paint Thailand PCL	1,570,600	1,721
	WHA Premium Growth Freehold & Leasehold REIT Class F	4,178,100	1,716
	Thai Vegetable Oil PCL	1,753,800	1,679
[2]	Bangkok Land PCL	52,573,800	1,664
[2]	Sino-Thai Engineering & Construction PCL	4,439,815	1,650
	GFPT PCL	4,130,800	1,598
*	BTS Rail Mass Transit Growth Infrastructure Fund Class F	11,578,476	1,580
[2]	TTW PCL	4,459,100	1,574
	TQM Corp. PCL	459,500	1,566
	Thailand Future Fund	6,616,200	1,510
	AEON Thana Sinsap Thailand PCL	281,300	1,458
	Mega Lifesciences PCL	1,186,600	1,436
	JMT Network Services PCL Class F	1,130,000	1,395
	Jasmine International PCL	15,223,288	1,371
	TPI Polene PCL	26,734,400	1,359
	Tipco Asphalt PCL	2,289,500	1,317
	AP Thailand PCL	5,133,756	1,235
*	BEC World PCL	3,046,700	1,216
	Sansiri PCL	34,007,700	1,214
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT Class F	3,183,200	1,183
	Super Energy Corp. PCL	40,839,200	1,131
*	Star Petroleum Refining PCL	4,346,000	1,110
*	Major Cineplex Group PCL	1,861,844	1,106

		Shares	Market Value ($000)
	IMPACT Growth REIT	1,951,300	1,098
[2]	Banpu Power PCL	1,940,400	1,028
[2]	Thonburi Healthcare Group PCL	1,049,700	982
	TPI Polene Power PCL	7,082,500	948
*	Precious Shipping PCL	1,234,000	876
	Kerry Express Thailand PCL	701,100	859
*,2	Esso Thailand PCL	3,697,900	821
	Thaifoods Group PCL Class F	5,717,000	800
	BCPG PCL	1,747,937	777
	Ratchthani Leasing PCL	5,370,050	759
	Pruksa Holding PCL	1,886,100	723
	MK Restaurants Group PCL	455,600	683
	PTG Energy PCL	1,382,207	661
	Plan B Media Pcl Class F	4,055,600	649
*	Bangkok Airways PCL	2,143,300	636
	Thaicom PCL	1,932,040	623
	SPCG PCL	1,165,100	617
*,2	Italian-Thai Development PCL	9,726,110	592
*	Central Plaza Hotel PCL NVDR	670,400	582
	Regional Container Lines PCL	329,300	577
	Bangkok Commercial Asset Management PCL	1,112,500	559
	AP Thailand PCL NVDR	2,127,300	512
*	Precious Shipping pcl NVDR	686,000	487
	Workpoint Entertainment PCL	813,700	475
*	MBK PCL	1,228,692	471
	Origin Property PCL Class F	1,682,650	444
	JMT Network Services PCL	353,300	436
[2]	LPN Development PCL	2,868,111	426
[2]	Taokaenoi Food & Marketing PCL Class F	1,755,100	366
*	U City PCL Class F	12,389,548	343
*	Samart Corp. PCL	1,593,721	335
[2]	Supalai pcl NVDR	518,650	333
*	Unique Engineering & Construction PCL	1,703,000	316
*,1	Thai Airways International PCL	3,045,000	308
*	Pruksa Real Estate PCL	1,063,290	306
[2]	VGI PCL NVDR	1,808,900	306
	Univentures PCL	2,493,288	289
	Jay Mart PCL	225,300	230
[2]	TTW PCL NVDR	490,400	173
	IMPACT Growth REIT (XBKK)	282,300	159
	Sino-Thai Engineering & Construction PCL NVDR	423,000	157
*,2	Italian-Thai Development PCL NVDR	2,448,500	149
*	MBK PLC Warrants Exp. 5/15/24	47,484	14
			143,899
Turkey (0.3%)
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D	4,320,358	4,025
	Ulker Biskuvi Sanayi AS	864,047	2,045
*	Oyak Cimento Fabrikalari AS	2,588,394	1,980
	Sok Marketler Ticaret AS	1,379,273	1,876
*	Bera Holding AS	1,252,699	1,645
	Aksa Akrilik Kimya Sanayii AS	791,274	1,532
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	6,006,869	1,302
*	Hektas Ticaret TAS	1,195,242	1,141
*	Migros Ticaret AS	242,388	981
	AG Anadolu Grubu Holding AS	344,671	958
*	Aksa Enerji Uretim AS Class B	622,044	940
	Nuh Cimento Sanayi AS	189,576	862
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	589,542	855

		Shares	Market Value ($000)
*	Pegasus Hava Tasimaciligi AS	97,548	817
*	Koza Anadolu Metal Madencilik Isletmeleri AS	493,714	795
	Dogan Sirketler Grubu Holding AS	2,527,597	786
	Logo Yazilim Sanayi Ve Ticaret AS	182,908	785
	Otokar Otomotiv Ve Savunma Sanayi AS	21,473	745
	Turk Traktor ve Ziraat Makineleri AS	35,810	724
	Vestel Elektronik Sanayi ve Ticaret AS	201,985	717
[3]	Mavi Giyim Sanayi Ve Ticaret AS Class B	96,549	613
	Is Yatirim Menkul Degerler AS	374,049	603
*	Sekerbank Turk AS	4,794,723	591
*,3	MLP Saglik Hizmetleri AS	211,529	565
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	613,457	520
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	302,098	475
	EGE Endustri VE Ticaret AS	3,085	467
	Turkiye Sinai Kalkinma Bankasi AS	3,071,532	457
	Kervan Gida Sanayi Ve Ticaret AS	230,736	445
*	Kordsa Teknik Tekstil AS	156,422	434
	Aygaz AS	237,706	409
	Alarko Holding AS	345,507	387
*	Cimsa Cimento Sanayi VE Ticaret AS	132,732	378
	Kartonsan Karton Sanayi ve Ticaret AS	59,898	369
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	260,690	361
*	Is Gayrimenkul Yatirim Ortakligi AS	1,581,653	350
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	107,400	298
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	429,215	298
	Aksigorta AS	311,939	296
*	Konya Cimento Sanayii AS	2,641	279
	Dogus Otomotiv Servis ve Ticaret AS	89,568	271
*	Is Finansal Kiralama AS	769,793	264
*	Zorlu Enerji Elektrik Uretim AS	1,069,238	225
	Tat Gida Sanayi AS	200,238	207
*	Albaraka Turk Katilim Bankasi AS	1,152,080	205
	Akcansa Cimento AS	109,885	190
*	NET Holding AS	398,600	187
*	Torunlar Gayrimenkul Yatirim Ortakligi AS	410,590	173
	Polisan Holding AS	494,343	162
*,1	Asya Katilim Bankasi AS	975,452	—
			35,990
United Arab Emirates (0.0%)
	GFH Financial Group BSC	8,418,766	1,713
*	RAK Properties PJSC	2,080,530	394
*	Union Properties PJSC	5,560,733	373
*	Deyaar Development PJSC	3,964,156	313
*,1	Arabtec Holding PJSC	2,033,180	293
*,1	Drake & Scull International PJSC	1,238,097	125
			3,211
United Kingdom (10.5%)
	Dechra Pharmaceuticals plc	378,601	26,145
	Royal Mail plc	3,294,374	23,082
	Electrocomponents plc	1,621,767	22,912
	Spectris plc	416,652	20,681
	Future plc	407,940	19,543
	Games Workshop Group plc	118,062	18,653
	UNITE Group plc	1,153,071	18,559
	Tritax Big Box REIT plc	6,205,808	18,155
	Genus plc	235,928	18,078
	Diploma plc	428,605	17,607

		Shares	Market Value ($000)
	IG Group Holdings plc	1,282,397	15,887
	Inchcape plc	1,312,157	15,499
	Rotork plc	3,027,543	15,182
	Man Group plc	5,174,784	14,210
*	Greggs plc	360,400	13,810
	Grafton Group plc	773,332	13,797
	UDG Healthcare plc	909,647	13,623
*	Marks & Spencer Group plc	7,070,380	13,310
*,3	Countryside Properties plc	1,814,437	13,260
	Britvic plc	965,550	13,060
	Vistry Group plc	775,745	12,857
*	Virgin Money UK plc	4,371,723	12,138
	Softcat plc	446,227	11,992
	Big Yellow Group plc	585,761	11,807
*	Beazley plc	2,145,828	11,681
*	Hays plc	5,604,431	11,521
	Pets at Home Group plc	1,718,732	11,166
*	IWG plc	2,558,637	11,147
	Ultra Electronics Holdings plc	251,518	11,075
	LondonMetric Property plc	3,199,907	11,055
	Victrex plc	297,123	10,957
	Safestore Holdings plc	743,571	10,911
	Close Brothers Group plc	503,504	10,793
	Primary Health Properties plc	4,729,251	10,759
	Cranswick plc	187,437	10,532
	Assura plc	9,509,399	10,322
*	WH Smith plc	454,116	10,242
*	SSP Group plc	2,817,780	10,218
*,3	Watches of Switzerland Group plc	729,287	10,200
	Grainger plc	2,404,241	10,111
	Aggreko plc	830,456	10,026
	Domino's Pizza Group plc	1,693,968	9,870
[3]	John Laing Group plc	1,752,753	9,761
	Great Portland Estates plc	915,358	9,688
*	Pagegroup plc	1,126,766	9,626
	Balfour Beatty plc	2,278,875	9,597
	Computacenter plc	253,646	9,588
*	Carnival plc	476,918	9,440
*,3	Wizz Air Holdings plc	136,312	9,369
	QinetiQ Group plc	2,027,642	9,270
	OSB Group plc	1,359,090	9,138
	Synthomer plc	1,204,318	8,858
*	Ascential plc	1,428,891	8,592
	Investec plc	2,247,238	8,538
	Bodycote plc	648,805	8,136
	Serco Group plc	4,110,644	8,081
	Drax Group plc	1,437,653	8,038
*,3	Network International Holdings plc	1,679,206	7,951
*,3	Trainline plc	1,641,889	7,741
	Spirent Communications plc	2,183,132	7,707
	Shaftesbury plc	935,527	7,669
	Lancashire Holdings Ltd.	866,139	7,665
	Savills plc	479,660	7,661
	TP ICAP Group plc	2,755,085	7,491
	Dunelm Group plc	406,392	7,488
	Marshalls plc	717,059	7,274
	Gamesys Group plc	283,319	7,254
	Redrow plc	811,453	7,250

		Shares	Market Value ($000)
*	National Express Group plc	1,916,952	7,244
[2]	Hammerson plc	14,101,833	7,234
*	John Wood Group plc	2,376,645	7,199
	Ferrexpo plc	1,053,182	7,040
	Paragon Banking Group plc	915,969	7,032
	IntegraFin Holdings plc	946,235	6,978
	Genuit Group plc	778,078	6,907
	Plus500 Ltd.	354,668	6,902
	Moneysupermarket.com Group plc	1,881,309	6,640
	Hill & Smith Holdings plc	286,397	6,466
	Micro Focus International plc	1,159,166	6,459
*	Dixons Carphone plc	3,598,642	6,455
	Oxford Instruments plc	191,887	6,434
*	Capital & Counties Properties plc	2,649,318	6,283
	AJ Bell plc	1,045,846	6,106
*	Indivior plc	2,635,278	6,042
	Jupiter Fund Management plc	1,569,840	5,900
*,3	Aston Martin Lagonda Global Holdings plc	216,533	5,870
	Centamin plc	3,915,383	5,828
	Sanne Group plc	494,896	5,800
	Workspace Group plc	482,693	5,782
	Sirius Real Estate Ltd.	3,455,085	5,710
*	Frasers Group plc	677,724	5,678
	Rhi Magnesita NV	105,865	5,578
	Vesuvius plc	747,700	5,546
*	Playtech plc	1,076,999	5,537
*	Mediclinic International plc	1,413,450	5,471
	Morgan Advanced Materials plc	1,021,432	5,462
	Euromoney Institutional Investor plc	383,614	5,422
	IP Group plc	3,382,170	5,412
	Rathbone Brothers plc	204,394	5,325
	Brewin Dolphin Holdings plc	1,052,270	5,245
	Redde Northgate plc	884,400	5,199
*	Just Group plc	3,675,705	5,095
	FDM Group Holdings plc	308,538	5,079
	Coats Group plc	5,184,995	5,051
*	Crest Nicholson Holdings plc	875,808	5,044
	888 Holdings plc	962,440	4,970
	St. Modwen Properties plc	638,829	4,958
*	Firstgroup plc	4,297,232	4,930
	Kainos Group plc	201,021	4,825
*	J D Wetherspoon plc	290,729	4,583
[3]	Airtel Africa plc	3,675,797	4,543
	Vectura Group plc	2,141,602	4,516
	Chemring Group plc	1,012,336	4,322
	Essentra plc	1,078,635	4,250
	NCC Group plc	951,697	4,161
[3]	Ibstock plc	1,395,602	4,147
*	Elementis plc	2,071,447	4,101
*	Mitie Group plc	4,626,536	4,075
	Clarkson plc	89,336	4,005
	Avon Protection plc	102,418	3,864
	Ninety One plc	1,184,897	3,744
*	Restaurant Group plc	2,335,179	3,725
*	Mitchells & Butlers plc	938,053	3,636
*	Provident Financial plc	923,337	3,635
	XP Power Ltd.	50,700	3,622
*	Halfords Group plc	716,248	3,540

		Shares	Market Value ($000)
[3]	TI Fluid Systems plc Class B	819,654	3,530
	Hilton Food Group plc	215,090	3,408
*	Senior plc	1,508,944	3,395
*	Petropavlovsk plc	10,974,686	3,269
*	Babcock International Group plc	916,466	3,257
	Telecom Plus plc	228,169	3,250
*	AO World plc	1,034,564	3,238
*,2	Cineworld Group plc	3,657,079	3,226
*	Energean plc	357,761	3,222
	Keller Group plc	257,587	3,153
	Cairn Energy plc	1,773,467	3,145
*,3	Spire Healthcare Group plc	1,019,445	3,143
*	Tullow Oil plc	5,037,950	3,140
*	Bytes Technology Group plc (XLON)	463,416	3,106
	UK Commercial Property REIT Ltd.	2,652,505	2,990
*	Greencore Group plc	1,626,366	2,947
*	Capita plc	5,991,715	2,935
*,3	Equiniti Group plc	1,169,538	2,909
*	Marston's plc	2,277,320	2,653
*	C&C Group plc (XLON)	805,058	2,650
*	Bank of Georgia Group plc	123,951	2,584
	Picton Property Income Ltd.	1,967,070	2,516
[3]	CMC Markets plc	398,413	2,483
	BMO Commercial Property Trust Ltd.	1,900,362	2,470
	PZ Cussons plc	680,650	2,375
*	AG Barr plc	294,052	2,349
*	PureTech Health plc	519,517	2,323
	Helical plc	363,936	2,298
*	Go-Ahead Group plc	152,950	2,188
*	TBC Bank Group plc	127,351	2,147
	Hochschild Mining plc	981,529	2,103
*	C&C Group plc	612,416	2,013
	CLS Holdings plc	524,967	1,854
	Devro plc	587,264	1,810
[3]	ContourGlobal plc	583,958	1,592
*	SIG plc	2,500,178	1,583
*	Stagecoach Group plc	1,451,281	1,507
	Hunting plc	502,791	1,466
*	Rank Group plc	628,798	1,437
*,2	Petrofac Ltd.	933,480	1,339
*	Moonpig Group plc	236,644	1,227
*,3	Funding Circle Holdings plc	539,920	1,043
[3]	Bakkavor Group plc	503,714	884
[3]	Alfa Financial Software Holdings plc	343,091	687
*,1,3	Finablr plc	496,892	76
*,1	Intu Properties plc	2,727,625	67
*,1	Carillion plc	961,048	—
*,1,2	Afren plc	1,404,272	—
			1,222,898
Total Common Stocks (Cost $9,715,791)			11,561,233

		Shares	Market Value ($000)
Temporary Cash Investments (3.5%)
Money Market Fund (3.5%)
[4,5]	Vanguard Market Liquidity Fund, 0.064% (Cost $415,344)	4,153,622	415,362
Total Investments (102.6%) (Cost $10,131,135)			11,976,595
Other Assets and Liabilities—Net (-2.6%)			(307,005)
Net Assets (100%)			11,669,590
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $301,416,000.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the aggregate value was $539,051,000, representing 4.6% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $327,866,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2021	336	37,323	(1,250)
MSCI EAFE Index	September 2021	220	25,513	(435)
MSCI Emerging Markets Index	September 2021	671	42,867	(2,650)
S&P TSX 60 Index	September 2021	24	4,665	67
				(4,268)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Toronto-Dominion Bank	9/15/21	CAD	2,639	USD	2,170	—	(55)
BNP Paribas	9/15/21	INR	512,088	USD	6,819	32	—
Deutsche Bank AG	9/15/21	JPY	900,000	USD	8,107	100	—
UBS AG	9/15/21	USD	1,301	CHF	1,166	12	—
Morgan Stanley Capital Services Inc.	9/15/21	USD	13,173	EUR	11,177	—	(97)
Bank of Montreal	9/15/21	USD	526	EUR	433	12	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
UBS AG	9/15/21	USD	530	GBP	375	10	—
Bank of America, N.A.	9/15/21	USD	14,175	JPY	1,553,120	12	—
						178	(152)
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
INR—Indian rupee.
JPY—Japanese yen.
USD—U.S. dollar.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,906,740	19	—	1,906,759
Common Stocks—Other	77,107	9,531,634	45,733	9,654,474
Temporary Cash Investments	415,362	—	—	415,362
Total	2,399,209	9,531,653	45,733	11,976,595
Derivative Financial Instruments
Assets
Futures Contracts[1]	67	—	—	67
Forward Currency Contracts	—	178	—	178
Total	67	178	—	245
Liabilities
Futures Contracts[1]	4,335	—	—	4,335
Forward Currency Contracts	—	152	—	152
Total	4,335	152	—	4,487
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.